UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 04/30/2025

Date of reporting period: 10/31/2024

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
iShares Cohen & Steers REIT ETF

ICF | Cboe BZX Exchange

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares Cohen & Steers REIT ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Cohen & Steers REIT ETF	$18	0.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	21.22%	33.90%	3.83%	6.17%
S&P Total Market Index...
	13.84	37.99	14.51	12.37
Cohen & Steers Realty Majors Index...
	21.45	34.40	4.22	6.55

Key Fund statistics

Net Assets...
$2,172,864,480
Number of Portfolio Holdings...
33
Portfolio Turnover Rate...
12%

The Fund has added the S&P Total Market Index in response to new regulatory requirements.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Specialized REITs...
45.3%
Residential REITs...
19.0
Retail REITs...
14.3
Health Care REITs...
9.9
Industrial REITs...
8.3
Hotel & Resort REITs...
1.6
Office REITs...
1.6

Security	Percent of Total InvestmentsFootnote Reference(a)
Equinix, Inc...
8.4%
Welltower, Inc...
7.9
Prologis, Inc...
7.1
American Tower Corp...
7.1
Realty Income Corp...
5.1
Digital Realty Trust, Inc...
4.9
Public Storage...
4.6
Simon Property Group, Inc...
4.6
Crown Castle, Inc...
4.6
Iron Mountain, Inc...
4.0

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC or Cohen & Steers Capital Management, Inc. and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Cohen & Steers REIT ETF

Semi-Annual Shareholder Report — October 31, 2024

ICF-10/24-SAR

iShares Morningstar Growth ETF

ILCG | NYSE Arca

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares Morningstar Growth ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Growth ETF	$2	0.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	16.23%	44.00%	17.19%	14.98%
Morningstar US Market Index...
	13.83	38.09	14.70	12.56
Morningstar® US Large-Mid Cap Broad Growth Index℠...
	16.26	44.03	17.29	15.25

Key Fund statistics

Net Assets...
$2,331,511,311
Number of Portfolio Holdings...
392
Portfolio Turnover Rate...
13%

The Fund has added the Morningstar US Market Index in response to new regulatory requirements.

The performance of the Morningstar® US Large-Mid Cap Broad Growth IndexSM in this report reflects the performance of the Morningstar® US Large Growth IndexSMSM through March 21, 2021 and, beginning on March 22, 2021, the performance of the Morningstar® US Large-Mid Cap Broad Growth IndexSM.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
46.2%
Consumer Discretionary...
14.4
Communication Services...
9.3
Industrials...
8.4
Health Care...
7.8
Financials...
7.7
Consumer Staples...
2.0
Real Estate...
1.9
Materials...
1.3
Energy...
0.6
Utilities...
0.4

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
12.9%
Microsoft Corp...
12.4
Amazon.com, Inc...
7.2
Apple, Inc...
6.6
Meta Platforms, Inc., Class A...
2.9
Eli Lilly & Co...
2.9
Tesla, Inc...
2.8
Alphabet, Inc., Class A...
2.1
Visa, Inc., Class A...
2.0
Alphabet, Inc., Class C, NVS...
1.9

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., and its respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Growth ETF

Semi-Annual Shareholder Report — October 31, 2024

ILCG-10/24-SAR

iShares Morningstar Mid-Cap ETF

IMCB | NYSE Arca

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares Morningstar Mid-Cap ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Mid-Cap ETF	$2	0.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	10.05%	34.67%	10.07%	9.37%
Morningstar US Market Index...
	13.83	38.09	14.70	12.56
Morningstar® US Mid Cap Index℠...
	10.06	34.69	10.16	9.55

Key Fund statistics

Net Assets...
$988,795,174
Number of Portfolio Holdings...
453
Portfolio Turnover Rate...
9%

The Fund has added the Morningstar US Market Index in response to new regulatory requirements.

The performance of the Morningstar® US Mid Cap IndexSM in this report reflects the performance of the Morningstar® US Mid Core IndexSM through March 21, 2021 and, beginning on March 22, 2021, the performance of the Morningstar® US Mid Cap IndexSM.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
18.3%
Financials...
14.2
Information Technology...
14.0
Consumer Discretionary...
9.8
Health Care...
9.2
Real Estate...
7.3
Utilities...
7.2
Consumer Staples...
6.2
Materials...
5.5
Energy...
5.3
Communication Services...
3.0

Security	Percent of Total InvestmentsFootnote Reference(a)
Palantir Technologies, Inc., Class A...
0.8%
GE Vernova, Inc...
0.8
Williams Cos., Inc. (The)...
0.6
Capital One Financial Corp...
0.6
Carrier Global Corp...
0.6
Autodesk, Inc...
0.6
Digital Realty Trust, Inc...
0.5
Hilton Worldwide Holdings, Inc...
0.5
Truist Financial Corp...
0.5
General Motors Co...
0.5

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., and its respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Mid-Cap ETF

Semi-Annual Shareholder Report — October 31, 2024

IMCB-10/24-SAR

iShares Morningstar Mid-Cap Growth ETF

IMCG | NYSE Arca

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares Morningstar Mid-Cap Growth ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Mid-Cap Growth ETF	$3	0.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	9.80%	35.91%	12.81%	11.63%
Morningstar US Market Index...
	13.83	38.09	14.70	12.56
Morningstar® US Mid Cap Broad Growth Index℠...
	9.82	35.97	12.95	11.82

Key Fund statistics

Net Assets...
$2,213,233,244
Number of Portfolio Holdings...
305
Portfolio Turnover Rate...
18%

The Fund has added the Morningstar US Market Index in response to new regulatory requirements.

The performance of the Morningstar® US Mid Cap Broad Growth IndexSM in this report reflects the performance of the Morningstar® US Mid Growth IndexSM through March 21, 2021 and, beginning on March 22, 2021, the performance of the Morningstar® US Mid Cap Broad Growth IndexSM.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
25.2%
Information Technology...
20.0
Health Care...
11.2
Consumer Discretionary...
11.2
Financials...
9.9
Real Estate...
6.1
Consumer Staples...
4.5
Materials...
3.9
Communication Services...
3.6
Energy...
2.6
Utilities...
1.8

Security	Percent of Total InvestmentsFootnote Reference(a)
Palantir Technologies, Inc., Class A...
1.5%
Autodesk, Inc...
1.1
Hilton Worldwide Holdings, Inc...
1.1
Trade Desk, Inc. (The), Class A...
1.0
AutoZone, Inc...
0.9
Fortinet, Inc...
0.9
Workday, Inc., Class A...
0.9
WW Grainger, Inc...
0.9
Fair Isaac Corp...
0.9
DoorDash, Inc., Class A...
0.9

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., and its respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Mid-Cap Growth ETF

Semi-Annual Shareholder Report — October 31, 2024

IMCG-10/24-SAR

iShares Morningstar Small-Cap Growth ETF

ISCG | NYSE Arca

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares Morningstar Small-Cap Growth ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Small-Cap Growth ETF	$3	0.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	11.99%	35.88%	8.58%	8.87%
Morningstar US Market Index...
	13.83	38.09	14.70	12.56
Morningstar® US Small Cap Broad Growth Extended Index℠...
	11.96	35.81	8.56	8.91

Key Fund statistics

Net Assets...
$610,306,786
Number of Portfolio Holdings...
996
Portfolio Turnover Rate...
20%

The Fund has added the Morningstar US Market Index in response to new regulatory requirements.

The performance of the Morningstar® US Small Cap Broad Growth Extended IndexSM in this report reflects the performance of the Morningstar® US Small Growth IndexSM through March 21, 2021 and, beginning on March 22, 2021, the performance of the Morningstar® US Small Cap Broad Growth Extended IndexSM.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
22.0%
Information Technology...
18.4
Health Care...
17.2
Consumer Discretionary...
12.7
Financials...
9.7
Real Estate...
5.6
Materials...
4.7
Communication Services...
3.6
Consumer Staples...
3.3
Energy...
1.9
Utilities...
0.9

Security	Percent of Total InvestmentsFootnote Reference(a)
Guidewire Software, Inc...
0.7%
Coherent Corp...
0.6
Carvana Co., Class A...
0.6
FTAI Aviation Ltd...
0.6
Curtiss-Wright Corp...
0.6
Texas Roadhouse, Inc...
0.5
Toast, Inc., Class A...
0.5
SoFi Technologies, Inc...
0.5
Vaxcyte, Inc...
0.5
ITT, Inc...
0.5

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., and its respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Small-Cap Growth ETF

Semi-Annual Shareholder Report — October 31, 2024

ISCG-10/24-SAR

iShares Morningstar Small-Cap Value ETF

ISCV | NYSE Arca

Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares Morningstar Small-Cap Value ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Small-Cap Value ETF	$3	0.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	11.29%	32.14%	9.24%	6.57%
Morningstar US Market Index...
	13.83	38.09	14.70	12.56
Morningstar® US Small Cap Broad Value Extended Index℠...
	11.35	32.26	9.33	6.74

Key Fund statistics

Net Assets...
$427,678,996
Number of Portfolio Holdings...
1,122
Portfolio Turnover Rate...
17%

The Fund has added the Morningstar US Market Index in response to new regulatory requirements.

The performance of the Morningstar® US Small Cap Broad Value Extended IndexSM in this report reflects the performance of the Morningstar® US Small Value IndexSM  through March 21, 2021 and, beginning on March 22, 2021, the performance of the Morningstar® US Small Cap Broad Value Extended IndexSM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of October 31, 2024)

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
28.6%
Consumer Discretionary...
15.6
Industrials...
14.8
Real Estate...
8.4
Materials...
6.5
Health Care...
6.5
Energy...
5.3
Information Technology...
5.0
Utilities...
3.6
Communication Services...
3.4
Consumer Staples...
2.3

Security	Percent of Total InvestmentsFootnote Reference(a)
Carvana Co., Class A...
0.7%
East West Bancorp, Inc...
0.6
CH Robinson Worldwide, Inc...
0.5
Tapestry, Inc...
0.5
Fortune Brands Innovations, Inc...
0.5
Omega Healthcare Investors, Inc...
0.5
Stifel Financial Corp...
0.5
Assurant, Inc...
0.4
Pinnacle West Capital Corp...
0.4
Alcoa Corp...
0.4

Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., and its respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Small-Cap Value ETF

Semi-Annual Shareholder Report — October 31, 2024

ISCV-10/24-SAR

(b) Not Applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith
OCTOBER 31, 2024
2024 Semi-Annual
Financial Statements and
Additonal Information (Unaudited)
iShares Trust
iShares Cohen & Steers REIT ETF | ICF | Cboe BZX Exchange

Table of Contents
Page
2

Schedule of Investments
(unaudited)
October 31, 2024
iShares
®
Cohen & Steers REIT ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Health Care REITs — 9.9%
Alexandria Real Estate Equities, Inc. ....... 402,188 $ 44,864,072
Welltower, Inc. ...................... 1,268,317 171,070,597
215,934,669
Hotel & Resort REITs — 1.6%
Host Hotels & Resorts, Inc. ............. 1,973,617 34,025,157
Industrial REITs — 8.3%
Prologis, Inc. ....................... 1,369,692 154,693,014
Rexford Industrial Realty, Inc. ........... 618,622 26,532,698
181,225,712
Office REITs — 1.6%
BXP, Inc. ......................... 422,217 34,013,802
Residential REITs — 19.0%
American Homes 4 Rent , Class A ......... 887,774 31,285,156
AvalonBay Communities, Inc. ........... 338,075 74,920,801
Equity LifeStyle Properties, Inc. .......... 502,392 35,227,727
Equity Residential ................... 841,826 59,239,295
Essex Property Trust, Inc. .............. 163,698 46,467,314
Invitation Homes, Inc. ................. 1,438,973 45,198,142
Mid-America Apartment Communities, Inc. ... 299,438 45,316,947
Sun Communities, Inc. ................ 302,284 40,107,041
UDR, Inc. ......................... 833,452 35,163,340
412,925,763
Retail REITs — 14.3%
Federal Realty Investment Trust .......... 227,217 25,184,732
Kimco Realty Corp. .................. 1,768,802 41,955,983
Realty Income Corp. .................. 1,847,111 109,662,980
Regency Centers Corp. ............... 459,023 32,792,603
Simon Property Group, Inc. ............. 594,537 100,548,098
310,144,396
Specialized REITs — 45.3%
American Tower Corp. ................ 723,722 154,543,596
Crown Castle, Inc. ................... 921,722 99,075,898
Digital Realty Trust, Inc. ............... 600,599 107,044,760
Equinix, Inc. ....................... 201,317 182,811,941
Extra Space Storage, Inc. .............. 496,068 81,007,904
Iron Mountain, Inc.
(a)
.................. 694,391 85,916,999
Lamar Advertising Co. , Class A .......... 253,306 33,436,392
Public Storage ...................... 306,254 100,775,941
SBA Communications Corp. ............ 261,623 60,034,630
VICI Properties, Inc. .................. 2,458,686 78,087,867
982,735,928
Total Long-Term Investments — 100 .0%
(Cost: $ 1,901,406,039 ) ............................ 2,171,005,427
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.6%
(b)(c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(d)
.................. 32,318,719 $ 32,341,342
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83% ................... 2,383,877 2,383,877
Total Short-Term Securities — 1 .6%
(Cost: $ 34,730,806 ) ............................... 34,725,219
Total Investments — 101 .6%
(Cost: $ 1,936,136,845 ) ............................ 2,205,730,646
Liabilities in Excess of Other Assets — (1.6) % ............. (32,866,166)
Net Assets — 100.0% ...............................
$ 2,172,864,480
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Cohen & Steers REIT ETF
4
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 32,347,305
(a)
$ — $ (376) $ (5,587) $ 32,341,342 32,318,719 $ 6,313
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,174,840 209,037
(a)
— — — 2,383,877 2,383,877 105,350 —
$ (376) $ (5,587) $ 34,725,219 $ 111,663 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 43 12/20/24 $ 1,625 $ (26,239)
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 26,239 $ — $ — $ — $ 26,239
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 597,930 $ — $ — $ — $ 597,930
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 79,817 $ — $ — $ — $ 79,817
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 812,485

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Cohen & Steers REIT ETF
Schedule of Investments
5
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,171,005,427 $ — $ — $ 2,171,005,427
Short-Term Securities
Money Market Funds ...................................... 34,725,219 — — 34,725,219
$ 2,205,730,646 $ — $ — $ 2,205,730,646
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (26,239) $ — $ — $ (26,239)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
(unaudited)
October 31, 2024
2024
iShares Semi-Annual Financial Statements and Additional Information
6
iShares Cohen
& Steers REIT
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 2,171,005,427
Investments, at value — affiliated
(c)
.......................................................................................... 34,725,219
Cash pledged:
Futures contracts .................................................................................................... 92,000
Receivables: –
Securities lending income — affiliated ...................................................................................... 5,135
Dividends — affiliated ................................................................................................. 12,817
Total a ssets .........................................................................................................
2,205,840,598
LIABILITIES
Collateral on securities loaned ............................................................................................. 32,336,952
Payables: –
Capital shares redeemed ............................................................................................... 2,502
Investment advisory fees ............................................................................................... 609,116
Variation margin on futures contracts ....................................................................................... 27,548
Total li abilities ........................................................................................................
32,976,118
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 2,172,864,480
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 2,096,417,837
Accumulated earnings .................................................................................................. 76,446,643
NET ASSETS ........................................................................................................
$ 2,172,864,480
NET ASSET VALUE
Shares outstanding ....................................................................................................
34,150,000
Net asset value .......................................................................................................
$ 63.63
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 1,901,406,039
(b)
  Securities loaned, at value ...................................................................................... $ 30,739,852
(c)
  Investments, at cost — affiliated ................................................................................... $ 34,730,806
See notes to financial statements.

Statement of Operations
(unaudited)

Year Ended October 31, 2024
7
Statement of Operations
See notes to financial statements.
iShares Cohen
& Steers REIT
ETF
INVESTMENT INCOME –
Dividends — unaffiliated ............................................................................................... $ 32,561,908
Dividends — affiliated ................................................................................................. 105,350
Interest — unaffiliated ................................................................................................. 80,136
Securities lending income — affiliated — net ................................................................................. 6,313
Total investment income .................................................................................................
32,753,707
EXPENSES
Investment advisory .................................................................................................. 3,464,857
Total expenses .......................................................................................................
3,464,857
Net investment income ..................................................................................................
29,288,850
REALIZED AND UNREALIZED GAIN (LOSS) $ 372,885,882
Net realized gain (loss) from:
Investments — unaffiliated ........................................................................................... $ (15,184,050)
Investments — affiliated ............................................................................................. (376)
Futures contracts .................................................................................................. 597,930
In-kind redemptions — unaffiliated
(a)
..................................................................................... 40,483,289
25,896,793
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 346,914,856
Investments — affiliated ............................................................................................. (5,587)
Futures contracts .................................................................................................. 79,817
346,989,086
Net realized and unrealized gain ...........................................................................................
372,885,879
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 402,174,729
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2024
iShares Semi-Annual Financial Statements and Additional Information
8
See notes to financial statements.
iShares Cohen & Steers REIT ETF
Six Months Ended
10/31/24
(unaudited)
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 29,288,850 $ 64,858,742
Net realized gain (loss) .............................................................................. 25,896,793 (27,304,214)
Net change in unrealized appreciation (depreciation) .......................................................... 346,989,086 (87,688,124)
Net increase (decrease) in net assets resulting from operations .....................................................
402,174,729 (50,133,596)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(29,352,300)
(b)
(61,558,964)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net decrease in net assets derived from capital share transactions ...................................................
(128,330,159) (237,068,222)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 244,492,270 (348,760,782)
Beginning of period ..................................................................................
1,928,372,210 2,277,132,992
End of period ......................................................................................
$ 2,172,864,480 $ 1,928,372,210
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
9
Financial Highlights
iShares Cohen & Steers REIT ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of period ................
$ 53.20  $ 55.74  $ 68.41  $ 62.62  $ 49.68  $ 55.51
Net investment income
(b)
........................
0 .83  1 .70  1 .62  1 .01  1 .15  1 .39
Net realized and unrealized gain (loss)
(c)
..............
10.44  (2.63) (12.80) 6.10  13.04  (5.78)
Net increase (decrease) from investment operations ....... 11.27  (0.93) (11.18) 7.11  14.19  (4.39)
Distributions from net investment income
(d)
........... (0.84)
(e)
(1.61) (1.49) (1.32) (1.25) (1.44)
Net asset value, end of period ..................... $ 63.63  $ 53.20  $ 55.74  $ 68.41  $ 62.62  $ 49.68
Total Return
(f)
Based on net asset value ......................... 21.22%
(g)
(1.70)% (16.31)% 11.33% 29.11% (8.10)%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.32%
(i)
0.33% 0.33% 0.32% 0.33% 0.34%
Net investment income ...........................
2.72%
(i)
3.10% 2.77% 1.46% 2.15% 2.43%
Supplemental Data
Net assets, end of period (000) ..................... $ 2,172,864  $ 1,928,372  $ 2,277,133  $ 2,753,437  $ 2,257,332  $ 1,842,861
Portfolio turnover rate
(j)
........................... 12% 16% 12% 11% 27% 19%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2024
ishares Semi-Annual Financial Statements and Additional Information
10
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the "Valuation Committee") to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
iShares ETF
Diversification
Classification
Cohen & Steers REIT .................................................................................................. Non-diversified

Notes to Financial Statements
(unaudited) (continued)
11
Notes to Financial Statements
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Citigroup Global Markets, Inc. .............................. $ 30,674,028 $ (30,674,028) $ – $ –
Toronto-Dominion Bank (The) .............................. 65,824 (65,824) – –
$ 30,739,852 $ (30,739,852) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2024
ishares Semi-Annual Financial Statements and Additional Information
12
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.3500%
Over $121 billion, up to and including $181 billion ............................................................................ 0.3325
Over $181 billion, up to and including $231 billion ............................................................................ 0.3159
Over $231 billion, up to and including $281 billion ............................................................................ 0.3001
Over $281 billion .................................................................................................. 0.2851

Notes to Financial Statements
(unaudited) (continued)
13
Notes to Financial Statements
retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than
70% of the total of securities lending income plus the collateral investment fees.
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended October 31, 2024, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended October 31, 2024, in-kind transactions were as follows:
8. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of April 30, 2024, the Fund had non-expiring capital loss carryforwards of $(203,060,663) available to offset future realized capital gains.
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Cohen & Steers REIT ................................................................... $ 24,770,383 $ 3,953,821 $ (337,791)
iShares ETF Purchases Sales
Cohen & Steers REIT ................................................................................... $ 275,900,624 $ 245,441,651
iShares ETF
In-kind
Purchases
In-kind
Sales
Cohen & Steers REIT ................................................................................... $ 34,117,218 $ 162,152,048
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Cohen & Steers REIT .............................................. $ 1,960,739,636 $ 350,564,261 $ (105,599,490) $ 244,964,771

Notes to Financial Statements
(unaudited) (continued)
2024
ishares Semi-Annual Financial Statements and Additional Information
14
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments .
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Six Months Ended
10/31/24
Year Ended
04/30/24
iShares ETF Shares Amount Shares Amount
Cohen & Steers REIT
Shares sold 550,000 $ 34,311,558 1,800,000 $ 99,473,083
Shares redeemed
(2,650,000) (162,641,717) (6,400,000) (336,541,305)
(2,100,000) $ (128,330,159) (4,600,000) $ (237,068,222)

Notes to Financial Statements
(unaudited) (continued)
15
Notes to Financial Statements
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
2024
iShares Semil-Annual Financial Statements and Additional Information
16
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
17
Board Review and Approval of Investment Advisory Contract
iShares Cohen & Steers REIT ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2024
ishares Semi-Annual Financial Statements and Additional Information
18
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.
The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to

Board Review and Approval of Investment Advisory Contract
(continued)
19
Board Review and Approval of Investment Advisory Contract
bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
2024
iShares Semi-Annual Financial Statements and Additional Information
20
Portfolio Abbreviation
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC or Cohen
& Steers Capital Management, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2024
2024 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares Morningstar Growth ETF | ILCG | NYSE Arca
iShares Morningstar Mid-Cap ETF | IMCB | NYSE Arca
iShares Morningstar Mid-Cap Growth ETF | IMCG | NYSE Arca
iShares Morningstar Small-Cap Growth ETF | ISCG | NYSE Arca
iShares Morningstar Small-Cap Value ETF | ISCV | NYSE Arca

Table of Contents
Page

Schedule of Investments
(unaudited)
October 31, 2024
iShares
®
Morningstar Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
Axon Enterprise, Inc.
(a)
................ 6,808 $ 2,883,188
General Electric Co. .................. 55,713 9,570,379
HEICO Corp. ...................... 4,044 990,578
HEICO Corp. , Class A ................. 7,344 1,410,121
Howmet Aerospace, Inc. ............... 38,787 3,867,840
Huntington Ingalls Industries, Inc. ......... 2,340 432,806
Textron, Inc. ....................... 8,741 702,951
TransDigm Group, Inc. ................ 5,349 6,966,003
26,823,866
Automobile Components — 0.0%
Aptiv plc
(a)
......................... 11,383 646,896
Automobiles — 2.8%
Tesla, Inc.
(a)
........................ 265,165 66,251,475
Banks — 0.1%
First Citizens BancShares, Inc. , Class A ..... 1,189 2,303,509
Beverages — 0.3%
Brown-Forman Corp. , Class A ........... 2,746 119,671
Brown-Forman Corp. , Class B, NVS ....... 16,838 741,377
Celsius Holdings, Inc.
(a)
................ 15,187 456,825
Constellation Brands, Inc. , Class A ........ 8,308 1,930,281
Keurig Dr Pepper, Inc. ................ 36,959 1,217,799
Monster Beverage Corp.
(a)
.............. 67,222 3,541,255
8,007,208
Biotechnology — 0.7%
(a)
Alnylam Pharmaceuticals, Inc. ........... 11,950 3,185,751
BioMarin Pharmaceutical, Inc. ........... 17,932 1,181,540
Exact Sciences Corp. ................. 17,509 1,206,895
Incyte Corp. ....................... 8,479 628,463
Moderna, Inc. ...................... 13,833 751,962
Natera, Inc. ........................ 11,643 1,408,337
Neurocrine Biosciences, Inc. ............ 9,573 1,151,345
Sarepta Therapeutics, Inc. .............. 8,681 1,093,806
Vertex Pharmaceuticals, Inc. ............ 11,226 5,343,351
15,951,450
Broadline Retail — 7.8%
Amazon.com, Inc.
(a)
.................. 903,724 168,454,154
Coupang, Inc. , Class A
(a)
............... 74,452 1,920,117
eBay, Inc. ......................... 17,853 1,026,726
MercadoLibre, Inc.
(a)
.................. 4,650 9,472,887
180,873,884
Building Products — 0.8%
A O Smith Corp. .................... 8,194 615,369
Advanced Drainage Systems, Inc. ........ 6,733 1,009,142
Allegion plc ........................ 4,923 687,399
Builders FirstSource, Inc.
(a)
............. 5,515 945,271
Carlisle Cos., Inc. ................... 4,419 1,865,834
Carrier Global Corp. .................. 46,836 3,405,914
Johnson Controls International plc ........ 37,447 2,829,121
Lennox International, Inc. .............. 3,044 1,834,223
Masco Corp. ....................... 9,085 725,982
Trane Technologies plc ................ 11,355 4,203,167
18,121,422
Capital Markets — 1.9%
Ameriprise Financial, Inc. .............. 6,354 3,242,446
Ares Management Corp. , Class A ......... 17,690 2,966,259
Blackstone, Inc. , Class A ............... 32,320 5,421,680
Coinbase Global, Inc. , Class A
(a)
.......... 18,800 3,369,900
FactSet Research Systems, Inc. .......... 3,609 1,638,703
Security
Shares
Shares Value
Capital Markets (continued)
Interactive Brokers Group, Inc. , Class A ..... 10,149 $ 1,548,534
Intercontinental Exchange, Inc. .......... 10,165 1,584,419
KKR & Co., Inc. ..................... 17,725 2,450,304
LPL Financial Holdings, Inc. ............. 7,105 2,004,889
Moody's Corp. ...................... 8,614 3,911,101
Morningstar, Inc. .................... 2,522 827,342
MSCI, Inc. ........................ 7,571 4,324,555
Nasdaq, Inc. ....................... 14,752 1,090,468
Raymond James Financial, Inc. .......... 10,884 1,613,226
Robinhood Markets, Inc. , Class A
(a)
........ 48,862 1,147,768
S&P Global, Inc. .................... 12,650 6,076,554
Tradeweb Markets, Inc. , Class A .......... 11,052 1,403,604
44,621,752
Chemicals — 0.8%
Albemarle Corp. .................... 5,866 555,686
Celanese Corp. ..................... 5,834 734,909
Corteva, Inc. ....................... 29,821 1,816,695
Dow, Inc. ......................... 28,237 1,394,343
DuPont de Nemours, Inc. .............. 18,703 1,552,162
Ecolab, Inc. ....................... 13,190 3,241,179
Linde plc ......................... 8,237 3,757,307
PPG Industries, Inc. .................. 8,914 1,109,882
RPM International, Inc. ................ 8,161 1,037,345
Sherwin-Williams Co. (The) ............. 7,510 2,694,363
Westlake Corp. ..................... 1,336 176,272
18,070,143
Commercial Services & Supplies — 0.8%
Cintas Corp. ....................... 33,090 6,810,253
Clean Harbors, Inc.
(a)
................. 4,851 1,121,842
Copart, Inc.
(a)
...................... 83,226 4,283,642
Republic Services, Inc. ................ 5,812 1,150,776
Rollins, Inc. ........................ 28,074 1,323,408
Tetra Tech, Inc. ..................... 25,305 1,236,908
Veralto Corp. ....................... 13,340 1,363,215
Waste Management, Inc. ............... 10,176 2,196,490
19,486,534
Communications Equipment — 0.5%
Arista Networks, Inc.
(a)
................ 24,469 9,455,800
F5, Inc.
(a)
......................... 2,316 541,666
Motorola Solutions, Inc. ............... 5,271 2,368,524
12,365,990
Construction & Engineering — 0.4%
AECOM .......................... 7,950 849,060
Comfort Systems USA, Inc. ............. 3,401 1,329,927
EMCOR Group, Inc. .................. 4,488 2,001,962
Quanta Services, Inc. ................. 13,848 4,176,972
8,357,921
Construction Materials — 0.3%
Martin Marietta Materials, Inc. ........... 5,879 3,482,367
Vulcan Materials Co. ................. 12,655 3,466,584
6,948,951
Consumer Finance — 0.3%
American Express Co. ................ 18,550 5,009,984
Discover Financial Services ............. 13,577 2,015,234
7,025,218
Consumer Staples Distribution & Retail — 1.1%
BJ's Wholesale Club Holdings, Inc.
(a)
....... 5,236 443,646
Casey's General Stores, Inc. ............ 2,486 979,534
Costco Wholesale Corp. ............... 19,561 17,099,835
Dollar Tree, Inc.
(a)
.................... 8,750 565,600

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Performance Food Group Co.
(a)
.......... 14,784 $ 1,201,200
Sysco Corp. ....................... 47,481 3,558,701
US Foods Holding Corp.
(a)
.............. 11,185 689,555
24,538,071
Containers & Packaging — 0.1%
Avery Dennison Corp. ................. 3,890 805,347
Ball Corp. ......................... 17,283 1,024,018
Crown Holdings, Inc. ................. 4,295 401,797
2,231,162
Distributors — 0.1%
Genuine Parts Co. ................... 5,640 646,908
Pool Corp. ........................ 1,759 636,125
1,283,033
Diversified Consumer Services — 0.0%
Service Corp. International ............. 7,578 618,744
Electric Utilities — 0.1%
NRG Energy, Inc. .................... 6,903 624,031
PG&E Corp. ....................... 85,449 1,727,779
2,351,810
Electrical Equipment — 1.1%
AMETEK, Inc. ...................... 21,967 4,027,430
Eaton Corp. plc ..................... 21,468 7,118,360
GE Vernova, Inc.
(a)
................... 13,554 4,088,700
Hubbell, Inc. ....................... 5,102 2,178,707
nVent Electric plc .................... 15,749 1,174,403
Regal Rexnord Corp. ................. 3,571 594,714
Rockwell Automation, Inc. .............. 10,923 2,913,273
Vertiv Holdings Co. , Class A ............ 34,446 3,764,603
25,860,190
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. , Class A .............. 64,007 4,289,749
CDW Corp. ........................ 12,760 2,401,815
Flex Ltd.
(a) (b)
....................... 12,843 445,267
Jabil, Inc. ......................... 5,889 724,877
Keysight Technologies, Inc.
(a)
............ 7,579 1,129,347
TE Connectivity plc .................. 15,442 2,276,460
Teledyne Technologies, Inc.
(a)
............ 2,429 1,105,972
Trimble, Inc.
(a)
...................... 15,551 940,835
Zebra Technologies Corp. , Class A
(a)
....... 3,691 1,409,851
14,724,173
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A ............. 47,983 1,827,193
Halliburton Co. ..................... 45,699 1,267,690
Schlumberger NV ................... 20,738 830,972
3,925,855
Entertainment — 2.0%
Electronic Arts, Inc. .................. 16,442 2,480,276
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
........................... 2,014 149,519
Liberty Media Corp.-Liberty Formula One , Class
C
(a)
........................... 20,050 1,600,792
Live Nation Entertainment, Inc.
(a) (b)
........ 14,132 1,655,423
Netflix, Inc.
(a)
....................... 40,947 30,957,160
ROBLOX Corp. , Class A
(a)
.............. 49,836 2,577,518
Take-Two Interactive Software, Inc.
(a)
....... 15,578 2,519,274
Walt Disney Co. (The) ................ 50,308 4,839,630
46,779,592
Security
Shares
Shares Value
Financial Services — 4.2%
Apollo Global Management, Inc. .......... 10,813 $ 1,549,071
Block, Inc. , Class A
(a)
................. 52,731 3,813,506
Corpay, Inc.
(a)
...................... 4,960 1,635,411
Fiserv, Inc.
(a)
....................... 11,018 2,180,462
Global Payments, Inc. ................ 9,668 1,002,668
Jack Henry & Associates, Inc. ........... 6,955 1,265,323
Mastercard, Inc. , Class A ............... 78,191 39,063,442
Visa, Inc. , Class A ................... 159,372 46,193,974
96,703,857
Food Products — 0.2%
Hershey Co. (The) ................... 7,766 1,379,086
Hormel Foods Corp. .................. 8,982 274,400
Lamb Weston Holdings, Inc. ............ 13,788 1,071,190
McCormick & Co., Inc. (Non-Voting) , NVS ... 12,831 1,003,897
Tyson Foods, Inc. , Class A ............. 13,228 775,029
4,503,602
Ground Transportation — 0.9%
JB Hunt Transport Services, Inc. ......... 4,847 875,465
Old Dominion Freight Line, Inc. .......... 18,091 3,642,080
Saia, Inc.
(a)
........................ 2,517 1,229,831
Uber Technologies, Inc.
(a)
.............. 191,874 13,824,522
U-Haul Holding Co. , NVS .............. 4,104 280,139
U-Haul Holding Co.
(a)
................. 436 31,972
XPO, Inc.
(a)
........................ 7,394 965,139
20,849,148
Health Care Equipment & Supplies — 2.1%
Align Technology, Inc.
(a)
................ 4,659 955,235
Boston Scientific Corp.
(a)
............... 66,191 5,561,368
Cooper Cos., Inc. (The)
(a)
.............. 13,520 1,415,274
Dexcom, Inc.
(a)
..................... 37,848 2,667,527
Edwards Lifesciences Corp.
(a)
........... 57,376 3,844,766
GE HealthCare Technologies, Inc. ........ 16,954 1,480,932
IDEXX Laboratories, Inc.
(a)
.............. 7,859 3,197,984
Insulet Corp.
(a)
...................... 6,651 1,539,906
Intuitive Surgical, Inc.
(a)
................ 33,650 16,954,216
ResMed, Inc. ...................... 14,017 3,398,702
STERIS plc ........................ 9,499 2,107,353
Stryker Corp. ...................... 13,632 4,856,809
Teleflex, Inc. ....................... 1,704 342,606
Zimmer Biomet Holdings, Inc. ........... 9,821 1,050,061
49,372,739
Health Care Providers & Services — 0.5%
Cencora, Inc. ...................... 8,771 2,000,490
DaVita, Inc.
(a)
....................... 2,330 325,757
McKesson Corp. .................... 3,738 1,871,205
Molina Healthcare, Inc.
(a)
............... 3,141 1,008,952
UnitedHealth Group, Inc. ............... 12,082 6,820,289
Universal Health Services, Inc. , Class B .... 2,589 528,959
12,555,652
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc. ....... 4,345 484,685
Ventas, Inc. ....................... 13,382 876,387
Welltower, Inc. ...................... 21,752 2,933,910
4,294,982
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(a)
.......... 14,102 2,944,921
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc. , Class A
(a)
................. 40,591 5,471,261
Booking Holdings, Inc. ................ 1,088 5,087,760
Chipotle Mexican Grill, Inc.
(a)
............ 129,927 7,246,029

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc. ................. 6,709 $ 939,931
Darden Restaurants, Inc. .............. 5,714 914,354
Domino's Pizza, Inc. .................. 3,308 1,368,619
DoorDash, Inc. , Class A
(a)
.............. 29,255 4,584,258
DraftKings, Inc. , Class A
(a)
.............. 25,030 884,060
Expedia Group, Inc.
(a)
................. 6,185 966,777
Hilton Worldwide Holdings, Inc. .......... 23,369 5,488,210
Las Vegas Sands Corp. ............... 38,712 2,007,217
Marriott International, Inc. , Class A ........ 3,668 953,753
McDonald's Corp. ................... 14,479 4,229,461
MGM Resorts International
(a)
............ 10,234 377,328
Royal Caribbean Cruises Ltd. ........... 15,558 3,210,393
Starbucks Corp. ..................... 37,815 3,694,525
Wingstop, Inc. ...................... 2,806 807,258
Wynn Resorts Ltd. ................... 9,179 881,368
Yum! Brands, Inc. ................... 26,731 3,506,038
52,618,600
Household Durables — 0.2%
Garmin Ltd. ........................ 9,502 1,884,722
PulteGroup, Inc. .................... 8,508 1,102,041
Toll Brothers, Inc. .................... 3,609 528,502
TopBuild Corp.
(a)
.................... 1,779 628,663
4,143,928
Household Products — 0.3%
Church & Dwight Co., Inc. .............. 23,500 2,347,885
Clorox Co. (The) .................... 7,502 1,189,442
Colgate-Palmolive Co. ................ 23,006 2,155,893
Kimberly-Clark Corp. ................. 11,390 1,528,310
7,221,530
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp. ....................... 19,353 2,418,351
Industrial REITs — 0.1%
Prologis, Inc. ....................... 22,729 2,567,013
Insurance — 1.2%
Allstate Corp. (The) .................. 10,449 1,948,947
American Financial Group, Inc. .......... 2,684 346,048
Aon plc , Class A .................... 5,370 1,970,092
Arch Capital Group Ltd.
(a)
.............. 11,466 1,130,089
Arthur J Gallagher & Co. ............... 6,955 1,955,746
Brown & Brown, Inc. .................. 23,310 2,439,158
Cincinnati Financial Corp. .............. 5,689 801,182
Erie Indemnity Co. , Class A, NVS ......... 2,408 1,080,807
Markel Group, Inc.
(a)
.................. 773 1,191,974
Marsh & McLennan Cos., Inc. ........... 12,469 2,721,235
Progressive Corp. (The) ............... 29,861 7,251,147
Travelers Cos., Inc. (The) .............. 9,367 2,303,720
Willis Towers Watson plc ............... 4,831 1,459,880
WR Berkley Corp. ................... 17,115 978,464
27,578,489
Interactive Media & Services — 7.0%
Alphabet, Inc. , Class A ................ 287,572 49,206,445
Alphabet, Inc. , Class C, NVS ............ 255,488 44,120,223
Meta Platforms, Inc. , Class A ............ 118,658 67,347,908
Pinterest, Inc. , Class A
(a)
............... 31,871 1,013,179
Snap, Inc. , Class A, NVS
(a)
............. 103,028 1,252,820
162,940,575
IT Services — 0.9%
Accenture plc , Class A ................ 8,148 2,809,593
Akamai Technologies, Inc.
(a)
............. 6,598 666,926
Cloudflare, Inc. , Class A
(a)
.............. 28,673 2,514,909
Security
Shares
Shares Value
IT Services (continued)
EPAM Systems, Inc.
(a)
................. 2,764 $ 521,429
Gartner, Inc.
(a)
...................... 7,310 3,673,275
GoDaddy, Inc. , Class A
(a)
............... 12,756 2,127,701
MongoDB, Inc. , Class A
(a)
.............. 6,768 1,830,067
Okta, Inc. , Class A
(a)
.................. 15,319 1,101,283
Snowflake, Inc. , Class A
(a)
.............. 31,122 3,573,428
Twilio, Inc. , Class A
(a)
................. 16,033 1,293,061
VeriSign, Inc.
(a)
..................... 8,230 1,455,393
21,567,065
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. .............. 27,876 3,632,521
Avantor, Inc.
(a)
...................... 37,960 849,165
Bio-Techne Corp. .................... 15,068 1,111,265
Bruker Corp. ....................... 9,013 510,226
Charles River Laboratories International, Inc.
(a)
3,109 555,205
Illumina, Inc.
(a)
...................... 15,117 2,178,964
IQVIA Holdings, Inc.
(a)
................. 11,110 2,286,660
Medpace Holdings, Inc.
(a)
.............. 2,403 755,071
Mettler-Toledo International, Inc.
(a)
........ 2,045 2,641,629
Revvity, Inc. ....................... 5,069 601,133
Thermo Fisher Scientific, Inc. ............ 5,412 2,956,684
Waters Corp.
(a)
..................... 3,597 1,162,227
West Pharmaceutical Services, Inc. ....... 6,945 2,138,574
21,379,324
Machinery — 1.4%
Caterpillar, Inc. ..................... 11,254 4,233,755
Cummins, Inc. ...................... 8,780 2,888,444
Dover Corp. ....................... 9,152 1,732,748
Fortive Corp. ....................... 23,531 1,680,819
Graco, Inc. ........................ 16,061 1,308,169
IDEX Corp. ........................ 7,196 1,544,549
Ingersoll Rand, Inc. .................. 38,530 3,698,880
Lincoln Electric Holdings, Inc. ........... 5,444 1,048,297
Nordson Corp. ...................... 4,869 1,206,976
Otis Worldwide Corp. ................. 23,281 2,286,194
Parker-Hannifin Corp. ................. 5,483 3,476,606
Pentair plc ........................ 11,468 1,136,708
Snap-on, Inc. ...................... 1,720 567,824
Stanley Black & Decker, Inc. ............ 6,796 631,620
Westinghouse Air Brake Technologies Corp. .. 16,720 3,143,026
Xylem, Inc. ........................ 22,973 2,797,652
33,382,267
Media — 0.2%
Trade Desk, Inc. (The) , Class A
(a)
......... 42,478 5,106,280
Metals & Mining — 0.1%
Newmont Corp. ..................... 62,014 2,817,916
Multi-Utilities — 0.1%
CMS Energy Corp. ................... 9,949 692,550
Dominion Energy, Inc. ................. 34,695 2,065,393
2,757,943
Oil, Gas & Consumable Fuels — 0.4%
Cheniere Energy, Inc. ................. 6,629 1,268,658
Coterra Energy, Inc. .................. 28,612 684,399
EQT Corp. ........................ 34,701 1,267,975
Hess Corp. ........................ 26,534 3,568,292
Targa Resources Corp. ................ 8,783 1,466,410
Texas Pacific Land Corp. ............... 1,852 2,159,432
10,415,166

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines — 0.1%
Delta Air Lines, Inc. .................. 27,583 $ 1,578,299
Southwest Airlines Co. ................ 24,919 762,023
2,340,322
Personal Care Products — 0.1%
Coty, Inc. , Class A
(a)
.................. 27,587 205,247
Estee Lauder Cos., Inc. (The) , Class A ..... 22,102 1,523,712
1,728,959
Pharmaceuticals — 3.4%
Eli Lilly & Co. ...................... 80,699 66,959,188
Merck & Co., Inc. .................... 87,187 8,920,974
Zoetis, Inc. , Class A .................. 19,150 3,423,637
79,303,799
Professional Services — 1.1%
Automatic Data Processing, Inc. .......... 14,311 4,139,314
Booz Allen Hamilton Holding Corp. ........ 9,332 1,695,251
Broadridge Financial Solutions, Inc. ....... 11,176 2,356,571
Dayforce, Inc.
(a) (b)
.................... 14,839 1,052,827
Equifax, Inc. ....................... 11,741 3,111,600
Jacobs Solutions, Inc. ................. 7,959 1,118,876
Leidos Holdings, Inc. ................. 5,214 954,996
Paychex, Inc. ...................... 30,843 4,297,355
Paycom Software, Inc. ................ 4,830 1,009,615
TransUnion ........................ 18,457 1,869,694
Verisk Analytics, Inc. .................. 13,616 3,740,588
25,346,687
Real Estate Management & Development — 0.2%
(a)
CBRE Group, Inc. , Class A ............. 17,808 2,332,314
CoStar Group, Inc. ................... 38,820 2,825,708
5,158,022
Residential REITs — 0.4%
American Homes 4 Rent , Class A ......... 30,546 1,076,441
AvalonBay Communities, Inc. ........... 6,636 1,470,604
Camden Property Trust ................ 4,508 521,981
Equity LifeStyle Properties, Inc. .......... 10,667 747,970
Equity Residential ................... 13,207 929,377
Essex Property Trust, Inc. .............. 2,897 822,342
Invitation Homes, Inc. ................. 54,565 1,713,887
Mid-America Apartment Communities, Inc. ... 4,156 628,969
Sun Communities, Inc. ................ 11,825 1,568,941
UDR, Inc. ......................... 17,637 744,105
10,224,617
Retail REITs — 0.1%
Kimco Realty Corp. .................. 46,157 1,094,844
Realty Income Corp. .................. 27,805 1,650,783
Regency Centers Corp. ............... 6,370 455,073
3,200,700
Semiconductors & Semiconductor Equipment — 17.0%
Advanced Micro Devices, Inc.
(a)
.......... 153,821 22,160,991
Analog Devices, Inc. .................. 7,952 1,774,171
Applied Materials, Inc. ................ 31,013 5,631,340
Astera Labs, Inc.
(a) (b)
.................. 2,394 167,963
Broadcom, Inc. ..................... 243,581 41,352,746
Enphase Energy, Inc.
(a)
................ 13,031 1,082,094
Entegris, Inc. ....................... 8,771 918,411
First Solar, Inc.
(a)
.................... 9,710 1,888,401
KLA Corp. ......................... 5,008 3,336,480
Lam Research Corp. ................. 47,840 3,556,904
Marvell Technology, Inc. ............... 81,996 6,568,700
Microchip Technology, Inc. .............. 21,615 1,585,893
Monolithic Power Systems, Inc. .......... 4,432 3,365,218
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. ...................... 2,262,333 $ 300,347,329
ON Semiconductor Corp.
(a)
............. 14,859 1,047,411
Qorvo, Inc.
(a)
....................... 5,277 376,039
Teradyne, Inc. ...................... 7,233 768,217
395,928,308
Software — 20.2%
Adobe, Inc.
(a)
....................... 42,302 20,223,740
ANSYS, Inc.
(a)
...................... 8,282 2,653,636
AppLovin Corp. , Class A
(a) (b)
............. 19,899 3,370,692
Aspen Technology, Inc.
(a)
............... 2,583 606,308
Atlassian Corp. , Class A
(a)
.............. 15,054 2,838,281
Autodesk, Inc.
(a)
..................... 20,354 5,776,465
Bentley Systems, Inc. , Class B ........... 12,762 615,894
Cadence Design Systems, Inc.
(a)
......... 25,883 7,146,814
Crowdstrike Holdings, Inc. , Class A
(a)
....... 21,895 6,499,969
Datadog, Inc. , Class A
(a) (b)
.............. 28,111 3,526,244
DocuSign, Inc.
(a)
.................... 19,354 1,342,780
Dynatrace, Inc.
(a)
.................... 26,341 1,417,146
Fair Isaac Corp.
(a)
.................... 2,350 4,683,808
Fortinet, Inc.
(a)
...................... 62,002 4,877,077
Gen Digital, Inc. ..................... 28,750 836,912
HubSpot, Inc.
(a)
..................... 4,850 2,690,731
Intuit, Inc. ......................... 26,707 16,299,282
Manhattan Associates, Inc.
(a)
............ 5,842 1,538,549
Microsoft Corp. ..................... 709,081 288,135,064
MicroStrategy, Inc. , Class A
(a) (b)
........... 10,156 2,483,142
Nutanix, Inc. , Class A
(a)
................ 23,182 1,439,602
Oracle Corp. ....................... 43,745 7,342,161
Palantir Technologies, Inc. , Class A
(a)
...... 189,953 7,894,447
Palo Alto Networks, Inc.
(a)
.............. 30,781 11,091,318
Procore Technologies, Inc.
(a)
............ 8,199 538,264
PTC, Inc.
(a)
........................ 11,369 2,107,017
Roper Technologies, Inc. ............... 4,615 2,481,624
Salesforce, Inc. ..................... 88,473 25,778,378
ServiceNow, Inc.
(a)
................... 19,638 18,322,058
Synopsys, Inc.
(a)
.................... 14,616 7,506,924
Tyler Technologies, Inc.
(a)
.............. 4,005 2,425,388
Unity Software, Inc.
(a) (b)
................ 28,316 568,585
Workday, Inc. , Class A
(a)
............... 20,200 4,723,770
Zscaler, Inc.
(a)
...................... 8,754 1,582,636
471,364,706
Specialized REITs — 0.9%
Digital Realty Trust, Inc. ............... 22,513 4,012,492
Equinix, Inc. ....................... 9,056 8,223,573
Extra Space Storage, Inc. .............. 7,087 1,157,307
Iron Mountain, Inc. ................... 14,169 1,753,130
Public Storage ...................... 7,246 2,384,369
SBA Communications Corp. ............ 10,291 2,361,476
19,892,347
Specialty Retail — 0.9%
AutoZone, Inc.
(a)
.................... 1,631 4,907,679
Burlington Stores, Inc.
(a)
............... 6,057 1,500,743
CarMax, Inc.
(a)
...................... 8,057 583,166
Dick's Sporting Goods, Inc. ............. 2,514 492,116
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 10,137 1,044,618
O'Reilly Automotive, Inc.
(a)
.............. 1,342 1,547,514
Ross Stores, Inc. .................... 31,238 4,364,573
TJX Cos., Inc. (The) .................. 29,779 3,365,920
Tractor Supply Co. ................... 7,335 1,947,516
Ulta Beauty, Inc.
(a)
................... 2,203 812,863
Williams-Sonoma, Inc. ................ 7,540 1,011,340
21,578,048

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc. ........................ 683,302 $ 154,364,755
Dell Technologies, Inc. , Class C .......... 10,930 1,351,276
NetApp, Inc. ....................... 10,291 1,186,655
Pure Storage, Inc. , Class A
(a)
............ 29,256 1,464,263
Super Micro Computer, Inc.
(a)
............ 47,095 1,370,935
159,737,884
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.
(a)
............... 14,748 2,372,806
Lululemon Athletica, Inc.
(a)
.............. 10,560 3,145,824
NIKE, Inc. , Class B .................. 26,266 2,025,896
7,544,526
Trading Companies & Distributors — 0.6%
Core & Main, Inc. , Class A
(a)
............. 17,254 764,007
Fastenal Co. ....................... 54,451 4,256,979
United Rentals, Inc. .................. 3,039 2,470,099
Watsco, Inc. ....................... 3,313 1,567,082
WW Grainger, Inc. ................... 4,268 4,734,194
13,792,361
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 9,244 1,276,689
Essential Utilities, Inc. ................. 7,722 298,069
1,574,758
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. .................... 9,923 $ 2,214,417
Total Long-Term Investments — 99 .8%
(Cost: $ 1,494,661,273 ) ............................ 2,327,238,658
Short-Term Securities
Money Market Funds — 0.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(e)
.................. 10,562,888 10,570,282
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83% ................... 3,979,428 3,979,428
Total Short-Term Securities — 0 .6%
(Cost: $ 14,546,947 ) ............................... 14,549,710
Total Investments — 100 .4%
(Cost: $ 1,509,208,220 ) ............................ 2,341,788,368
Liabilities in Excess of Other Assets — (0.4) % ............. (10,277,057)
Net Assets — 100.0% ...............................
$ 2,331,511,311
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 44,630,783 $ — $ (34,073,743)
(a)
$ 12,454 $ 788 $ 10,570,282 10,562,888 $ 21,706
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 4,669,839 — (690,411)
(a)
— — 3,979,428 3,979,428 132,443 —
$ 12,454 $ 788 $ 14,549,710 $ 154,149 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index ............................................... 19 12/20/24 $ 3,604 $ 47,206
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 47,206 $ — $ — $ — $ 47,206
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 311,206 $ — $ — $ — $ 311,206
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 244,143 $ — $ — $ — $ 244,143
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,802,198

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Growth ETF
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,327,238,658 $ — $ — $ 2,327,238,658
Short-Term Securities
Money Market Funds ...................................... 14,549,710 — — 14,549,710
$ 2,341,788,368 $ — $ — $ 2,341,788,368
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 47,206 $ — $ — $ 47,206
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
October 31, 2024
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.
(a)
................ 6,530 $ 2,765,455
HEICO Corp. ...................... 3,879 950,161
HEICO Corp. , Class A ................. 7,058 1,355,207
Howmet Aerospace, Inc. ............... 37,138 3,703,401
Huntington Ingalls Industries, Inc. ......... 3,619 669,370
L3Harris Technologies, Inc. ............. 17,252 4,269,353
Textron, Inc. ....................... 17,364 1,396,413
15,109,360
Air Freight & Logistics — 0.2%
Expeditors International of Washington, Inc. .. 12,821 1,525,699
Automobile Components — 0.1%
Aptiv plc
(a)
......................... 21,982 1,249,237
Automobiles — 0.9%
Ford Motor Co. ..................... 358,622 3,690,221
General Motors Co. .................. 102,507 5,203,255
8,893,476
Banks — 2.1%
Citizens Financial Group, Inc. ........... 41,587 1,751,644
Fifth Third Bancorp .................. 61,986 2,707,548
First Citizens BancShares, Inc. , Class A ..... 1,139 2,206,642
Huntington Bancshares, Inc. ............ 131,542 2,050,740
KeyCorp .......................... 85,744 1,479,084
M&T Bank Corp. .................... 15,135 2,946,482
Regions Financial Corp. ............... 83,641 1,996,511
Truist Financial Corp. ................. 121,636 5,236,430
20,375,081
Beverages — 1.0%
Brown-Forman Corp. , Class A ........... 4,450 193,931
Brown-Forman Corp. , Class B, NVS ....... 27,235 1,199,157
Celsius Holdings, Inc.
(a)
................ 14,850 446,688
Constellation Brands, Inc. , Class A ........ 14,790 3,436,309
Keurig Dr Pepper, Inc. ................ 99,198 3,268,574
Molson Coors Beverage Co. , Class B ...... 16,060 874,788
9,419,447
Biotechnology — 1.5%
(a)
Alnylam Pharmaceuticals, Inc. ........... 11,444 3,050,856
Biogen, Inc. ....................... 13,223 2,300,802
BioMarin Pharmaceutical, Inc. ........... 17,240 1,135,944
Exact Sciences Corp. ................. 16,876 1,163,263
Incyte Corp. ....................... 15,113 1,120,176
Moderna, Inc. ...................... 30,595 1,663,144
Natera, Inc.
(b)
...................... 11,174 1,351,607
Neurocrine Biosciences, Inc. ............ 9,160 1,101,673
Sarepta Therapeutics, Inc. .............. 8,318 1,048,068
United Therapeutics Corp. .............. 3,488 1,304,407
15,239,940
Broadline Retail — 0.6%
Coupang, Inc. , Class A
(a)
............... 109,411 2,821,710
eBay, Inc. ......................... 46,237 2,659,090
5,480,800
Building Products — 2.2%
A O Smith Corp. .................... 11,027 828,128
Advanced Drainage Systems, Inc. ........ 6,443 965,677
Allegion plc ........................ 8,076 1,127,652
Builders FirstSource, Inc.
(a)
............. 11,092 1,901,169
Carlisle Cos., Inc. ................... 4,217 1,780,544
Carrier Global Corp. .................. 76,604 5,570,643
Johnson Controls International plc ........ 60,986 4,607,492
Security
Shares
Shares Value
Building Products (continued)
Lennox International, Inc. .............. 2,910 $ 1,753,479
Masco Corp. ....................... 20,083 1,604,832
Owens Corning ..................... 7,888 1,394,519
21,534,135
Capital Markets — 4.2%
Ameriprise Financial, Inc. .............. 9,058 4,622,297
Ares Management Corp. , Class A ......... 16,898 2,833,456
Bank of New York Mellon Corp. (The) ...... 67,236 5,066,905
Carlyle Group, Inc. (The) ............... 19,822 991,695
Coinbase Global, Inc. , Class A
(a)
.......... 17,999 3,226,321
FactSet Research Systems, Inc. .......... 3,479 1,579,675
Franklin Resources, Inc. ............... 26,294 546,126
Interactive Brokers Group, Inc. , Class A ..... 9,752 1,487,960
LPL Financial Holdings, Inc. ............. 6,820 1,924,467
Morningstar, Inc. .................... 2,456 805,691
MSCI, Inc. ........................ 7,219 4,123,493
Nasdaq, Inc. ....................... 35,344 2,612,628
Northern Trust Corp. .................. 18,590 1,868,667
Raymond James Financial, Inc. .......... 17,235 2,554,572
Robinhood Markets, Inc. , Class A
(a)
........ 46,781 1,098,886
State Street Corp. ................... 27,445 2,546,896
T. Rowe Price Group, Inc. .............. 20,251 2,224,775
Tradeweb Markets, Inc. , Class A .......... 10,624 1,349,248
41,463,758
Chemicals — 2.5%
Albemarle Corp. .................... 10,787 1,021,852
Celanese Corp. ..................... 9,916 1,249,118
CF Industries Holdings, Inc. ............. 16,592 1,364,360
Corteva, Inc. ....................... 63,566 3,872,441
Dow, Inc. ......................... 63,971 3,158,888
DuPont de Nemours, Inc. .............. 38,131 3,164,492
Eastman Chemical Co. ................ 10,844 1,139,596
International Flavors & Fragrances, Inc. ..... 23,306 2,317,316
LyondellBasell Industries NV , Class A ...... 23,602 2,049,834
Mosaic Co. (The) .................... 29,709 795,013
PPG Industries, Inc. .................. 21,528 2,680,451
RPM International, Inc. ................ 11,749 1,493,415
Westlake Corp. ..................... 3,174 418,778
24,725,554
Commercial Services & Supplies — 1.0%
Clean Harbors, Inc.
(a)
................. 4,678 1,081,834
Copart, Inc.
(a)
...................... 79,687 4,101,490
Rollins, Inc. ........................ 26,941 1,269,999
Tetra Tech, Inc. ..................... 24,361 1,190,766
Veralto Corp. ....................... 21,587 2,205,975
9,850,064
Communications Equipment — 0.2%
F5, Inc.
(a)
......................... 5,372 1,256,403
Juniper Networks, Inc. ................ 29,611 1,151,868
2,408,271
Construction & Engineering — 0.9%
AECOM .......................... 12,480 1,332,864
Comfort Systems USA, Inc. ............. 3,255 1,272,835
EMCOR Group, Inc. .................. 4,296 1,916,317
Quanta Services, Inc. ................. 13,283 4,006,551
8,528,567
Construction Materials — 0.7%
Martin Marietta Materials, Inc. ........... 5,636 3,338,428
Vulcan Materials Co. ................. 12,119 3,319,758
6,658,186

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Mid-Cap ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance — 1.2%
Ally Financial, Inc. ................... 24,726 $ 866,646
Capital One Financial Corp. ............. 34,701 5,648,976
Discover Financial Services ............. 22,806 3,385,095
Synchrony Financial .................. 36,622 2,019,337
11,920,054
Consumer Staples Distribution & Retail — 1.6%
Albertsons Cos., Inc. , Class A ........... 35,753 647,129
BJ's Wholesale Club Holdings, Inc.
(a)
....... 11,214 950,162
Casey's General Stores, Inc. ............ 3,410 1,343,608
Dollar General Corp. ................. 20,009 1,601,520
Dollar Tree, Inc.
(a)
.................... 18,793 1,214,780
Kroger Co. (The) .................... 61,708 3,441,455
Performance Food Group Co.
(a)
.......... 14,163 1,150,744
Sysco Corp. ....................... 45,451 3,406,553
US Foods Holding Corp.
(a)
.............. 20,941 1,291,013
Walgreens Boots Alliance, Inc. ........... 65,942 623,811
15,670,775
Containers & Packaging — 1.2%
Amcor plc ......................... 131,390 1,462,371
Avery Dennison Corp. ................. 7,315 1,514,425
Ball Corp. ......................... 28,849 1,709,303
Crown Holdings, Inc. ................. 11,086 1,037,095
International Paper Co. ................ 31,336 1,740,401
Packaging Corp. of America ............ 8,150 1,865,861
Smurfit WestRock plc
(b)
................ 45,544 2,345,516
11,674,972
Distributors — 0.4%
Genuine Parts Co. ................... 12,786 1,466,554
LKQ Corp. ........................ 24,608 905,328
Pool Corp. ........................ 3,462 1,251,998
3,623,880
Diversified Consumer Services — 0.1%
Service Corp. International ............. 13,285 1,084,720
Diversified REITs — 0.1%
WP Carey, Inc. ..................... 19,823 1,104,538
Electric Utilities — 3.3%
Alliant Energy Corp. .................. 23,324 1,399,440
American Electric Power Co., Inc. ......... 48,581 4,797,374
Avangrid, Inc. ...................... 6,780 242,114
Edison International .................. 35,012 2,884,989
Entergy Corp. ...................... 19,250 2,979,515
Evergy, Inc. ........................ 21,037 1,271,476
Eversource Energy .................. 31,961 2,104,632
Exelon Corp. ....................... 90,878 3,571,505
FirstEnergy Corp. ................... 46,456 1,943,254
NRG Energy, Inc. .................... 18,994 1,717,058
PG&E Corp. ....................... 194,800 3,938,856
PPL Corp. ........................ 67,283 2,190,734
Xcel Energy, Inc. .................... 50,379 3,365,821
32,406,768
Electrical Equipment — 2.2%
AMETEK, Inc. ...................... 21,029 3,855,457
GE Vernova, Inc.
(a)
................... 25,021 7,547,835
Hubbell, Inc. ....................... 4,880 2,083,906
nVent Electric plc .................... 15,176 1,131,674
Regal Rexnord Corp. ................. 6,103 1,016,394
Rockwell Automation, Inc. .............. 10,469 2,792,187
Vertiv Holdings Co. , Class A ............ 32,979 3,604,275
22,031,728
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 2.1%
CDW Corp. ........................ 12,217 $ 2,299,606
Corning, Inc. ....................... 70,570 3,358,426
Flex Ltd.
(a) (b)
....................... 37,391 1,296,346
Jabil, Inc. ......................... 10,068 1,239,270
Keysight Technologies, Inc.
(a)
............ 15,875 2,365,534
TD SYNNEX Corp. ................... 4,564 526,457
TE Connectivity plc .................. 27,928 4,117,146
Teledyne Technologies, Inc.
(a)
............ 4,280 1,948,770
Trimble, Inc.
(a)
...................... 22,248 1,346,004
Zebra Technologies Corp. , Class A
(a)
....... 4,665 1,781,890
20,279,449
Energy Equipment & Services — 0.6%
Baker Hughes Co. , Class A ............. 91,863 3,498,143
Halliburton Co. ..................... 80,743 2,239,811
5,737,954
Entertainment — 1.3%
Electronic Arts, Inc. .................. 22,272 3,359,731
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
........................... 2,118 157,241
Liberty Media Corp.-Liberty Formula One , Class
C
(a)
........................... 19,236 1,535,802
Live Nation Entertainment, Inc.
(a)
......... 13,520 1,583,733
ROBLOX Corp. , Class A
(a)
.............. 47,711 2,467,613
Take-Two Interactive Software, Inc.
(a)
....... 14,877 2,405,908
Warner Bros Discovery, Inc.
(a)
........... 204,374 1,661,561
13,171,589
Financial Services — 1.5%
Block, Inc. , Class A
(a)
................. 50,487 3,651,220
Corpay, Inc.
(a)
...................... 6,318 2,083,171
Equitable Holdings, Inc. ............... 26,305 1,192,669
Fidelity National Information Services, Inc. ... 51,214 4,595,432
Global Payments, Inc. ................ 23,211 2,407,213
Jack Henry & Associates, Inc. ........... 6,678 1,214,928
15,144,633
Food Products — 2.3%
Archer-Daniels-Midland Co. ............. 43,477 2,400,365
Bunge Global SA .................... 12,941 1,087,303
Campbell Soup Co. .................. 18,225 850,196
Conagra Brands, Inc. ................. 43,550 1,260,337
General Mills, Inc. ................... 50,906 3,462,626
Hershey Co. (The) ................... 13,464 2,390,937
Hormel Foods Corp. .................. 26,693 815,471
J M Smucker Co. (The) ................ 9,678 1,098,550
Kellanova ......................... 24,046 1,939,310
Kraft Heinz Co. (The) ................. 80,470 2,692,526
Lamb Weston Holdings, Inc. ............ 13,324 1,035,142
McCormick & Co., Inc. (Non-Voting) , NVS ... 23,002 1,799,676
Tyson Foods, Inc. , Class A ............. 25,649 1,502,775
22,335,214
Gas Utilities — 0.2%
Atmos Energy Corp. .................. 13,732 1,905,727
Ground Transportation — 1.3%
JB Hunt Transport Services, Inc. ......... 7,606 1,373,796
Norfolk Southern Corp. ................ 20,644 5,169,877
Old Dominion Freight Line, Inc. .......... 17,334 3,489,681
Saia, Inc.
(a) (b)
....................... 2,441 1,192,697
U-Haul Holding Co.
(a)
................. 705 51,698
U-Haul Holding Co. , NVS .............. 9,205 628,333
XPO, Inc.
(a)
........................ 10,578 1,380,746
13,286,828

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies — 3.0%
Align Technology, Inc.
(a)
................ 6,824 $ 1,399,125
Baxter International, Inc. ............... 46,415 1,657,015
Cooper Cos., Inc. (The)
(a)
.............. 18,067 1,891,254
Dexcom, Inc.
(a)
..................... 36,235 2,553,843
Edwards Lifesciences Corp.
(a)
........... 54,926 3,680,591
GE HealthCare Technologies, Inc. ........ 35,825 3,129,314
Hologic, Inc.
(a)
...................... 21,230 1,716,870
IDEXX Laboratories, Inc.
(a)
.............. 7,521 3,060,445
Insulet Corp.
(a)
...................... 6,366 1,473,920
ResMed, Inc. ...................... 13,456 3,262,676
Solventum Corp.
(a)
................... 12,707 922,274
STERIS plc ........................ 9,016 2,000,200
Teleflex, Inc. ....................... 4,305 865,563
Zimmer Biomet Holdings, Inc. ........... 18,781 2,008,065
29,621,155
Health Care Providers & Services — 2.0%
Cardinal Health, Inc. .................. 22,277 2,417,500
Cencora, Inc. ...................... 15,580 3,553,486
Centene Corp.
(a) (b)
................... 47,879 2,980,946
DaVita, Inc.
(a)
....................... 4,565 638,233
Humana, Inc. ...................... 10,979 2,830,716
Labcorp Holdings, Inc. ................ 7,759 1,771,147
Molina Healthcare, Inc.
(a)
............... 5,263 1,690,581
Quest Diagnostics, Inc. ................ 10,143 1,570,441
Tenet Healthcare Corp.
(a)
............... 8,863 1,373,942
Universal Health Services, Inc. , Class B .... 5,444 1,112,264
19,939,256
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc. ....... 14,244 1,588,918
Healthpeak Properties, Inc. ............. 64,497 1,447,958
Ventas, Inc. ....................... 36,736 2,405,840
5,442,716
Health Care Technology — 0.3%
Veeva Systems, Inc. , Class A
(a)
.......... 13,492 2,817,534
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. ............. 63,822 1,100,291
Hotels, Restaurants & Leisure — 3.2%
Carnival Corp.
(a)
..................... 91,162 2,005,564
Churchill Downs, Inc. ................. 6,477 907,428
Darden Restaurants, Inc. .............. 11,008 1,761,500
Domino's Pizza, Inc. .................. 3,164 1,309,042
DoorDash, Inc. , Class A
(a) (b)
............. 28,016 4,390,107
DraftKings, Inc. , Class A
(a)
.............. 43,462 1,535,078
Expedia Group, Inc.
(a)
................. 11,553 1,805,850
Hilton Worldwide Holdings, Inc. .......... 22,373 5,254,299
Las Vegas Sands Corp. ............... 37,151 1,926,279
MGM Resorts International
(a)
............ 22,205 818,698
Royal Caribbean Cruises Ltd. ........... 21,451 4,426,414
Wingstop, Inc. ...................... 2,686 772,735
Wynn Resorts Ltd. ................... 8,861 850,833
Yum! Brands, Inc. ................... 25,590 3,356,385
31,120,212
Household Durables — 1.9%
DR Horton, Inc. ..................... 27,175 4,592,575
Garmin Ltd. ........................ 14,051 2,787,016
Lennar Corp. , Class A ................. 21,537 3,667,751
Lennar Corp. , Class B
(b)
............... 917 147,013
NVR, Inc.
(a)
........................ 275 2,517,023
PulteGroup, Inc. .................... 19,235 2,491,510
Toll Brothers, Inc. .................... 9,400 1,376,536
Security
Shares
Shares Value
Household Durables (continued)
TopBuild Corp.
(a)
.................... 2,898 $ 1,024,095
18,603,519
Household Products — 0.8%
Church & Dwight Co., Inc. .............. 22,493 2,247,276
Clorox Co. (The) .................... 11,302 1,791,932
Kimberly-Clark Corp. ................. 30,789 4,131,268
8,170,476
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The) .................... 65,277 1,076,418
Vistra Corp. ....................... 29,629 3,702,440
4,778,858
Insurance — 5.2%
Aflac, Inc. ......................... 46,074 4,828,094
Allstate Corp. (The) .................. 23,867 4,451,673
American Financial Group, Inc. .......... 6,751 870,406
American International Group, Inc. ........ 59,205 4,492,475
Arch Capital Group Ltd.
(a)
.............. 34,142 3,365,036
Brown & Brown, Inc. .................. 22,410 2,344,982
Cincinnati Financial Corp. .............. 14,139 1,991,195
Erie Indemnity Co. , Class A, NVS ......... 2,307 1,035,474
Everest Group Ltd. ................... 3,970 1,411,772
Fidelity National Financial, Inc. , Class A ..... 22,678 1,364,535
Hartford Financial Services Group, Inc. (The) . 26,865 2,966,971
Loews Corp. ....................... 17,007 1,342,873
Markel Group, Inc.
(a)
.................. 1,171 1,805,694
Principal Financial Group, Inc. ........... 21,387 1,762,289
Prudential Financial, Inc. ............... 32,924 4,032,532
Reinsurance Group of America, Inc. ....... 6,030 1,272,812
RenaissanceRe Holdings Ltd. ........... 4,701 1,233,542
Travelers Cos., Inc. (The) .............. 20,811 5,118,257
Unum Group ....................... 14,762 947,425
Willis Towers Watson plc ............... 9,409 2,843,306
WR Berkley Corp. ................... 28,111 1,607,106
51,088,449
Interactive Media & Services — 0.3%
(a)
Pinterest, Inc. , Class A ................ 54,336 1,727,341
Snap, Inc. , Class A, NVS ............... 98,634 1,199,390
2,926,731
IT Services — 1.9%
Akamai Technologies, Inc.
(a)
............. 13,887 1,403,698
Cloudflare, Inc. , Class A
(a)
.............. 27,460 2,408,516
Cognizant Technology Solutions Corp. , Class A 45,776 3,414,432
EPAM Systems, Inc.
(a)
................. 5,123 966,454
Gartner, Inc.
(a)
...................... 6,994 3,514,485
GoDaddy, Inc. , Class A
(a)
............... 12,246 2,042,633
MongoDB, Inc. , Class A
(a) (b)
............. 6,475 1,750,840
Okta, Inc. , Class A
(a)
.................. 14,805 1,064,331
Twilio, Inc. , Class A
(a)
................. 15,458 1,246,688
VeriSign, Inc.
(a)
..................... 7,901 1,397,213
19,209,290
Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc. .............. 26,685 3,477,322
Avantor, Inc.
(a)
...................... 61,690 1,380,005
Bio-Techne Corp. .................... 14,547 1,072,841
Bruker Corp. ....................... 8,777 496,866
Charles River Laboratories International, Inc.
(a) (b)
4,722 843,255
Illumina, Inc.
(a) (b)
..................... 14,439 2,081,238
IQVIA Holdings, Inc.
(a)
................. 16,660 3,428,961
Medpace Holdings, Inc.
(a)
.............. 2,293 720,507
Mettler-Toledo International, Inc.
(a)
........ 1,951 2,520,204
Revvity, Inc. ....................... 11,258 1,335,086

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Mid-Cap ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Waters Corp.
(a)
..................... 5,407 $ 1,747,056
West Pharmaceutical Services, Inc. ....... 6,671 2,054,201
21,157,542
Machinery — 3.7%
CNH Industrial NV ................... 83,365 936,189
Cummins, Inc. ...................... 12,408 4,081,984
Dover Corp. ....................... 12,534 2,373,062
Fortive Corp. ....................... 32,136 2,295,474
Graco, Inc. ........................ 15,412 1,255,307
IDEX Corp. ........................ 6,907 1,482,519
Ingersoll Rand, Inc. .................. 36,881 3,540,576
Lincoln Electric Holdings, Inc. ........... 5,265 1,013,828
Nordson Corp. ...................... 4,699 1,164,835
Otis Worldwide Corp. ................. 36,912 3,624,758
PACCAR, Inc. ...................... 46,943 4,895,216
Pentair plc ........................ 15,025 1,489,278
Snap-on, Inc. ...................... 4,792 1,581,983
Stanley Black & Decker, Inc. ............ 13,925 1,294,190
Westinghouse Air Brake Technologies Corp. .. 16,006 3,008,808
Xylem, Inc. ........................ 21,987 2,677,577
36,715,584
Media — 1.4%
Charter Communications, Inc. , Class A
(a) (b)
... 8,995 2,946,852
Fox Corp. , Class A, NVS ............... 21,277 893,634
Fox Corp. , Class B ................... 12,198 475,234
Interpublic Group of Cos., Inc. (The) ....... 34,424 1,012,066
News Corp. , Class A, NVS ............. 34,695 945,439
News Corp. , Class B ................. 9,537 276,954
Omnicom Group, Inc. ................. 17,896 1,807,496
Sirius XM Holdings, Inc.
(b)
.............. 22,017 586,973
Trade Desk, Inc. (The) , Class A
(a)
......... 40,661 4,887,859
13,832,507
Metals & Mining — 1.1%
Newmont Corp. ..................... 105,112 4,776,289
Nucor Corp. ....................... 21,824 3,095,516
Reliance, Inc. ...................... 5,096 1,459,189
Steel Dynamics, Inc. .................. 13,463 1,756,922
11,087,916
Multi-Utilities — 2.9%
Ameren Corp. ...................... 24,350 2,121,129
CenterPoint Energy, Inc. ............... 58,344 1,722,898
CMS Energy Corp. ................... 27,269 1,898,195
Consolidated Edison, Inc. .............. 31,600 3,213,088
Dominion Energy, Inc. ................. 76,394 4,547,735
DTE Energy Co. .................... 18,811 2,336,702
NiSource, Inc. ...................... 40,802 1,434,598
Public Service Enterprise Group, Inc. ...... 45,450 4,063,685
Sempra .......................... 57,455 4,790,023
WEC Energy Group, Inc. ............... 28,768 2,748,207
28,876,260
Office REITs — 0.1%
BXP, Inc. ......................... 14,298 1,151,847
Oil, Gas & Consumable Fuels — 4.7%
Antero Resources Corp.
(a)
.............. 27,136 702,280
APA Corp. ........................ 33,683 794,919
Cheniere Energy, Inc. ................. 20,856 3,991,421
Coterra Energy, Inc. .................. 68,282 1,633,305
Devon Energy Corp. .................. 57,710 2,232,223
Diamondback Energy, Inc. .............. 15,786 2,790,491
EQT Corp. ........................ 51,490 1,881,445
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Expand Energy Corp. ................. 18,278 $ 1,548,512
Hess Corp. ........................ 25,406 3,416,599
HF Sinclair Corp. .................... 15,173 585,830
Kinder Morgan, Inc. .................. 179,388 4,396,800
Marathon Oil Corp. ................... 51,403 1,423,863
ONEOK, Inc. ....................... 53,123 5,146,556
Ovintiv, Inc. ........................ 24,354 954,677
Targa Resources Corp. ................ 20,194 3,371,590
Texas Pacific Land Corp.
(b)
............. 1,765 2,057,990
Valero Energy Corp. .................. 29,162 3,784,061
Williams Cos., Inc. (The) ............... 110,885 5,807,047
46,519,609
Passenger Airlines — 0.7%
Delta Air Lines, Inc. .................. 58,748 3,361,560
Southwest Airlines Co. ................ 54,136 1,655,479
United Airlines Holdings, Inc.
(a)
........... 29,873 2,337,861
7,354,900
Personal Care Products — 0.5%
Coty, Inc. , Class A
(a) (b)
................. 35,739 265,898
Estee Lauder Cos., Inc. (The) , Class A ..... 21,138 1,457,254
Kenvue, Inc. ....................... 158,212 3,627,801
5,350,953
Pharmaceuticals — 0.2%
Royalty Pharma plc , Class A ............ 36,938 997,326
Viatris, Inc. ........................ 110,291 1,279,376
2,276,702
Professional Services — 2.4%
Booz Allen Hamilton Holding Corp. ........ 11,723 2,129,600
Broadridge Financial Solutions, Inc. ....... 10,697 2,255,569
Dayforce, Inc.
(a) (b)
.................... 14,332 1,016,855
Equifax, Inc. ....................... 11,238 2,978,295
Jacobs Solutions, Inc. ................. 11,493 1,615,686
Leidos Holdings, Inc. ................. 12,290 2,251,036
Paychex, Inc. ...................... 29,548 4,116,923
Paycom Software, Inc. ................ 4,629 967,600
SS&C Technologies Holdings, Inc. ........ 19,720 1,379,020
TransUnion ........................ 17,657 1,788,654
Verisk Analytics, Inc. .................. 13,025 3,578,228
24,077,466
Real Estate Management & Development — 0.6%
(a)
CBRE Group, Inc. , Class A ............. 27,742 3,633,370
CoStar Group, Inc. ................... 37,169 2,705,531
6,338,901
Residential REITs — 1.6%
American Homes 4 Rent , Class A ......... 29,410 1,036,409
AvalonBay Communities, Inc. ........... 12,946 2,868,963
Camden Property Trust ................ 9,780 1,132,426
Equity LifeStyle Properties, Inc. .......... 16,472 1,155,017
Equity Residential ................... 31,338 2,205,255
Essex Property Trust, Inc. .............. 5,853 1,661,433
Invitation Homes, Inc. ................. 52,127 1,637,309
Mid-America Apartment Communities, Inc. ... 10,654 1,612,376
Sun Communities, Inc. ................ 11,341 1,504,724
UDR, Inc. ......................... 27,328 1,152,968
15,966,880
Retail REITs — 1.2%
Kimco Realty Corp. .................. 61,361 1,455,483
Realty Income Corp. .................. 79,487 4,719,143
Regency Centers Corp. ............... 15,358 1,097,175

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs (continued)
Simon Property Group, Inc. ............. 27,997 $ 4,734,853
12,006,654
Semiconductors & Semiconductor Equipment — 1.8%
Astera Labs, Inc.
(a) (b)
.................. 2,489 174,628
Enphase Energy, Inc.
(a)
................ 12,515 1,039,246
Entegris, Inc. ....................... 13,730 1,437,668
First Solar, Inc.
(a)
.................... 9,285 1,805,747
Microchip Technology, Inc. .............. 48,456 3,555,217
Monolithic Power Systems, Inc. .......... 4,244 3,222,469
ON Semiconductor Corp.
(a)
............. 39,281 2,768,918
Qorvo, Inc.
(a)
....................... 8,729 622,028
Skyworks Solutions, Inc. ............... 14,588 1,277,617
Teradyne, Inc. ...................... 14,270 1,515,617
17,419,155
Software — 6.3%
ANSYS, Inc.
(a)
...................... 7,922 2,538,288
AppLovin Corp. , Class A
(a)
.............. 18,924 3,205,536
Aspen Technology, Inc.
(a)
............... 2,467 579,079
Atlassian Corp. , Class A
(a)
.............. 14,416 2,717,993
Autodesk, Inc.
(a)
..................... 19,497 5,533,249
Bentley Systems, Inc. , Class B ........... 12,218 589,641
Datadog, Inc. , Class A
(a)
............... 26,918 3,376,594
DocuSign, Inc.
(a)
.................... 18,681 1,296,088
Dynatrace, Inc.
(a)
.................... 25,306 1,361,463
Fair Isaac Corp.
(a)
.................... 2,244 4,472,539
Fortinet, Inc.
(a)
...................... 59,379 4,670,752
Gen Digital, Inc. ..................... 52,572 1,530,371
HubSpot, Inc.
(a)
..................... 4,659 2,584,767
Manhattan Associates, Inc.
(a)
............ 5,612 1,477,976
MicroStrategy, Inc. , Class A
(a) (b)
........... 15,946 3,898,797
Nutanix, Inc. , Class A
(a)
................ 22,292 1,384,333
Palantir Technologies, Inc. , Class A
(a)
...... 181,848 7,557,603
Procore Technologies, Inc.
(a)
............ 8,035 527,498
PTC, Inc.
(a)
........................ 10,874 2,015,278
Tyler Technologies, Inc.
(a)
.............. 3,829 2,318,804
Unity Software, Inc.
(a)
................. 27,522 552,642
Workday, Inc. , Class A
(a)
............... 19,332 4,520,788
Zoom Video Communications, Inc. , Class A
(a)
. 21,925 1,638,674
Zscaler, Inc.
(a)
...................... 8,374 1,513,935
61,862,688
Specialized REITs — 3.0%
Crown Castle, Inc. ................... 39,514 4,247,360
Digital Realty Trust, Inc. ............... 29,626 5,280,242
Extra Space Storage, Inc. .............. 19,268 3,146,464
Gaming & Leisure Properties, Inc. ........ 23,797 1,194,371
Iron Mountain, Inc. ................... 26,656 3,298,147
Public Storage ...................... 14,448 4,754,259
SBA Communications Corp. ............ 9,838 2,257,526
VICI Properties, Inc. .................. 94,449 2,999,700
Weyerhaeuser Co. ................... 66,360 2,067,778
29,245,847
Specialty Retail — 2.1%
AutoZone, Inc.
(a)
.................... 1,558 4,688,022
Best Buy Co., Inc. ................... 17,883 1,617,159
Burlington Stores, Inc.
(a)
............... 5,801 1,437,314
CarMax, Inc.
(a)
...................... 14,539 1,052,333
Dick's Sporting Goods, Inc. ............. 5,285 1,034,539
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 9,777 1,007,520
Penske Automotive Group, Inc. .......... 1,874 282,168
Ross Stores, Inc. .................... 29,844 4,169,803
Tractor Supply Co. ................... 9,859 2,617,663
Ulta Beauty, Inc.
(a)
................... 4,356 1,607,277
Security
Shares
Shares Value
Specialty Retail (continued)
Williams-Sonoma, Inc. ................ 11,106 $ 1,489,648
21,003,446
Technology Hardware, Storage & Peripherals — 1.7%
Dell Technologies, Inc. , Class C .......... 24,084 2,977,505
Hewlett Packard Enterprise Co. .......... 118,668 2,312,839
HP, Inc. .......................... 90,299 3,207,421
NetApp, Inc. ....................... 18,841 2,172,556
Pure Storage, Inc. , Class A
(a)
............ 28,017 1,402,251
Seagate Technology Holdings plc ......... 18,348 1,841,589
Super Micro Computer, Inc.
(a)
............ 45,692 1,330,094
Western Digital Corp.
(a)
................ 29,482 1,925,469
17,169,724
Textiles, Apparel & Luxury Goods — 0.5%
(a)
Deckers Outdoor Corp. ................ 14,051 2,260,665
Lululemon Athletica, Inc. ............... 10,109 3,011,471
5,272,136
Trading Companies & Distributors — 2.0%
Core & Main, Inc. , Class A
(a) (b)
........... 16,620 735,934
Fastenal Co. ....................... 52,132 4,075,680
Ferguson Enterprises, Inc. .............. 18,565 3,652,478
United Rentals, Inc. .................. 6,068 4,932,070
Watsco, Inc. ....................... 3,186 1,507,010
WW Grainger, Inc. ................... 4,071 4,515,675
19,418,847
Water Utilities — 0.3%
American Water Works Co., Inc. .......... 17,775 2,454,905
Essential Utilities, Inc. ................. 22,844 881,779
3,336,684
Total Long-Term Investments — 99 .7%
(Cost: $ 782,297,603 ) .............................. 986,101,139
Short-Term Securities
Money Market Funds — 2.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(e)
.................. 19,147,914 19,161,317
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83% ................... 2,299,964 2,299,964
Total Short-Term Securities — 2 .2%
(Cost: $ 21,451,172 ) ............................... 21,461,281
Total Investments — 101 .9%
(Cost: $ 803,748,775 ) .............................. 1,007,562,420
Liabilities in Excess of Other Assets — (1.9) % ............. (18,767,246)
Net Assets — 100.0% ...............................
$ 988,795,174
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Mid-Cap ETF
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 11,387,355 $ 7,768,031
(a)
$ — $ 2,091 $ 3,840 $ 19,161,317 19,147,914 $ 69,571
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,485,250 814,714
(a)
— — — 2,299,964 2,299,964 49,605 —
$ 2,091 $ 3,840 $ 21,461,281 $ 119,176 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 E-Mini Index ..................................................... 1 12/20/24 $ 400 $ 851
S&P Midcap 400 E-Mini Index ................................................. 6 12/20/24 1,868 48,589
$ 49,440
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 49,440 $ — $ — $ — $ 49,440
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 87,700 $ — $ — $ — $ 87,700
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 112,309 $ — $ — $ — $ 112,309

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Mid-Cap ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,134,298
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 986,101,139 $ — $ — $ 986,101,139
Short-Term Securities
Money Market Funds ...................................... 21,461,281 — — 21,461,281
$ 1,007,562,420 $ — $ — $ 1,007,562,420
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 49,440 $ — $ — $ 49,440
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2024
iShares
®
Morningstar Mid-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
Axon Enterprise, Inc.
(a)
................ 29,089 $ 12,319,192
HEICO Corp.
(b)
..................... 17,275 4,231,511
HEICO Corp. , Class A ................. 31,382 6,025,658
Howmet Aerospace, Inc. ............... 165,845 16,538,063
Huntington Ingalls Industries, Inc. ......... 9,971 1,844,236
Textron, Inc. ....................... 37,369 3,005,215
43,963,875
Automobile Components — 0.1%
Aptiv plc
(a)
......................... 48,658 2,765,234
Banks — 0.4%
First Citizens BancShares, Inc. , Class A ..... 5,070 9,822,365
Beverages — 0.9%
Brown-Forman Corp. , Class A ........... 11,732 511,281
Brown-Forman Corp. , Class B, NVS ....... 71,933 3,167,210
Celsius Holdings, Inc.
(a) (b)
............... 64,892 1,951,951
Constellation Brands, Inc. , Class A ........ 35,380 8,220,189
Keurig Dr Pepper, Inc. ................ 157,920 5,203,464
19,054,095
Biotechnology — 2.0%
(a)
Alnylam Pharmaceuticals, Inc. ........... 51,113 13,626,215
BioMarin Pharmaceutical, Inc. ........... 76,648 5,050,337
Exact Sciences Corp. ................. 74,909 5,163,477
Incyte Corp. ....................... 36,203 2,683,366
Moderna, Inc. ...................... 59,418 3,229,962
Natera, Inc. ........................ 49,780 6,021,389
Neurocrine Biosciences, Inc. ............ 40,881 4,916,758
Sarepta Therapeutics, Inc. .............. 37,137 4,679,262
45,370,766
Broadline Retail — 0.6%
Coupang, Inc. , Class A
(a)
............... 318,227 8,207,074
eBay, Inc. ......................... 75,994 4,370,415
12,577,489
Building Products — 2.7%
A O Smith Corp. .................... 35,057 2,632,781
Advanced Drainage Systems, Inc. ........ 28,755 4,309,799
Allegion plc ........................ 21,066 2,941,446
Builders FirstSource, Inc.
(a)
............. 23,587 4,042,812
Carlisle Cos., Inc. ................... 18,850 7,959,036
Carrier Global Corp. .................. 200,157 14,555,417
Johnson Controls International plc ........ 159,764 12,070,170
Lennox International, Inc. .............. 12,957 7,807,499
Masco Corp. ....................... 38,806 3,100,987
59,419,947
Capital Markets — 4.9%
Ameriprise Financial, Inc. .............. 27,133 13,845,970
Ares Management Corp. , Class A ......... 75,470 12,654,810
Coinbase Global, Inc. , Class A
(a)
.......... 80,382 14,408,474
FactSet Research Systems, Inc. .......... 15,479 7,028,395
Interactive Brokers Group, Inc. , Class A ..... 43,331 6,611,444
LPL Financial Holdings, Inc. ............. 30,386 8,574,321
Morningstar, Inc. .................... 10,861 3,562,951
MSCI, Inc. ........................ 32,246 18,418,915
Nasdaq, Inc. ....................... 63,102 4,664,500
Raymond James Financial, Inc. .......... 46,550 6,899,641
Robinhood Markets, Inc. , Class A
(a)
........ 208,819 4,905,158
Tradeweb Markets, Inc. , Class A .......... 47,259 6,001,893
107,576,472
Security
Shares
Shares Value
Chemicals — 1.6%
Albemarle Corp. .................... 25,108 $ 2,378,481
Celanese Corp. ..................... 24,910 3,137,913
Corteva, Inc. ....................... 127,477 7,765,899
Dow, Inc. ......................... 120,694 5,959,870
DuPont de Nemours, Inc. .............. 79,959 6,635,797
PPG Industries, Inc. .................. 38,100 4,743,831
RPM International, Inc. ................ 34,902 4,436,393
Westlake Corp. ..................... 5,857 772,772
35,830,956
Commercial Services & Supplies — 1.8%
Clean Harbors, Inc.
(a)
................. 20,761 4,801,189
Copart, Inc.
(a)
...................... 355,850 18,315,599
Rollins, Inc. ........................ 120,192 5,665,851
Tetra Tech, Inc. ..................... 108,055 5,281,728
Veralto Corp. ....................... 57,024 5,827,283
39,891,650
Communications Equipment — 0.1%
F5, Inc.
(a)
......................... 9,851 2,303,952
Construction & Engineering — 1.6%
AECOM .......................... 33,956 3,626,501
Comfort Systems USA, Inc. ............. 14,535 5,683,766
EMCOR Group, Inc. .................. 19,168 8,550,270
Quanta Services, Inc. ................. 59,313 17,890,580
35,751,117
Construction Materials — 1.3%
Martin Marietta Materials, Inc. ........... 25,166 14,906,828
Vulcan Materials Co. ................. 54,120 14,825,092
29,731,920
Consumer Finance — 0.4%
Discover Financial Services ............. 57,979 8,605,823
Consumer Staples Distribution & Retail — 1.4%
BJ's Wholesale Club Holdings, Inc.
(a)
....... 22,349 1,893,631
Casey's General Stores, Inc. ............ 10,574 4,166,367
Dollar Tree, Inc.
(a)
.................... 37,677 2,435,441
Performance Food Group Co.
(a)
.......... 63,170 5,132,563
Sysco Corp. ....................... 202,957 15,211,627
US Foods Holding Corp.
(a)
.............. 47,781 2,945,699
31,785,328
Containers & Packaging — 0.4%
Avery Dennison Corp. ................. 16,612 3,439,182
Ball Corp. ......................... 73,850 4,375,613
Crown Holdings, Inc. ................. 17,991 1,683,058
9,497,853
Distributors — 0.2%
Genuine Parts Co. ................... 24,103 2,764,614
Pool Corp. ........................ 7,484 2,706,514
5,471,128
Diversified Consumer Services — 0.1%
Service Corp. International ............. 32,416 2,646,766
Electric Utilities — 0.5%
NRG Energy, Inc. .................... 29,454 2,662,641
PG&E Corp. ....................... 365,231 7,384,971
10,047,612
Electrical Equipment — 3.6%
AMETEK, Inc. ...................... 93,904 17,216,359
GE Vernova, Inc.
(a)
................... 57,909 17,468,829
Hubbell, Inc. ....................... 21,797 9,307,973
nVent Electric plc .................... 67,277 5,016,846

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Regal Rexnord Corp. ................. 15,222 $ 2,535,072
Rockwell Automation, Inc. .............. 46,753 12,469,493
Vertiv Holdings Co. , Class A ............ 147,281 16,096,340
80,110,912
Electronic Equipment, Instruments & Components — 2.0%
CDW Corp. ........................ 54,568 10,271,335
Flex Ltd.
(a) (b)
....................... 54,877 1,902,585
Jabil, Inc. ......................... 25,167 3,097,806
Keysight Technologies, Inc.
(a)
............ 31,998 4,768,022
TE Connectivity plc .................. 65,821 9,703,332
Teledyne Technologies, Inc.
(a)
............ 10,367 4,720,302
Trimble, Inc.
(a)
...................... 66,468 4,021,314
Zebra Technologies Corp. , Class A
(a)
....... 15,805 6,037,036
44,521,732
Energy Equipment & Services — 0.6%
Baker Hughes Co. , Class A ............. 205,057 7,808,571
Halliburton Co. ..................... 195,252 5,416,290
13,224,861
Entertainment — 2.1%
Electronic Arts, Inc. .................. 70,288 10,602,945
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
........................... 9,257 687,240
Liberty Media Corp.-Liberty Formula One , Class
C
(a)
........................... 85,754 6,846,599
Live Nation Entertainment, Inc.
(a) (b)
........ 60,364 7,071,039
ROBLOX Corp. , Class A
(a)
.............. 213,043 11,018,584
Take-Two Interactive Software, Inc.
(a)
....... 66,457 10,747,426
46,973,833
Financial Services — 1.5%
Block, Inc. , Class A
(a)
................. 225,457 16,305,050
Corpay, Inc.
(a)
...................... 21,211 6,993,691
Global Payments, Inc. ................ 41,281 4,281,253
Jack Henry & Associates, Inc. ........... 29,758 5,413,873
32,993,867
Food Products — 0.9%
Hershey Co. (The) ................... 33,206 5,896,721
Hormel Foods Corp. .................. 38,372 1,172,265
Lamb Weston Holdings, Inc. ............ 59,042 4,586,973
McCormick & Co., Inc. (Non-Voting) , NVS ... 54,828 4,289,743
Tyson Foods, Inc. , Class A ............. 56,527 3,311,917
19,257,619
Ground Transportation — 1.4%
JB Hunt Transport Services, Inc. ......... 20,737 3,745,517
Old Dominion Freight Line, Inc. .......... 77,402 15,582,571
Saia, Inc.
(a)
........................ 10,808 5,280,897
U-Haul Holding Co. , NVS
(b)
............. 17,223 1,175,642
U-Haul Holding Co.
(a)
................. 1,301 95,402
XPO, Inc.
(a) (b)
....................... 31,566 4,120,310
30,000,339
Health Care Equipment & Supplies — 4.2%
Align Technology, Inc.
(a)
................ 19,886 4,077,227
Cooper Cos., Inc. (The)
(a)
.............. 57,757 6,046,003
Dexcom, Inc.
(a)
..................... 161,817 11,404,862
Edwards Lifesciences Corp.
(a)
........... 245,293 16,437,084
GE HealthCare Technologies, Inc. ........ 72,436 6,327,285
IDEXX Laboratories, Inc.
(a)
.............. 33,586 13,666,815
Insulet Corp.
(a)
...................... 28,499 6,598,373
ResMed, Inc. ...................... 59,901 14,524,195
STERIS plc ........................ 40,238 8,926,800
Teleflex, Inc. ....................... 7,292 1,466,130
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. ........... 41,987 $ 4,489,250
93,964,024
Health Care Providers & Services — 0.7%
Cencora, Inc. ...................... 37,487 8,550,035
DaVita, Inc.
(a) (b)
..................... 9,933 1,388,733
Molina Healthcare, Inc.
(a)
............... 13,356 4,290,214
Universal Health Services, Inc. , Class B .... 11,092 2,266,207
16,495,189
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ....... 18,601 2,074,942
Ventas, Inc. ....................... 57,195 3,745,700
5,820,642
Health Care Technology — 0.6%
Veeva Systems, Inc. , Class A
(a)
.......... 60,254 12,582,843
Hotels, Restaurants & Leisure — 5.0%
Churchill Downs, Inc. ................. 28,769 4,030,537
Darden Restaurants, Inc. .............. 24,400 3,904,488
Domino's Pizza, Inc. .................. 14,166 5,860,899
DoorDash, Inc. , Class A
(a)
.............. 125,103 19,603,640
DraftKings, Inc. , Class A
(a)
.............. 107,020 3,779,946
Expedia Group, Inc.
(a)
................. 26,415 4,128,929
Hilton Worldwide Holdings, Inc. .......... 99,902 23,461,985
Las Vegas Sands Corp. ............... 165,523 8,582,367
MGM Resorts International
(a)
............ 43,707 1,611,477
Royal Caribbean Cruises Ltd. ........... 66,498 13,721,862
Wingstop, Inc. ...................... 11,997 3,451,417
Wynn Resorts Ltd. ................... 39,178 3,761,872
Yum! Brands, Inc. ................... 114,288 14,990,014
110,889,433
Household Durables — 0.8%
Garmin Ltd. ........................ 40,611 8,055,192
PulteGroup, Inc. .................... 36,353 4,708,804
Toll Brothers, Inc. .................... 15,425 2,258,837
TopBuild Corp.
(a) (b)
................... 7,572 2,675,793
17,698,626
Household Products — 1.0%
Church & Dwight Co., Inc. .............. 100,415 10,032,463
Clorox Co. (The) .................... 32,036 5,079,308
Kimberly-Clark Corp. ................. 48,629 6,525,039
21,636,810
Independent Power and Renewable Electricity Producers — 0.5%
Vistra Corp. ....................... 82,764 10,342,189
Insurance — 2.6%
Allstate Corp. (The) .................. 44,671 8,332,035
American Financial Group, Inc. .......... 11,490 1,481,406
Arch Capital Group Ltd.
(a)
.............. 49,051 4,834,466
Brown & Brown, Inc. .................. 99,676 10,430,097
Cincinnati Financial Corp. .............. 24,290 3,420,761
Erie Indemnity Co. , Class A, NVS ......... 10,270 4,609,587
Markel Group, Inc.
(a)
.................. 3,269 5,040,831
Travelers Cos., Inc. (The) .............. 40,057 9,851,618
Willis Towers Watson plc ............... 20,678 6,248,685
WR Berkley Corp. ................... 73,527 4,203,538
58,453,024
Interactive Media & Services — 0.4%
(a)
Pinterest, Inc. , Class A ................ 136,192 4,329,544
Snap, Inc. , Class A, NVS ............... 440,300 5,354,048
9,683,592

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Mid-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services — 2.9%
(a)
Akamai Technologies, Inc.
(b)
............. 27,917 $ 2,821,850
Cloudflare, Inc. , Class A
(b)
.............. 122,586 10,752,018
EPAM Systems, Inc. .................. 11,803 2,226,636
Gartner, Inc. ....................... 31,233 15,694,583
GoDaddy, Inc. , Class A ................ 54,661 9,117,455
MongoDB, Inc. , Class A
(b)
.............. 28,906 7,816,182
Okta, Inc. , Class A ................... 65,529 4,710,880
Twilio, Inc. , Class A .................. 68,605 5,532,993
VeriSign, Inc. ...................... 35,199 6,224,591
64,897,188
Life Sciences Tools & Services — 3.6%
Agilent Technologies, Inc. .............. 119,174 15,529,564
Avantor, Inc.
(a)
...................... 162,199 3,628,392
Bio-Techne Corp. .................... 64,623 4,765,946
Bruker Corp. ....................... 38,494 2,179,145
Charles River Laboratories International, Inc.
(a)
13,330 2,380,471
Illumina, Inc.
(a)
...................... 64,741 9,331,768
IQVIA Holdings, Inc.
(a)
................. 47,486 9,773,568
Medpace Holdings, Inc.
(a)
.............. 10,244 3,218,870
Mettler-Toledo International, Inc.
(a) (b)
....... 8,701 11,239,517
Revvity, Inc. ....................... 21,664 2,569,134
Waters Corp.
(a)
..................... 15,325 4,951,661
West Pharmaceutical Services, Inc. ....... 29,690 9,142,442
78,710,478
Machinery — 5.0%
Cummins, Inc. ...................... 37,556 12,355,173
Dover Corp. ....................... 39,069 7,396,934
Fortive Corp. ....................... 100,538 7,181,429
Graco, Inc. ........................ 68,766 5,600,991
IDEX Corp. ........................ 30,773 6,605,117
Ingersoll Rand, Inc.
(b)
................. 164,694 15,810,624
Lincoln Electric Holdings, Inc. ........... 23,354 4,497,046
Nordson Corp. ...................... 20,890 5,178,422
Otis Worldwide Corp. ................. 99,410 9,762,062
Pentair plc ........................ 49,060 4,862,827
Snap-on, Inc. ...................... 7,339 2,422,824
Stanley Black & Decker, Inc. ............ 29,034 2,698,420
Westinghouse Air Brake Technologies Corp. .. 71,472 13,435,307
Xylem, Inc. ........................ 98,184 11,956,847
109,764,023
Media — 1.0%
Trade Desk, Inc. (The) , Class A
(a)
......... 181,572 21,826,770
Metals & Mining — 0.5%
Newmont Corp. ..................... 265,170 12,049,325
Multi-Utilities — 0.5%
CMS Energy Corp. ................... 42,537 2,961,000
Dominion Energy, Inc. ................. 148,239 8,824,668
11,785,668
Oil, Gas & Consumable Fuels — 2.0%
Cheniere Energy, Inc. ................. 28,350 5,425,623
Coterra Energy, Inc. .................. 122,247 2,924,148
EQT Corp. ........................ 148,160 5,413,767
Hess Corp. ........................ 113,450 15,256,756
Targa Resources Corp. ................ 37,566 6,272,019
Texas Pacific Land Corp. ............... 7,885 9,193,910
44,486,223
Passenger Airlines — 0.5%
Delta Air Lines, Inc. .................. 117,973 6,750,415
Southwest Airlines Co. ................ 106,519 3,257,351
10,007,766
Security
Shares
Shares Value
Personal Care Products — 0.3%
Coty, Inc. , Class A
(a) (b)
................. 117,947 $ 877,526
Estee Lauder Cos., Inc. (The) , Class A ..... 94,508 6,515,381
7,392,907
Professional Services — 4.1%
Booz Allen Hamilton Holding Corp. ........ 39,914 7,250,777
Broadridge Financial Solutions, Inc. ....... 47,744 10,067,300
Dayforce, Inc.
(a) (b)
.................... 63,444 4,501,352
Equifax, Inc. ....................... 50,177 13,297,908
Jacobs Solutions, Inc. ................. 33,822 4,754,697
Leidos Holdings, Inc. ................. 22,260 4,077,142
Paychex, Inc. ...................... 131,963 18,386,405
Paycom Software, Inc. ................ 20,672 4,321,068
TransUnion ........................ 78,886 7,991,152
Verisk Analytics, Inc. .................. 58,178 15,982,660
90,630,461
Real Estate Management & Development — 1.0%
(a)
CBRE Group, Inc. , Class A ............. 76,112 9,968,389
CoStar Group, Inc. ................... 165,997 12,082,921
22,051,310
Residential REITs — 2.0%
American Homes 4 Rent , Class A ......... 130,544 4,600,371
AvalonBay Communities, Inc. ........... 28,377 6,288,627
Camden Property Trust ................ 19,269 2,231,157
Equity LifeStyle Properties, Inc. .......... 45,573 3,195,579
Equity Residential ................... 56,476 3,974,216
Essex Property Trust, Inc. .............. 12,355 3,507,090
Invitation Homes, Inc. ................. 233,785 7,343,187
Mid-America Apartment Communities, Inc. ... 17,717 2,681,291
Sun Communities, Inc. ................ 50,519 6,702,861
UDR, Inc. ......................... 75,421 3,182,012
43,706,391
Retail REITs — 0.6%
Kimco Realty Corp. .................. 197,258 4,678,960
Realty Income Corp. .................. 118,829 7,054,877
Regency Centers Corp. ............... 26,570 1,898,161
13,631,998
Semiconductors & Semiconductor Equipment — 2.2%
Astera Labs, Inc.
(a) (b)
.................. 10,208 716,193
Enphase Energy, Inc.
(a)
................ 55,773 4,631,390
Entegris, Inc. ....................... 37,519 3,928,614
First Solar, Inc.
(a) (b)
................... 41,467 8,064,502
Microchip Technology, Inc. .............. 92,378 6,777,774
Monolithic Power Systems, Inc. .......... 18,948 14,387,216
ON Semiconductor Corp.
(a)
............. 63,733 4,492,539
Qorvo, Inc.
(a)
....................... 22,556 1,607,341
Teradyne, Inc. ...................... 30,917 3,283,695
47,889,264
Software — 11.7%
ANSYS, Inc.
(a)
...................... 35,412 11,346,359
AppLovin Corp. , Class A
(a) (b)
............. 84,516 14,316,165
Aspen Technology, Inc.
(a) (b)
.............. 11,005 2,583,204
Atlassian Corp. , Class A
(a)
.............. 64,334 12,129,532
Autodesk, Inc.
(a)
..................... 87,064 24,708,763
Bentley Systems, Inc. , Class B ........... 54,560 2,633,066
Datadog, Inc. , Class A
(a) (b)
.............. 120,205 15,078,515
DocuSign, Inc.
(a)
.................... 82,645 5,733,910
Dynatrace, Inc.
(a)
.................... 112,548 6,055,082
Fair Isaac Corp.
(a)
.................... 10,016 19,962,990
Fortinet, Inc.
(a)
...................... 265,165 20,857,879
Gen Digital, Inc. ..................... 122,904 3,577,735
HubSpot, Inc.
(a)
..................... 20,755 11,514,666

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Manhattan Associates, Inc.
(a)
............ 25,038 $ 6,594,008
MicroStrategy, Inc. , Class A
(a) (b)
........... 43,292 10,584,894
Nutanix, Inc. , Class A
(a)
................ 99,356 6,170,008
Palantir Technologies, Inc. , Class A
(a)
...... 812,065 33,749,422
Procore Technologies, Inc.
(a) (b)
........... 35,274 2,315,738
PTC, Inc.
(a)
........................ 48,572 9,001,849
Tyler Technologies, Inc.
(a)
.............. 17,096 10,353,167
Unity Software, Inc.
(a) (b)
................ 121,032 2,430,323
Workday, Inc. , Class A
(a)
............... 86,337 20,189,907
Zscaler, Inc.
(a) (b)
..................... 37,412 6,763,716
258,650,898
Specialized REITs — 2.3%
Digital Realty Trust, Inc. ............... 96,298 17,163,193
Extra Space Storage, Inc. .............. 30,427 4,968,729
Iron Mountain, Inc. ................... 60,548 7,491,604
Public Storage ...................... 30,970 10,190,988
SBA Communications Corp. ............ 43,938 10,082,453
49,896,967
Specialty Retail — 3.2%
AutoZone, Inc.
(a) (b)
................... 6,948 20,906,532
Burlington Stores, Inc.
(a)
............... 25,911 6,419,968
CarMax, Inc.
(a) (b)
..................... 34,443 2,492,984
Dick's Sporting Goods, Inc. ............. 10,796 2,113,317
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 43,314 4,463,508
Ross Stores, Inc. .................... 133,280 18,621,882
Tractor Supply Co. ................... 31,321 8,316,039
Ulta Beauty, Inc.
(a) (b)
.................. 9,423 3,476,898
Williams-Sonoma, Inc. ................ 32,266 4,327,839
71,138,967
Technology Hardware, Storage & Peripherals — 1.0%
Dell Technologies, Inc. , Class C .......... 46,751 5,779,826
NetApp, Inc. ....................... 43,943 5,067,067
Pure Storage, Inc. , Class A
(a)
............ 125,052 6,258,853
Super Micro Computer, Inc.
(a)
............ 203,392 5,920,741
23,026,487
Textiles, Apparel & Luxury Goods — 1.1%
(a)
Deckers Outdoor Corp. ................ 62,746 10,095,204
Lululemon Athletica, Inc.
(b)
.............. 45,216 13,469,846
23,565,050
Trading Companies & Distributors — 2.7%
Core & Main, Inc. , Class A
(a)
............. 73,740 3,265,207
Fastenal Co. ....................... 232,800 18,200,304
United Rentals, Inc. .................. 12,941 10,518,445
Watsco, Inc. ....................... 14,157 6,696,403
WW Grainger, Inc. ................... 18,188 20,174,675
58,855,034
Water Utilities — 0.3%
American Water Works Co., Inc. .......... 39,540 5,460,870
Essential Utilities, Inc. ................. 33,007 1,274,070
6,734,940
Total Long-Term Investments — 99 .7%
(Cost: $ 1,816,764,507 ) ............................ 2,207,461,998
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(e)
.................. 75,641,297 $ 75,694,247
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83% ................... 5,192,073 5,192,073
Total Short-Term Securities — 3 .7%
(Cost: $ 80,836,763 ) ............................... 80,886,320
Total Investments — 103 .4%
(Cost: $ 1,897,601,270 ) ............................ 2,288,348,318
Liabilities in Excess of Other Assets — (3.4) % ............. (75,115,074)
Net Assets — 100.0% ...............................
$ 2,213,233,244
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Mid-Cap Growth ETF
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 61,454,705 $ 14,222,412
(a)
$ — $ (5,700) $ 22,830 $ 75,694,247 75,641,297 $ 102,835
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 4,090,773 1,101,300
(a)
— — — 5,192,073 5,192,073 118,884 —
$ (5,700) $ 22,830 $ 80,886,320 $ 221,719 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 E-Mini Index ..................................................... 5 12/20/24 $ 2,002 $ 9,535
Russell 2000 E-Mini Index .................................................... 29 12/20/24 3,202 34,550
$ 44,085
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 44,085 $ — $ — $ — $ 44,085
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 337,818 $ — $ — $ — $ 337,818
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 215,786 $ — $ — $ — $ 215,786

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Mid-Cap Growth ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,602,323
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,207,461,998 $ — $ — $ 2,207,461,998
Short-Term Securities
Money Market Funds ...................................... 80,886,320 — — 80,886,320
$ 2,288,348,318 $ — $ — $ 2,288,348,318
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 44,085 $ — $ — $ 44,085
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
October 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.7%
AAR Corp.
(a)
....................... 4,522 $ 265,441
AeroVironment, Inc.
(a)
................. 7,310 1,571,358
Archer Aviation, Inc. , Class A
(a) (b)
.......... 32,947 103,783
Astronics Corp.
(a)
.................... 3,406 59,230
BWX Technologies, Inc. ............... 24,042 2,927,114
Cadre Holdings, Inc. .................. 5,879 204,413
Curtiss-Wright Corp. .................. 10,065 3,472,022
Ducommun, Inc.
(a)
................... 3,469 203,943
Hexcel Corp. ....................... 21,941 1,287,717
Kratos Defense & Security Solutions, Inc.
(a)
.. 38,612 877,265
Leonardo DRS, Inc.
(a)
................. 10,294 309,541
Loar Holdings, Inc.
(a) (b)
................. 3,395 292,581
Moog, Inc. , Class A .................. 5,552 1,047,107
National Presto Industries, Inc. ........... 612 44,021
Rocket Lab USA, Inc.
(a) (b)
............... 37,634 402,684
Spirit AeroSystems Holdings, Inc. , Class A
(a)
.. 18,792 608,297
Triumph Group, Inc.
(a)
................. 7,673 106,194
Woodward, Inc. ..................... 14,850 2,436,736
16,219,447
Air Freight & Logistics — 0.1%
Air Transport Services Group, Inc.
(a)
....... 5,203 89,699
Forward Air Corp. ................... 2,018 71,296
GXO Logistics, Inc.
(a)
................. 12,538 749,898
910,893
Automobile Components — 1.2%
Adient plc
(a)
........................ 11,474 224,087
Autoliv, Inc. ........................ 8,845 821,523
Dorman Products, Inc.
(a)
............... 4,291 489,303
Fox Factory Holding Corp.
(a) (b)
........... 3,659 131,687
Gentex Corp. ...................... 61,094 1,851,759
Gentherm, Inc.
(a)
.................... 8,274 347,094
LCI Industries ...................... 2,245 249,824
Lear Corp. ........................ 5,769 552,439
Luminar Technologies, Inc. , Class A
(a) (b)
..... 79,307 61,495
Mobileye Global, Inc. , Class A
(a) (b)
......... 22,161 301,611
Modine Manufacturing Co.
(a) (b)
........... 13,023 1,533,719
Patrick Industries, Inc. ................ 2,465 310,541
XPEL, Inc.
(a) (c)
...................... 5,696 219,695
7,094,777
Automobiles — 0.2%
Lucid Group, Inc.
(a) (b)
.................. 253,739 560,763
Thor Industries, Inc. .................. 6,669 694,110
1,254,873
Banks — 1.2%
Amalgamated Financial Corp. ........... 2,502 82,979
Axos Financial, Inc.
(a)
................. 7,207 488,058
BancFirst Corp. ..................... 2,726 296,343
Bancorp, Inc. (The)
(a) (b)
................ 7,810 392,531
Bank First Corp. .................... 1,427 131,298
City Holding Co. .................... 1,371 159,859
Coastal Financial Corp.
(a)
.............. 1,147 72,250
Columbia Financial, Inc.
(a)
.............. 3,125 53,375
CrossFirst Bankshares, Inc.
(a)
............ 6,027 94,624
Cullen/Frost Bankers, Inc. .............. 5,058 644,136
Eastern Bankshares, Inc. .............. 31,982 522,266
First Financial Bankshares, Inc. .......... 12,182 440,257
German American Bancorp, Inc. .......... 2,657 107,582
HBT Financial, Inc. ................... 1,798 38,405
Home BancShares, Inc. ............... 20,803 567,714
International Bancshares Corp. .......... 7,476 457,980
Lakeland Financial Corp. ............... 2,293 149,206
Security
Shares
Shares Value
Banks (continued)
Live Oak Bancshares, Inc. .............. 9,227 $ 366,404
NB Bancorp, Inc.
(a)
................... 10,698 202,085
Nicolet Bankshares, Inc. ............... 1,488 151,315
Pathward Financial, Inc.
(b)
.............. 2,817 199,331
QCR Holdings, Inc. .................. 1,795 141,984
Republic Bancorp, Inc. , Class A .......... 1,147 77,422
Seacoast Banking Corp. of Florida ........ 12,670 338,289
ServisFirst Bancshares, Inc. ............ 5,577 463,672
Stock Yards Bancorp, Inc. .............. 3,721 239,930
TFS Financial Corp. .................. 10,581 135,966
Triumph Financial, Inc.
(a)
............... 2,963 261,840
WSFS Financial Corp. ................ 6,574 323,244
7,600,345
Beverages — 0.5%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 2,476 720,689
Coca-Cola Consolidated, Inc. ............ 1,369 1,539,112
MGP Ingredients, Inc.
(b)
................ 1,934 92,909
National Beverage Corp. ............... 3,821 172,671
Vita Coco Co., Inc. (The)
(a) (b)
............ 9,957 294,827
2,820,208
Biotechnology — 7.2%
(a)
Absci Corp. ........................ 21,657 83,163
ACADIA Pharmaceuticals, Inc. ........... 31,757 463,335
ADMA Biologics, Inc. ................. 60,698 989,984
Agios Pharmaceuticals, Inc. ............. 7,714 342,733
Akero Therapeutics, Inc. ............... 7,938 244,729
Alector, Inc. ....................... 7,973 39,227
Alkermes plc
(b)
...................... 24,760 636,332
ALX Oncology Holdings, Inc. ............ 2,422 3,463
Amicus Therapeutics, Inc.
(b)
............. 48,202 550,467
AnaptysBio, Inc. .................... 2,675 57,860
Apellis Pharmaceuticals, Inc. ............ 21,399 583,337
Arcturus Therapeutics Holdings, Inc.
(b)
...... 6,246 110,742
Arcus Biosciences, Inc. ................ 7,590 116,127
Ardelyx, Inc. ....................... 56,660 332,594
Arrowhead Pharmaceuticals, Inc.
(b)
........ 15,885 305,469
Astria Therapeutics, Inc. ............... 8,620 96,372
Aurinia Pharmaceuticals, Inc. ............ 22,076 159,168
Biohaven Ltd. ...................... 21,348 1,062,277
Blueprint Medicines Corp. .............. 16,233 1,420,550
Bridgebio Pharma, Inc. ................ 23,126 541,380
Catalyst Pharmaceuticals, Inc. ........... 12,567 273,961
Celcuity, Inc. ....................... 3,679 57,025
Celldex Therapeutics, Inc.
(b)
............. 15,339 399,734
CG oncology, Inc. ................... 6,085 216,200
Cogent Biosciences, Inc.
(b)
.............. 12,868 147,853
Crinetics Pharmaceuticals, Inc.
(b)
......... 19,297 1,079,860
CRISPR Therapeutics AG
(b)
............. 9,480 439,777
Cullinan Therapeutics, Inc. ............. 3,567 55,467
Cytokinetics, Inc.
(b)
................... 13,654 696,354
Day One Biopharmaceuticals, Inc. ........ 9,032 132,951
Denali Therapeutics, Inc. ............... 15,121 392,541
Dianthus Therapeutics, Inc. ............. 3,450 96,117
Dynavax Technologies Corp. ............ 18,501 219,237
Dyne Therapeutics, Inc. ............... 8,221 237,258
Exelixis, Inc.
(b)
...................... 76,057 2,525,092
Geron Corp. ....................... 131,788 541,649
Gyre Therapeutics, Inc.
(b)
.............. 1,795 25,669
Halozyme Therapeutics, Inc. ............ 33,374 1,687,723
Ideaya Biosciences, Inc. ............... 13,232 372,481
Immunome, Inc.
(b)
................... 11,569 132,696
Immunovant, Inc. .................... 16,313 477,318
Insmed, Inc.
(b)
...................... 42,354 2,849,577

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Intellia Therapeutics, Inc.
(b)
............. 24,788 $ 352,485
Ionis Pharmaceuticals, Inc. ............. 38,542 1,479,627
Iovance Biotherapeutics, Inc.
(b)
........... 57,121 596,343
Keros Therapeutics, Inc.
(b)
.............. 4,296 249,340
Kiniksa Pharmaceuticals International plc .... 4,694 106,037
Krystal Biotech, Inc.
(b)
................. 6,636 1,144,909
Kymera Therapeutics, Inc.
(b)
............. 11,237 518,812
Lyell Immunopharma, Inc. .............. 22,315 21,429
Madrigal Pharmaceuticals, Inc.
(b)
......... 4,159 1,078,595
MannKind Corp.
(b)
................... 70,473 498,244
Mirum Pharmaceuticals, Inc.
(b)
........... 8,772 337,371
Myriad Genetics, Inc. ................. 23,304 511,756
Novavax, Inc.
(b)
..................... 18,098 173,922
Nuvalent, Inc. , Class A ................ 8,719 771,544
ORIC Pharmaceuticals, Inc.
(b)
........... 5,677 53,250
Perspective Therapeutics, Inc. ........... 12,497 147,590
Praxis Precision Medicines, Inc. .......... 4,055 283,809
Prime Medicine, Inc.
(b)
................. 13,265 51,468
Protagonist Therapeutics, Inc. ........... 14,468 663,213
PTC Therapeutics, Inc. ................ 13,245 528,740
Recursion Pharmaceuticals, Inc. , Class A
(b)
.. 54,848 346,639
Relay Therapeutics, Inc. ............... 29,248 164,813
REVOLUTION Medicines, Inc. ........... 13,352 714,332
Rhythm Pharmaceuticals, Inc. ........... 13,194 629,750
Rocket Pharmaceuticals, Inc.
(b)
........... 6,773 112,770
Sage Therapeutics, Inc. ............... 8,544 51,948
Sana Biotechnology, Inc.
(b)
.............. 24,204 84,714
Savara, Inc. ....................... 29,422 106,949
Scholar Rock Holding Corp.
(b)
........... 8,614 244,982
Shattuck Labs, Inc. .................. 10,661 13,433
Soleno Therapeutics, Inc. .............. 4,841 266,545
SpringWorks Therapeutics, Inc. .......... 14,459 435,650
Spyre Therapeutics, Inc. ............... 4,064 132,202
Stoke Therapeutics, Inc. ............... 3,961 48,958
Summit Therapeutics, Inc.
(b)
............. 11,464 213,116
Syndax Pharmaceuticals, Inc. ........... 11,899 224,415
Tango Therapeutics, Inc. ............... 12,336 67,046
TG Therapeutics, Inc.
(b)
................ 20,468 512,928
Twist Bioscience Corp. ................ 14,254 575,291
Tyra Biosciences, Inc. ................. 1,333 22,234
Ultragenyx Pharmaceutical, Inc. .......... 21,852 1,114,234
Vaxcyte, Inc. ....................... 28,779 3,060,647
Vera Therapeutics, Inc. , Class A .......... 9,681 390,919
Veracyte, Inc. ...................... 19,991 674,496
Vericel Corp. ....................... 12,754 561,686
Verve Therapeutics, Inc. ............... 17,103 98,000
Viking Therapeutics, Inc.
(b)
.............. 27,278 1,978,746
Viridian Therapeutics, Inc. .............. 7,764 167,470
Xencor, Inc. ....................... 18,188 382,130
Y-mAbs Therapeutics, Inc.
(b)
............. 4,670 67,762
Zentalis Pharmaceuticals, Inc. ........... 6,587 17,983
44,247,121
Broadline Retail — 0.4%
(a)
Etsy, Inc. ......................... 19,667 1,011,670
Ollie's Bargain Outlet Holdings, Inc. ....... 16,194 1,487,095
Savers Value Village, Inc. .............. 6,908 70,669
2,569,434
Building Products — 2.7%
AAON, Inc. ........................ 17,879 2,042,139
American Woodmark Corp.
(a)
............ 1,738 157,654
Apogee Enterprises, Inc. ............... 2,499 187,025
Armstrong World Industries, Inc. .......... 11,555 1,612,500
AZEK Co., Inc. (The) , Class A
(a)
.......... 38,180 1,679,920
Security
Shares
Shares Value
Building Products (continued)
AZZ, Inc. ......................... 4,042 $ 307,920
CSW Industrials, Inc. ................. 4,313 1,522,920
Gibraltar Industries, Inc.
(a)
.............. 7,944 536,141
Griffon Corp. ....................... 5,907 371,432
Hayward Holdings, Inc.
(a)
............... 19,264 313,233
Insteel Industries, Inc. ................. 2,661 71,767
Janus International Group, Inc.
(a)
......... 20,834 153,338
Quanex Building Products Corp. .......... 5,915 171,890
Resideo Technologies, Inc.
(a)
............ 17,100 336,357
Simpson Manufacturing Co., Inc. ......... 11,176 2,009,333
Tecnoglass, Inc. ..................... 6,005 411,523
Trex Co., Inc.
(a)
..................... 28,426 2,013,982
UFP Industries, Inc. .................. 8,882 1,086,624
Zurn Elkay Water Solutions Corp. ......... 38,544 1,391,438
16,377,136
Capital Markets — 3.0%
Affiliated Managers Group, Inc. .......... 3,869 750,199
Artisan Partners Asset Management, Inc. , Class
A ............................ 9,646 425,389
BGC Group, Inc. , Class A .............. 13,628 127,694
Blue Owl Capital, Inc. , Class A ........... 131,003 2,929,227
Brightsphere Investment Group, Inc. ....... 5,189 136,938
Cohen & Steers, Inc. ................. 7,058 697,119
DigitalBridge Group, Inc. , Class A
(b)
........ 30,311 475,580
Donnelley Financial Solutions, Inc.
(a)
....... 3,351 195,497
Evercore, Inc. , Class A ................ 2,783 735,185
Freedom Holding Corp.
(a) (b)
............. 4,669 506,120
Hamilton Lane, Inc. , Class A ............ 10,343 1,858,017
Houlihan Lokey, Inc. , Class A ............ 8,186 1,414,295
Jefferies Financial Group, Inc. ........... 16,517 1,056,758
MarketAxess Holdings, Inc. ............. 6,298 1,822,767
Perella Weinberg Partners , Class C ....... 7,320 148,084
Piper Sandler Cos. ................... 1,797 509,701
PJT Partners, Inc. , Class A ............. 6,077 844,460
SEI Investments Co. .................. 20,507 1,533,103
StepStone Group, Inc. , Class A .......... 8,417 506,114
StoneX Group, Inc.
(a)
................. 3,284 295,691
TPG, Inc. , Class A ................... 12,301 832,532
Victory Capital Holdings, Inc. , Class A ...... 5,922 354,905
Virtus Investment Partners, Inc. .......... 792 171,365
WisdomTree, Inc. .................... 18,355 189,974
18,516,714
Chemicals — 1.8%
Arcadium Lithium plc
(a) (b)
............... 133,429 719,182
Ashland, Inc. ....................... 6,110 516,723
Aspen Aerogels, Inc.
(a) (b)
............... 15,409 274,897
Axalta Coating Systems Ltd.
(a)
........... 38,141 1,446,307
Balchem Corp. ..................... 8,423 1,409,421
Cabot Corp. ....................... 9,926 1,070,321
Ecovyst, Inc.
(a)
...................... 13,737 91,488
Element Solutions, Inc. ................ 22,477 609,127
Ginkgo Bioworks Holdings, Inc.
(a) (b)
........ 6,127 46,688
Hawkins, Inc. ...................... 5,153 550,856
HB Fuller Co. ...................... 8,140 595,685
Huntsman Corp. .................... 17,810 391,820
Innospec, Inc. ...................... 6,471 697,444
Koppers Holdings, Inc. ................ 2,643 89,888
NewMarket Corp. .................... 600 314,982
Orion SA ......................... 7,087 106,234
Perimeter Solutions SA
(a)
............... 17,007 225,853
Quaker Chemical Corp. ............... 3,628 549,932
Scotts Miracle-Gro Co. (The) ............ 5,135 446,642
Sensient Technologies Corp. ............ 5,836 440,501

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Stepan Co. ........................ 2,891 $ 209,135
10,803,126
Commercial Services & Supplies — 1.4%
ABM Industries, Inc. .................. 8,955 475,152
ACV Auctions, Inc. , Class A
(a)
............ 38,482 665,354
Brady Corp. , Class A, NVS ............. 5,791 411,972
Brink's Co. (The) .................... 8,196 842,467
Casella Waste Systems, Inc. , Class A
(a)
..... 16,121 1,577,923
CECO Environmental Corp.
(a)
............ 8,170 194,446
Driven Brands Holdings, Inc.
(a) (b)
.......... 8,935 132,685
HNI Corp. ......................... 5,034 248,076
Interface, Inc. ...................... 10,213 178,421
Liquidity Services, Inc.
(a)
............... 6,022 129,955
MillerKnoll, Inc. ..................... 9,276 207,411
Montrose Environmental Group, Inc.
(a)
...... 8,823 232,663
MSA Safety, Inc. .................... 5,851 970,973
OPENLANE, Inc.
(a)
................... 20,399 322,304
Stericycle, Inc.
(a)
.................... 8,667 532,760
UniFirst Corp. ...................... 2,041 366,992
Vestis Corp. ....................... 13,445 181,776
Viad Corp.
(a)
....................... 5,509 206,257
VSE Corp. ........................ 4,617 473,797
8,351,384
Communications Equipment — 0.7%
(a)
Calix, Inc. ......................... 15,608 552,211
Ciena Corp. ....................... 19,537 1,240,795
Digi International, Inc. ................. 9,608 278,344
Extreme Networks, Inc. ................ 34,284 511,860
Harmonic, Inc. ...................... 28,948 321,033
Infinera Corp.
(b)
..................... 26,160 175,795
Lumentum Holdings, Inc.
(b)
............. 9,756 623,116
Viavi Solutions, Inc. .................. 31,325 288,817
3,991,971
Construction & Engineering — 2.1%
Ameresco, Inc. , Class A
(a)
.............. 3,132 96,372
API Group Corp.
(a)
................... 49,143 1,677,742
Arcosa, Inc. ....................... 12,725 1,191,569
Argan, Inc. ........................ 1,546 204,134
Centuri Holdings, Inc.
(a)
................ 1,760 33,035
Construction Partners, Inc. , Class A
(a) (b)
..... 11,335 892,404
Dycom Industries, Inc.
(a)
............... 7,675 1,337,983
Granite Construction, Inc. .............. 6,162 517,916
IES Holdings, Inc.
(a)
.................. 2,341 511,895
Limbach Holdings, Inc.
(a) (b)
.............. 1,700 129,149
MasTec, Inc.
(a)
...................... 16,066 1,974,351
MYR Group, Inc.
(a)
................... 4,361 571,291
Primoris Services Corp. ............... 8,783 549,991
Sterling Infrastructure, Inc.
(a)
............ 8,182 1,263,710
WillScot Holdings Corp.
(a) (b)
............. 50,255 1,665,451
12,616,993
Construction Materials — 0.8%
Eagle Materials, Inc. .................. 8,946 2,553,725
Knife River Corp.
(a)
................... 8,259 803,766
Summit Materials, Inc. , Class A
(a)
......... 31,513 1,494,031
United States Lime & Minerals, Inc. ........ 2,819 317,927
5,169,449
Consumer Finance — 0.9%
EZCORP, Inc. , Class A, NVS
(a) (b)
.......... 7,442 85,509
FirstCash Holdings, Inc. ............... 6,551 677,832
LendingClub Corp.
(a)
.................. 17,174 243,527
Moneylion, Inc.
(a)
.................... 1,658 71,244
NerdWallet, Inc. , Class A
(a) (b)
............ 5,944 87,317
Security
Shares
Shares Value
Consumer Finance (continued)
SoFi Technologies, Inc.
(a) (b)
............. 274,250 $ 3,063,373
Upstart Holdings, Inc.
(a)
................ 19,967 971,994
5,200,796
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc. (The) ................. 3,071 139,423
Chefs' Warehouse, Inc. (The)
(a)
.......... 4,194 167,425
Grocery Outlet Holding Corp.
(a)
........... 11,410 163,163
Maplebear, Inc.
(a)
.................... 38,322 1,690,000
PriceSmart, Inc. ..................... 4,311 358,158
Sprouts Farmers Market, Inc.
(a)
........... 18,851 2,421,034
Weis Markets, Inc. ................... 1,280 80,499
5,019,702
Containers & Packaging — 0.5%
AptarGroup, Inc. .................... 11,870 1,993,092
Graphic Packaging Holding Co. .......... 37,828 1,069,019
Myers Industries, Inc. ................. 2,731 32,171
3,094,282
Distributors — 0.0%
GigaCloud Technology, Inc. , Class A
(a) (b)
..... 1,895 43,149
Diversified Consumer Services — 1.7%
Adtalem Global Education, Inc.
(a)
......... 5,344 432,436
Bright Horizons Family Solutions, Inc.
(a)
..... 15,126 2,018,867
Chegg, Inc.
(a)
....................... 10,305 16,488
Coursera, Inc.
(a)
..................... 29,075 202,071
Duolingo, Inc. , Class A
(a)
............... 9,604 2,813,684
European Wax Center, Inc. , Class A
(a)
...... 6,071 43,651
Frontdoor, Inc.
(a)
..................... 9,005 447,458
Grand Canyon Education, Inc.
(a)
.......... 7,407 1,015,574
H&R Block, Inc. ..................... 14,567 870,087
Laureate Education, Inc. ............... 17,196 295,427
Mister Car Wash, Inc.
(a)
................ 9,874 74,154
OneSpaWorld Holdings Ltd. ............. 25,164 440,622
Perdoceo Education Corp. .............. 6,290 140,582
Strategic Education, Inc. ............... 5,964 518,629
Stride, Inc.
(a)
....................... 7,686 716,950
Udemy, Inc.
(a)
...................... 23,946 187,737
Universal Technical Institute, Inc.
(a)
........ 11,375 189,280
10,423,697
Diversified REITs — 0.3%
Alexander & Baldwin, Inc. .............. 14,425 268,449
American Assets Trust, Inc. ............. 4,551 122,649
Broadstone Net Lease, Inc. ............. 14,988 263,639
Empire State Realty Trust, Inc. , Class A ..... 12,319 130,581
Essential Properties Realty Trust, Inc. ...... 27,563 873,472
Gladstone Commercial Corp. ............ 4,260 67,074
1,725,864
Diversified Telecommunication Services — 0.2%
Anterix, Inc.
(a)
...................... 3,081 100,071
Globalstar, Inc.
(a) (b)
................... 198,722 208,658
IDT Corp. , Class B ................... 3,467 162,706
Iridium Communications, Inc. ............ 29,084 853,034
1,324,469
Electric Utilities — 0.3%
IDACORP, Inc. ..................... 4,125 426,855
MGE Energy, Inc. .................... 4,491 406,391
Otter Tail Corp. ..................... 4,616 362,448
Portland General Electric Co. ............ 10,332 489,737
1,685,431

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment — 1.1%
Acuity Brands, Inc. ................... 5,702 $ 1,714,534
Allient, Inc. ........................ 3,909 67,587
Atkore, Inc. ........................ 4,074 349,386
Bloom Energy Corp. , Class A
(a) (b)
......... 52,927 508,099
EnerSys .......................... 4,868 471,515
Fluence Energy, Inc. , Class A
(a) (b)
......... 15,727 342,062
Generac Holdings, Inc.
(a)
............... 7,161 1,185,504
NEXTracker, Inc. , Class A
(a)
............. 23,135 921,236
Plug Power, Inc.
(a) (b)
.................. 116,770 228,869
Powell Industries, Inc.
(b)
............... 2,498 636,940
Preformed Line Products Co. ............ 282 34,686
Thermon Group Holdings, Inc.
(a)
.......... 6,180 161,978
Vicor Corp.
(a)
....................... 5,941 271,563
6,893,959
Electronic Equipment, Instruments & Components — 3.6%
Advanced Energy Industries, Inc. ......... 4,603 499,564
Arlo Technologies, Inc.
(a)
............... 24,466 248,575
Badger Meter, Inc. ................... 7,685 1,537,384
Bel Fuse, Inc. , Class B, NVS ............ 1,501 113,205
Belden, Inc. ....................... 6,503 740,497
Benchmark Electronics, Inc. ............ 4,560 197,448
Cognex Corp. ...................... 42,955 1,728,080
Coherent Corp.
(a) (b)
................... 39,338 3,636,405
CTS Corp. ........................ 7,913 391,614
ePlus, Inc.
(a)
....................... 3,517 312,837
Evolv Technologies Holdings, Inc.
(a) (b)
...... 29,045 62,447
Fabrinet
(a)
......................... 9,528 2,295,962
Insight Enterprises, Inc.
(a)
.............. 3,657 639,682
IPG Photonics Corp.
(a)
................ 3,336 270,083
Itron, Inc.
(a) (b)
....................... 11,929 1,333,185
Kimball Electronics, Inc.
(a)
.............. 2,145 38,159
Littelfuse, Inc. ...................... 6,533 1,598,168
Mirion Technologies, Inc. , Class A
(a)
....... 54,672 809,146
Napco Security Technologies, Inc. ........ 9,180 353,246
Novanta, Inc.
(a)
..................... 9,342 1,590,382
OSI Systems, Inc.
(a) (b)
................. 2,757 364,503
PAR Technology Corp.
(a)
............... 8,791 518,581
PC Connection, Inc. .................. 1,343 85,482
Plexus Corp.
(a)
...................... 4,528 652,485
Powerfleet, Inc.
(a)
.................... 26,946 135,538
Rogers Corp.
(a)
..................... 4,468 448,051
Sanmina Corp.
(a)
.................... 5,751 403,145
Vontier Corp. ....................... 25,081 930,003
21,933,857
Energy Equipment & Services — 1.4%
Archrock, Inc. ...................... 19,852 397,437
Atlas Energy Solutions, Inc. ............. 6,583 128,829
Cactus, Inc. , Class A ................. 8,565 507,819
ChampionX Corp. ................... 49,718 1,403,042
Core Laboratories, Inc. ................ 12,075 228,217
Helix Energy Solutions Group, Inc.
(a)
....... 37,991 351,417
Innovex International, Inc.
(a)
............. 8,635 122,531
Kodiak Gas Services, Inc. .............. 4,376 139,507
Nabors Industries Ltd.
(a)
............... 833 61,983
NOV, Inc. ......................... 64,849 1,005,808
Oceaneering International, Inc.
(a) (b)
........ 26,191 639,060
Patterson-UTI Energy, Inc. ............. 51,907 398,127
ProPetro Holding Corp.
(a)
............... 12,466 86,140
RPC, Inc. ......................... 14,387 81,718
Select Water Solutions, Inc. , Class A ....... 12,656 134,154
TETRA Technologies, Inc.
(a)
............. 22,631 75,814
Tidewater, Inc.
(a)
.................... 7,566 454,490
Transocean Ltd.
(a) (b)
.................. 77,963 338,359
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Valaris Ltd.
(a)
....................... 11,347 $ 574,158
Weatherford International plc ............ 19,192 1,516,168
8,644,778
Entertainment — 1.5%
Atlanta Braves Holdings, Inc. , Class A
(a)
..... 2,722 114,487
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)
12,304 486,131
Cinemark Holdings, Inc.
(a) (b)
............. 12,107 360,183
Endeavor Group Holdings, Inc. , Class A
(b)
... 48,608 1,433,450
IMAX Corp.
(a)
...................... 11,691 284,091
Madison Square Garden Entertainment Corp.
(a)
10,482 437,204
Madison Square Garden Sports Corp.
(a)
..... 2,621 583,697
Roku, Inc. , Class A
(a)
................. 31,525 2,020,122
TKO Group Holdings, Inc. , Class A
(a)
....... 18,501 2,160,362
Warner Music Group Corp. , Class A ....... 35,209 1,125,280
9,005,007
Financial Services — 2.2%
Acacia Research Corp.
(a)
............... 5,379 24,313
Affirm Holdings, Inc. , Class A
(a) (b)
.......... 59,912 2,627,141
AvidXchange Holdings, Inc.
(a)
............ 46,880 386,291
Cass Information Systems, Inc. .......... 1,941 80,280
Euronet Worldwide, Inc.
(a)
.............. 5,963 587,177
EVERTEC, Inc. ..................... 6,103 199,934
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 1,000 183,270
Flywire Corp.
(a)
..................... 25,305 440,813
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 13,265 464,142
I3 Verticals, Inc. , Class A
(a)
.............. 3,771 86,695
International Money Express, Inc.
(a) (b)
....... 4,652 81,829
Marqeta, Inc. , Class A
(a)
............... 40,719 230,470
Merchants Bancorp .................. 3,714 137,195
Radian Group, Inc. ................... 18,640 650,722
Remitly Global, Inc.
(a)
................. 37,645 676,857
Repay Holdings Corp. , Class A
(a) (b)
........ 13,413 106,700
Shift4 Payments, Inc. , Class A
(a) (b)
......... 15,603 1,411,135
Toast, Inc. , Class A
(a)
................. 107,592 3,230,988
Voya Financial, Inc. .................. 9,965 800,190
WEX, Inc.
(a)
........................ 6,566 1,133,292
13,539,434
Food Products — 1.1%
Freshpet, Inc.
(a)
..................... 11,836 1,568,744
Ingredion, Inc. ...................... 5,849 776,513
J & J Snack Foods Corp. ............... 2,290 375,835
John B Sanfilippo & Son, Inc. ............ 1,088 89,771
Lancaster Colony Corp. ............... 5,324 924,246
Mission Produce, Inc.
(a)
................ 8,108 95,674
Pilgrim's Pride Corp.
(a)
................ 6,611 320,237
Post Holdings, Inc.
(a)
.................. 8,217 897,379
Simply Good Foods Co. (The)
(a) (b)
......... 23,592 794,107
Tootsie Roll Industries, Inc. ............. 3,624 105,712
Utz Brands, Inc. , Class A ............... 13,215 227,562
Vital Farms, Inc.
(a)
................... 7,063 244,945
Westrock Coffee Co.
(a) (b)
............... 3,058 20,305
6,441,030
Gas Utilities — 0.1%
Chesapeake Utilities Corp. ............. 2,307 276,356
New Jersey Resources Corp. ............ 7,308 335,364
611,720
Ground Transportation — 0.8%
ArcBest Corp. ...................... 2,846 296,496
FTAI Infrastructure, Inc. ................ 15,881 128,160
Knight-Swift Transportation Holdings, Inc. ... 24,830 1,293,146

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation (continued)
Landstar System, Inc. ................. 4,292 $ 754,405
Lyft, Inc. , Class A
(a)
................... 35,569 461,330
Marten Transport Ltd. ................. 5,201 80,512
RXO, Inc.
(a)
........................ 24,954 703,453
Ryder System, Inc. ................... 5,222 763,874
Werner Enterprises, Inc. ............... 7,933 292,648
4,774,024
Health Care Equipment & Supplies — 3.7%
Alphatec Holdings, Inc.
(a)
............... 26,712 209,689
Artivion, Inc.
(a)
...................... 5,346 140,760
AtriCure, Inc.
(a)
..................... 12,682 420,789
Avanos Medical, Inc.
(a)
................ 3,693 68,985
Axonics, Inc.
(a)
...................... 13,218 929,225
CONMED Corp. ..................... 8,016 547,012
Establishment Labs Holdings, Inc.
(a) (b)
...... 6,376 274,742
Glaukos Corp.
(a)
..................... 13,822 1,827,960
Globus Medical, Inc. , Class A
(a)
.......... 18,281 1,344,385
Haemonetics Corp.
(a) (b)
................ 13,286 945,432
ICU Medical, Inc.
(a)
................... 2,936 501,263
Inari Medical, Inc.
(a)
.................. 13,279 642,704
Inspire Medical Systems, Inc.
(a) (b)
......... 7,719 1,505,514
Integer Holdings Corp.
(a)
............... 6,554 814,335
iRhythm Technologies, Inc.
(a) (b)
........... 8,078 585,170
Lantheus Holdings, Inc.
(a) (b)
............. 17,935 1,969,980
LeMaitre Vascular, Inc. ................ 5,180 457,860
LivaNova plc
(a)
...................... 14,157 730,784
Masimo Corp.
(a)
..................... 7,108 1,023,623
Merit Medical Systems, Inc.
(a)
............ 15,155 1,495,192
Novocure Ltd.
(a)
..................... 13,208 200,497
OrthoPediatrics Corp.
(a)
................ 4,199 111,400
Paragon 28, Inc.
(a) (b)
.................. 9,670 51,251
Penumbra, Inc.
(a)
.................... 9,748 2,231,025
PROCEPT BioRobotics Corp.
(a) (b)
......... 12,038 1,083,420
RxSight, Inc.
(a)
...................... 8,441 427,621
SI-BONE, Inc.
(a)
..................... 10,072 138,994
STAAR Surgical Co.
(a)
................. 9,777 283,435
Tandem Diabetes Care, Inc.
(a)
........... 11,413 358,026
TransMedics Group, Inc.
(a) (b)
............. 8,569 702,401
Treace Medical Concepts, Inc.
(a)
.......... 11,543 53,790
UFP Technologies, Inc.
(a)
............... 1,934 516,378
Varex Imaging Corp.
(a)
................ 3,485 45,758
22,639,400
Health Care Providers & Services — 3.2%
Acadia Healthcare Co., Inc.
(a)
............ 24,005 1,024,773
Accolade, Inc.
(a)
..................... 6,098 19,331
Addus HomeCare Corp.
(a)
.............. 4,603 572,705
Amedisys, Inc.
(a)
.................... 2,452 231,959
Astrana Health, Inc.
(a) (b)
................ 10,423 560,549
BrightSpring Health Services, Inc.
(a)
....... 7,650 114,521
Castle Biosciences, Inc.
(a)
.............. 2,191 75,962
Chemed Corp. ...................... 3,932 2,124,224
CorVel Corp.
(a)
...................... 2,435 725,192
Encompass Health Corp. .............. 26,162 2,602,073
Ensign Group, Inc. (The) ............... 14,781 2,290,907
Guardant Health, Inc.
(a)
................ 30,700 671,716
HealthEquity, Inc.
(a) (b)
................. 22,540 1,921,535
Hims & Hers Health, Inc. , Class A
(a)
........ 41,089 773,706
LifeStance Health Group, Inc.
(a) (b)
......... 10,159 68,167
National HealthCare Corp. .............. 1,848 214,423
National Research Corp. ............... 3,866 70,091
NeoGenomics, Inc.
(a)
................. 16,602 225,621
Option Care Health, Inc.
(a)
.............. 45,572 1,049,979
Owens & Minor, Inc.
(a)
................. 8,419 107,005
Security
Shares
Shares Value
Health Care Providers & Services (continued)
PACS Group, Inc.
(a)
.................. 6,327 $ 270,036
Privia Health Group, Inc.
(a)
.............. 27,998 514,043
Progyny, Inc.
(a)
...................... 21,968 330,618
R1 RCM, Inc.
(a)
..................... 40,473 577,145
RadNet, Inc.
(a)
...................... 17,165 1,116,412
Select Medical Holdings Corp. ........... 13,090 419,927
Surgery Partners, Inc.
(a)
............... 19,830 571,104
Talkspace, Inc.
(a)
.................... 30,387 95,111
US Physical Therapy, Inc. .............. 2,198 176,236
19,515,071
Health Care REITs — 0.2%
Community Healthcare Trust, Inc. ......... 4,118 77,254
Global Medical REIT, Inc. .............. 8,882 80,737
National Health Investors, Inc. ........... 11,472 879,329
Universal Health Realty Income Trust ...... 1,535 60,724
1,098,044
Health Care Technology — 0.5%
Certara, Inc.
(a) (b)
..................... 28,691 292,648
Definitive Healthcare Corp. , Class A
(a)
...... 4,487 18,621
Doximity, Inc. , Class A
(a) (b)
.............. 32,349 1,350,247
Evolent Health, Inc. , Class A
(a) (b)
.......... 30,095 702,718
GoodRx Holdings, Inc. , Class A
(a) (b)
........ 9,352 57,234
HealthStream, Inc. ................... 6,784 198,330
Phreesia, Inc.
(a)
..................... 14,538 265,900
Schrodinger, Inc.
(a) (b)
.................. 8,826 155,294
Simulations Plus, Inc. ................. 4,224 114,978
Teladoc Health, Inc.
(a)
................. 17,411 156,699
3,312,669
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc. ............. 59,917 884,974
Pebblebrook Hotel Trust ............... 11,293 135,290
RLJ Lodging Trust ................... 23,662 209,409
Ryman Hospitality Properties, Inc. ........ 15,275 1,635,189
Sunstone Hotel Investors, Inc. ........... 53,731 542,146
Xenia Hotels & Resorts, Inc. ............ 26,539 376,057
3,783,065
Hotels, Restaurants & Leisure — 4.2%
Aramark .......................... 67,835 2,566,198
BJ's Restaurants, Inc.
(a) (b)
.............. 4,944 183,373
Bowlero Corp. , Class A
(b)
............... 3,086 32,002
Caesars Entertainment, Inc.
(a)
........... 20,561 823,468
Cava Group, Inc.
(a)
................... 18,568 2,479,942
Choice Hotels International, Inc.
(b)
......... 7,317 1,020,795
Dutch Bros, Inc. , Class A
(a) (b)
............ 20,603 682,371
Everi Holdings, Inc.
(a)
................. 7,938 105,814
First Watch Restaurant Group, Inc.
(a) (b)
...... 8,138 138,305
Golden Entertainment, Inc. ............. 1,711 50,261
Hilton Grand Vacations, Inc.
(a) (b)
.......... 8,084 298,138
Hyatt Hotels Corp. , Class A ............. 8,221 1,195,744
Krispy Kreme, Inc. ................... 20,755 235,984
Kura Sushi USA, Inc. , Class A
(a) (b)
......... 1,427 142,443
Life Time Group Holdings, Inc.
(a)
.......... 15,704 349,885
Light & Wonder, Inc. , Class A
(a)
........... 23,669 2,219,679
Monarch Casino & Resort, Inc. ........... 3,471 272,508
Norwegian Cruise Line Holdings Ltd.
(a)
...... 111,284 2,819,937
Papa John's International, Inc. ........... 5,888 308,472
Planet Fitness, Inc. , Class A
(a)
........... 22,818 1,791,669
Portillo's, Inc. , Class A
(a) (b)
.............. 10,775 139,321
Red Rock Resorts, Inc. , Class A .......... 8,883 457,119
Rush Street Interactive, Inc. , Class A
(a)
..... 12,817 138,680
Shake Shack, Inc. , Class A
(a)
............ 9,853 1,198,815
Sweetgreen, Inc. , Class A
(a)
............. 22,144 799,398

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Target Hospitality Corp.
(a)
.............. 6,536 $ 48,759
Texas Roadhouse, Inc. ................ 17,489 3,342,498
Vail Resorts, Inc. .................... 5,506 912,289
Wendy's Co. (The) ................... 22,573 431,370
Wyndham Hotels & Resorts, Inc. ......... 6,207 548,202
25,733,439
Household Durables — 1.0%
Cavco Industries, Inc.
(a) (b)
............... 2,076 850,735
Century Communities, Inc. ............. 2,609 231,314
Champion Homes, Inc.
(a)
............... 14,919 1,316,303
Installed Building Products, Inc. .......... 6,274 1,360,831
Legacy Housing Corp.
(a) (b)
.............. 977 24,230
Sonos, Inc.
(a) (b)
...................... 30,363 380,448
Tempur Sealy International, Inc. .......... 32,963 1,579,257
Vizio Holding Corp. , Class A
(a)
........... 9,426 104,911
5,848,029
Household Products — 0.3%
Reynolds Consumer Products, Inc. ........ 5,630 151,728
Spectrum Brands Holdings, Inc. .......... 7,134 639,349
WD-40 Co. ........................ 3,527 924,321
1,715,398
Independent Power and Renewable Electricity Producers — 0.3%
Altus Power, Inc. , Class A
(a)
............. 19,445 66,891
Clearway Energy, Inc. , Class A ........... 5,037 134,185
Clearway Energy, Inc. , Class C .......... 11,916 338,176
Montauk Renewables, Inc.
(a) (b)
........... 17,593 97,289
Ormat Technologies, Inc. ............... 13,989 1,105,411
Sunnova Energy International, Inc.
(a) (b)
...... 9,597 58,254
1,800,206
Industrial REITs — 1.5%
Americold Realty Trust, Inc. ............. 37,633 966,416
EastGroup Properties, Inc. ............. 12,580 2,154,702
First Industrial Realty Trust, Inc. .......... 32,694 1,716,108
Innovative Industrial Properties, Inc. ....... 3,762 486,013
Plymouth Industrial REIT, Inc. ........... 4,013 81,544
Rexford Industrial Realty, Inc. ........... 36,860 1,580,925
STAG Industrial, Inc. ................. 19,993 745,339
Terreno Realty Corp. ................. 24,712 1,481,485
9,212,532
Insurance — 2.4%
Ambac Financial Group, Inc.
(a)
........... 5,323 60,203
Assured Guaranty Ltd. ................ 9,433 787,278
Baldwin Insurance Group, Inc. (The) , Class A
(a)
17,307 800,622
Employers Holdings, Inc. ............... 1,944 94,712
Goosehead Insurance, Inc. , Class A
(a) (b)
..... 6,128 667,339
Hamilton Insurance Group Ltd. , Class B
(a)
... 2,348 40,902
Hanover Insurance Group, Inc. (The) ...... 5,046 748,473
Kinsale Capital Group, Inc.
(b)
............ 5,806 2,485,607
Lemonade, Inc.
(a) (b)
................... 7,033 167,174
Mercury General Corp. ................ 3,602 243,603
Oscar Health, Inc. , Class A
(a)
............ 44,359 745,231
Palomar Holdings, Inc.
(a)
............... 6,227 558,998
Primerica, Inc. ...................... 5,420 1,500,310
ProAssurance Corp.
(a)
................. 5,481 81,612
RLI Corp. ......................... 10,771 1,679,953
Root, Inc. , Class A
(a) (b)
................. 1,217 83,231
Ryan Specialty Holdings, Inc. , Class A ...... 26,034 1,714,860
Safety Insurance Group, Inc. ............ 1,767 138,294
Selective Insurance Group, Inc. .......... 4,899 444,927
Skyward Specialty Insurance Group, Inc.
(a) (b)
.. 2,728 120,605
Tiptree, Inc. ....................... 3,829 78,150
Trupanion, Inc.
(a)
.................... 6,109 334,651
Security
Shares
Shares Value
Insurance (continued)
White Mountains Insurance Group Ltd.
(b)
.... 461 $ 828,482
14,405,217
Interactive Media & Services — 1.1%
(a)
Bumble, Inc. , Class A
(b)
................ 14,665 103,828
Cargurus, Inc. , Class A ................ 22,393 694,631
Cars.com, Inc. ...................... 6,267 100,209
EverQuote, Inc. , Class A ............... 2,193 39,430
IAC, Inc. .......................... 5,833 279,693
Match Group, Inc. ................... 69,462 2,502,716
MediaAlpha, Inc. , Class A .............. 4,106 70,336
QuinStreet, Inc. ..................... 13,635 286,335
Reddit, Inc. , Class A .................. 6,632 791,198
Rumble, Inc. , Class A
(b)
................ 21,545 125,823
Taboola.com Ltd. .................... 24,832 82,442
TripAdvisor, Inc. ..................... 28,701 460,364
Vimeo, Inc. ........................ 39,852 190,094
Yelp, Inc. ......................... 9,681 330,509
ZipRecruiter, Inc. , Class A
(b)
............. 16,940 157,034
ZoomInfo Technologies, Inc. ............ 45,925 507,471
6,722,113
IT Services — 0.2%
ASGN, Inc.
(a)
....................... 4,092 376,873
Couchbase, Inc.
(a)
................... 9,347 150,206
DigitalOcean Holdings, Inc.
(a)
............ 8,804 348,462
Fastly, Inc. , Class A
(a)
................. 23,555 170,303
Grid Dynamics Holdings, Inc. , Class A
(a)
..... 15,547 247,508
Hackett Group, Inc. (The) .............. 4,326 105,209
1,398,561
Leisure Products — 0.5%
Acushnet Holdings Corp. ............... 3,481 213,385
Brunswick Corp. .................... 7,300 582,102
Hasbro, Inc. ....................... 13,349 876,095
Mattel, Inc.
(a) (b)
...................... 34,205 697,098
Smith & Wesson Brands, Inc. ............ 6,526 84,544
Topgolf Callaway Brands Corp.
(a)
......... 37,408 363,232
YETI Holdings, Inc.
(a)
................. 13,794 485,687
3,302,143
Life Sciences Tools & Services — 0.7%
10X Genomics, Inc. , Class A
(a)
........... 15,854 254,140
Azenta, Inc.
(a) (b)
..................... 11,804 485,026
BioLife Solutions, Inc.
(a)
................ 7,283 170,422
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
..... 2,004 717,813
CryoPort, Inc.
(a) (b)
.................... 4,089 27,233
Fortrea Holdings, Inc.
(a)
................ 12,964 218,054
Maravai LifeSciences Holdings, Inc. , Class A
(a)
29,011 214,971
Mesa Laboratories, Inc. ............... 615 70,135
OmniAb, Inc.
(a)
...................... 8,258 33,775
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
..... 1,386 —
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
..... 1,386 —
Quanterix Corp.
(a)
.................... 4,786 63,247
Repligen Corp.
(a)
.................... 13,726 1,842,990
Sotera Health Co.
(a)
.................. 18,632 291,963
Standard BioTools, Inc.
(a)
............... 80,912 158,588
4,548,357
Machinery — 5.0%
Alamo Group, Inc. ................... 2,602 441,143
Albany International Corp. , Class A ........ 5,380 365,410
Allison Transmission Holdings, Inc. ........ 8,870 947,848
Chart Industries, Inc.
(a) (b)
............... 11,224 1,354,961
Columbus McKinnon Corp. ............. 4,533 144,195
Crane Co. ......................... 8,889 1,398,062
Donaldson Co., Inc. .................. 31,570 2,309,661

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Douglas Dynamics, Inc. ............... 2,291 $ 51,891
Energy Recovery, Inc.
(a)
............... 14,993 267,775
Enerpac Tool Group Corp. , Class A
(b)
....... 14,187 625,930
Enpro, Inc. ........................ 3,862 562,346
Esab Corp.
(b)
....................... 10,708 1,317,512
Federal Signal Corp. ................. 16,032 1,307,730
Flowserve Corp. .................... 20,699 1,089,595
Franklin Electric Co., Inc. .............. 10,515 1,006,391
Gorman-Rupp Co. (The) ............... 5,351 197,719
Helios Technologies, Inc. ............... 3,649 168,328
Hillenbrand, Inc. .................... 6,413 176,678
ITT, Inc. .......................... 21,492 3,011,459
John Bean Technologies Corp.
(b)
.......... 5,258 585,846
Kadant, Inc.
(b)
...................... 3,052 1,016,499
Lindsay Corp. ...................... 2,900 347,130
Middleby Corp. (The)
(a)
................ 6,421 832,804
Miller Industries, Inc. ................. 1,597 104,827
Mueller Industries, Inc.
(b)
............... 14,447 1,184,221
Mueller Water Products, Inc. , Class A ...... 28,694 619,503
Nikola Corp.
(a) (b)
..................... 4,677 18,381
Omega Flex, Inc. .................... 933 47,695
Oshkosh Corp. ..................... 5,504 562,729
Proto Labs, Inc.
(a)
.................... 3,431 94,009
RBC Bearings, Inc.
(a)
................. 7,494 2,100,943
SPX Technologies, Inc.
(a)
............... 12,130 1,740,534
Standex International Corp. ............. 1,946 357,831
Symbotic, Inc. , Class A
(a) (b)
.............. 6,433 178,773
Tennant Co. ....................... 3,177 278,178
Timken Co. (The) .................... 9,269 769,327
Toro Co. (The) ...................... 15,764 1,268,687
Trinity Industries, Inc. ................. 12,052 413,143
Wabash National Corp. ................ 6,197 108,076
Watts Water Technologies, Inc. , Class A ..... 7,152 1,363,100
30,736,870
Marine Transportation — 0.3%
Kirby Corp.
(a)
....................... 10,061 1,154,600
Matson, Inc. ....................... 3,192 494,409
1,649,009
Media — 0.8%
Boston Omaha Corp. , Class A
(a) (b)
......... 6,192 91,394
Cardlytics, Inc.
(a) (b)
................... 4,830 20,817
Integral Ad Science Holding Corp.
(a)
....... 18,727 221,728
Liberty Broadband Corp. , Class A
(a)
........ 2,752 220,793
Liberty Broadband Corp. , Class C, NVS
(a)
... 16,955 1,370,303
Magnite, Inc.
(a)
...................... 18,453 230,294
New York Times Co. (The) , Class A ........ 40,849 2,281,008
PubMatic, Inc. , Class A
(a)
............... 11,095 163,152
TechTarget, Inc.
(a)
.................... 2,619 75,807
4,675,296
Metals & Mining — 1.5%
Alpha Metallurgical Resources, Inc. ....... 1,032 214,966
ATI, Inc.
(a)
......................... 32,626 1,719,716
Carpenter Technology Corp. ............ 12,899 1,928,400
Century Aluminum Co.
(a)
............... 13,338 235,416
Cleveland-Cliffs, Inc.
(a) (b)
............... 77,088 1,000,602
Coeur Mining, Inc.
(a)
.................. 53,222 342,750
Haynes International, Inc. .............. 3,231 195,023
Hecla Mining Co. .................... 59,697 387,434
Ivanhoe Electric, Inc.
(a) (b)
............... 11,767 119,435
Materion Corp. ..................... 5,406 549,412
McEwen Mining, Inc.
(a) (b)
............... 10,714 101,890
Metallus, Inc.
(a)
..................... 4,158 58,586
MP Materials Corp. , Class A
(a) (b)
.......... 24,905 448,041
Security
Shares
Shares Value
Metals & Mining (continued)
Royal Gold, Inc. ..................... 9,771 $ 1,427,152
Worthington Steel, Inc. ................ 3,478 132,999
8,861,822
Office REITs — 0.1%
COPT Defense Properties .............. 15,697 505,443
Oil, Gas & Consumable Fuels — 0.5%
Antero Midstream Corp. ............... 30,031 431,545
Centrus Energy Corp. , Class A
(a) (b)
........ 2,170 225,268
Clean Energy Fuels Corp.
(a) (b)
............ 11,204 31,707
CNX Resources Corp.
(a) (b)
.............. 14,493 493,197
CONSOL Energy, Inc. ................. 2,119 235,040
Green Plains, Inc.
(a)
.................. 15,047 184,025
HighPeak Energy, Inc.
(b)
............... 1,497 19,162
New Fortress Energy, Inc. , Class A
(b)
....... 28,983 243,747
NextDecade Corp.
(a)
.................. 7,236 42,258
REX American Resources Corp.
(a)
........ 2,339 104,623
Riley Exploration Permian, Inc. ........... 911 24,333
Talos Energy, Inc.
(a)
.................. 14,644 149,662
Uranium Energy Corp.
(a) (b)
.............. 98,279 729,230
2,913,797
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................ 6,685 661,147
Passenger Airlines — 0.2%
(a)
Frontier Group Holdings, Inc.
(b)
........... 13,556 82,421
Joby Aviation, Inc. , Class A
(b)
............ 41,872 200,986
SkyWest, Inc. ...................... 6,261 596,047
Sun Country Airlines Holdings, Inc. ........ 4,368 61,370
940,824
Personal Care Products — 0.7%
BellRing Brands, Inc.
(a)
................ 34,148 2,247,963
elf Beauty, Inc.
(a)
.................... 13,915 1,464,554
Interparfums, Inc. .................... 4,708 569,997
4,282,514
Pharmaceuticals — 1.7%
(a)
Amphastar Pharmaceuticals, Inc. ......... 9,945 502,521
ANI Pharmaceuticals, Inc. .............. 4,681 267,964
Arvinas, Inc.
(b)
...................... 7,509 198,463
Avadel Pharmaceuticals plc ............. 24,381 377,174
Axsome Therapeutics, Inc. ............. 10,355 921,906
Cassava Sciences, Inc.
(b)
.............. 6,988 180,325
Catalent, Inc. ...................... 47,203 2,766,096
Corcept Therapeutics, Inc.
(b)
............ 14,329 701,691
Evolus, Inc. ........................ 12,873 210,087
EyePoint Pharmaceuticals, Inc. .......... 9,528 112,049
Harmony Biosciences Holdings, Inc.
(b)
...... 8,385 269,410
Intra-Cellular Therapies, Inc. ............ 25,571 2,167,142
Ligand Pharmaceuticals, Inc. ............ 2,744 290,041
Liquidia Corp. ...................... 11,974 129,918
Longboard Pharmaceuticals, Inc. ......... 3,031 181,011
Pacira BioSciences, Inc. ............... 6,475 107,485
Pliant Therapeutics, Inc.
(b)
.............. 3,819 53,733
Prestige Consumer Healthcare, Inc.
(b)
...... 5,093 375,609
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 157,754 )
(e)
..................... 15,053 14,086
Tarsus Pharmaceuticals, Inc.
(b)
........... 4,724 210,171
Tilray Brands, Inc. , Class 2
(b)
............ 119,155 195,414
WaVe Life Sciences Ltd. ............... 24,449 335,196
10,567,492

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services — 3.6%
Alight, Inc. , Class A
(a) (b)
................ 41,402 $ 286,916
Barrett Business Services, Inc. ........... 4,409 159,562
CACI International, Inc. , Class A
(a)
........ 3,987 2,203,057
CBIZ, Inc.
(a)
........................ 12,391 854,112
Clarivate plc
(a)
...................... 31,924 210,698
CRA International, Inc. ................ 1,737 316,377
ExlService Holdings, Inc.
(a)
............. 42,401 1,766,850
Exponent, Inc. ...................... 13,271 1,252,517
First Advantage Corp.
(a)
................ 4,918 89,114
Franklin Covey Co.
(a)
................. 3,171 126,237
FTI Consulting, Inc.
(a)
................. 9,278 1,809,952
Heidrick & Struggles International, Inc. ..... 2,270 88,666
Huron Consulting Group, Inc.
(a)
........... 4,704 544,394
ICF International, Inc. ................. 4,928 830,811
Insperity, Inc. ....................... 9,382 739,020
KBR, Inc. ......................... 35,405 2,372,489
Kforce, Inc. ........................ 2,669 154,241
Korn Ferry ........................ 7,183 507,479
Legalzoom.com, Inc.
(a)
................ 30,645 220,031
Maximus, Inc. ...................... 5,788 500,315
NV5 Global, Inc.
(a)
................... 9,369 214,082
Parsons Corp.
(a)
..................... 5,447 589,147
Paycor HCM, Inc.
(a) (b)
................. 21,555 325,265
Paylocity Holding Corp.
(a)
.............. 11,433 2,110,189
Robert Half, Inc. .................... 17,663 1,203,027
Science Applications International Corp. .... 5,440 784,938
Sterling Check Corp.
(a)
................ 2,794 46,772
TriNet Group, Inc. ................... 2,830 240,239
UL Solutions, Inc. , Class A .............. 5,264 273,517
Upwork, Inc.
(a)
...................... 10,806 146,529
Verra Mobility Corp. , Class A
(a)
........... 43,647 1,133,513
22,100,056
Real Estate Management & Development — 0.4%
eXp World Holdings, Inc.
(b)
.............. 20,890 278,255
Forestar Group, Inc.
(a)
................. 2,071 65,381
FRP Holdings, Inc.
(a)
.................. 2,146 62,234
Howard Hughes Holdings, Inc.
(a)
.......... 4,335 329,633
Jones Lang LaSalle, Inc.
(a)
.............. 4,225 1,144,806
Marcus & Millichap, Inc. ............... 2,613 98,876
St. Joe Co. (The) .................... 10,037 518,913
2,498,098
Residential REITs — 0.2%
Apartment Investment & Management Co. ,
Class A
(a)
....................... 14,977 126,406
Independence Realty Trust, Inc. .......... 31,904 625,957
NexPoint Residential Trust, Inc. .......... 2,453 102,167
UMH Properties, Inc. ................. 9,763 182,080
Veris Residential, Inc. ................. 9,808 161,538
1,198,148
Retail REITs — 1.3%
Acadia Realty Trust .................. 7,760 190,042
Agree Realty Corp. .................. 10,475 777,769
Brixmor Property Group, Inc. ............ 28,887 778,505
Federal Realty Investment Trust .......... 11,342 1,257,147
Getty Realty Corp. ................... 4,386 137,677
InvenTrust Properties Corp. ............. 7,400 217,930
Kite Realty Group Trust ................ 57,517 1,476,461
NETSTREIT Corp. ................... 11,312 175,336
NNN REIT, Inc. ..................... 21,950 953,508
Phillips Edison & Co., Inc. .............. 23,226 878,175
Retail Opportunity Investments Corp. ...... 10,476 162,378
SITE Centers Corp. .................. 5,161 82,318
Tanger, Inc. ........................ 17,037 566,140
Security
Shares
Shares Value
Retail REITs (continued)
Urban Edge Properties ................ 19,290 $ 429,010
Whitestone REIT .................... 5,980 82,404
8,164,800
Semiconductors & Semiconductor Equipment — 3.7%
Allegro MicroSystems, Inc.
(a)
............ 32,272 672,549
Alpha & Omega Semiconductor Ltd.
(a)
...... 3,485 115,144
Ambarella, Inc.
(a)
.................... 4,190 235,436
Amkor Technology, Inc. ................ 16,151 411,043
Axcelis Technologies, Inc.
(a)
............. 8,476 723,088
Cirrus Logic, Inc.
(a)
................... 4,917 539,985
Cohu, Inc.
(a)
....................... 12,634 314,839
Credo Technology Group Holding Ltd.
(a)
..... 34,999 1,319,462
Diodes, Inc.
(a) (b)
..................... 4,331 253,277
FormFactor, Inc.
(a)
................... 20,313 771,488
Ichor Holdings Ltd.
(a)
.................. 8,685 236,753
Impinj, Inc.
(a)
....................... 5,887 1,118,471
indie Semiconductor, Inc. , Class A
(a) (b)
...... 40,340 133,525
Kulicke & Soffa Industries, Inc. ........... 13,999 627,995
Lattice Semiconductor Corp.
(a)
........... 36,072 1,827,408
MACOM Technology Solutions Holdings, Inc.
(a)
14,983 1,684,089
MaxLinear, Inc.
(a)
.................... 9,400 121,918
MKS Instruments, Inc. ................ 6,133 609,191
Navitas Semiconductor Corp.
(a) (b)
......... 31,860 78,694
Onto Innovation, Inc.
(a)
................ 12,897 2,557,862
PDF Solutions, Inc.
(a)
................. 8,084 228,939
Power Integrations, Inc. ............... 6,136 370,799
Rambus, Inc.
(a)
..................... 28,043 1,341,016
Semtech Corp.
(a)
.................... 19,673 869,350
Silicon Laboratories, Inc.
(a) (b)
............. 8,314 863,492
SiTime Corp.
(a) (b)
.................... 4,823 815,135
SolarEdge Technologies, Inc.
(a) (b)
......... 5,364 91,510
Synaptics, Inc.
(a)
.................... 6,741 462,905
Ultra Clean Holdings, Inc.
(a)
............. 11,663 390,127
Universal Display Corp. ............... 12,391 2,234,345
Veeco Instruments, Inc.
(a)
.............. 11,065 318,451
Wolfspeed, Inc.
(a) (b)
................... 10,897 145,039
22,483,325
Software — 10.1%
A10 Networks, Inc. ................... 18,894 276,797
ACI Worldwide, Inc.
(a)
................. 20,870 1,026,804
Agilysys, Inc.
(a)
..................... 6,040 604,242
Alarm.com Holdings, Inc.
(a)
............. 12,972 691,797
Alkami Technology, Inc.
(a)
.............. 12,417 454,586
Altair Engineering, Inc. , Class A
(a) (b)
........ 14,897 1,549,139
Amplitude, Inc. , Class A
(a) (b)
............. 19,674 176,869
Appfolio, Inc. , Class A
(a)
............... 5,677 1,180,078
Appian Corp. , Class A
(a)
............... 9,002 321,822
Asana, Inc. , Class A
(a)
................. 23,433 279,790
AvePoint, Inc. , Class A
(a)
............... 24,698 299,834
BILL Holdings, Inc.
(a)
.................. 25,853 1,508,781
Blackbaud, Inc.
(a)
.................... 5,137 387,895
BlackLine, Inc.
(a)
.................... 13,282 735,424
Blend Labs, Inc. , Class A
(a) (b)
............ 46,063 167,209
Box, Inc. , Class A
(a)
.................. 38,192 1,212,978
Braze, Inc. , Class A
(a) (b)
................ 15,756 495,684
C3.ai, Inc. , Class A
(a) (b)
................ 29,036 715,157
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
... 86,008 895,343
Cleanspark, Inc.
(a) (b)
.................. 57,634 611,497
Clear Secure, Inc. , Class A ............. 20,770 763,921
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 34,893 911,056
CommVault Systems, Inc.
(a)
............. 11,521 1,799,465
Confluent, Inc. , Class A
(a) (b)
............. 59,900 1,567,583
Dolby Laboratories, Inc. , Class A ......... 15,632 1,139,573

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
DoubleVerify Holdings, Inc.
(a)
............ 38,120 $ 649,946
Dropbox, Inc. , Class A
(a)
............... 26,813 693,116
E2open Parent Holdings, Inc. , Class A
(a) (b)
... 31,290 91,680
Elastic NV
(a)
....................... 22,472 1,802,929
Enfusion, Inc. , Class A
(a)
............... 5,726 51,019
Envestnet, Inc.
(a)
.................... 7,641 479,702
EverCommerce, Inc.
(a)
................ 5,553 58,418
Five9, Inc.
(a)
....................... 19,318 570,461
Freshworks, Inc. , Class A
(a)
............. 48,616 568,807
Gitlab, Inc. , Class A
(a)
................. 30,419 1,635,021
Guidewire Software, Inc.
(a) (b)
............. 21,894 4,077,976
HashiCorp, Inc. , Class A
(a)
.............. 39,280 1,330,021
Hut 8 Corp.
(a) (b)
..................... 10,733 169,474
Informatica, Inc. , Class A
(a)
............. 13,915 379,880
Instructure Holdings, Inc.
(a) (b)
............ 5,709 134,390
Intapp, Inc.
(a)
....................... 11,302 567,021
InterDigital, Inc. ..................... 6,592 991,700
Jamf Holding Corp.
(a)
................. 14,569 242,428
JFrog Ltd.
(a) (b)
...................... 20,485 597,752
Klaviyo, Inc. , Class A
(a) (b)
............... 9,568 363,871
LiveRamp Holdings, Inc.
(a)
.............. 12,012 300,660
MARA Holdings, Inc.
(a) (b)
............... 70,455 1,181,530
Matterport, Inc. , Class A
(a)
.............. 44,686 203,768
Meridianlink, Inc.
(a)
................... 6,647 145,968
Mitek Systems, Inc.
(a) (b)
................ 7,850 67,431
N-able, Inc.
(a)
....................... 19,002 232,394
nCino, Inc.
(a) (b)
...................... 20,018 746,671
NextNav, Inc.
(a)
..................... 9,495 110,332
Olo, Inc. , Class A
(a)
................... 17,234 86,342
Pagaya Technologies Ltd. , Class A
(a) (b)
...... 4,364 50,273
PagerDuty, Inc.
(a)
.................... 24,302 438,894
Pegasystems, Inc. ................... 10,915 867,088
PROS Holdings, Inc.
(a)
................ 11,769 233,026
Q2 Holdings, Inc.
(a)
................... 15,335 1,298,261
Qualys, Inc.
(a)
...................... 9,654 1,151,143
Rapid7, Inc.
(a)
...................... 16,329 660,018
RingCentral, Inc. , Class A
(a) (b)
............ 8,804 317,032
Riot Platforms, Inc.
(a) (b)
................ 74,870 691,799
Rubrik, Inc. , Class A
(a)
................. 6,279 259,072
Samsara, Inc. , Class A
(a) (b)
.............. 51,379 2,455,402
SEMrush Holdings, Inc. , Class A
(a)
........ 3,439 45,085
SentinelOne, Inc. , Class A
(a) (b)
........... 71,133 1,834,520
Smartsheet, Inc. , Class A
(a)
............. 36,173 2,040,881
SolarWinds Corp. ................... 7,217 94,398
Sprinklr, Inc. , Class A
(a) (b)
............... 31,553 234,439
Sprout Social, Inc. , Class A
(a)
............ 12,941 342,807
SPS Commerce, Inc.
(a)
................ 9,621 1,587,465
Tenable Holdings, Inc.
(a)
............... 31,241 1,237,456
Teradata Corp.
(a)
.................... 15,895 512,296
Terawulf, Inc.
(a)
..................... 77,598 505,939
UiPath, Inc. , Class A
(a)
................ 116,495 1,439,878
Varonis Systems, Inc.
(a) (b)
............... 29,242 1,472,920
Vertex, Inc. , Class A
(a)
................. 13,139 545,400
Weave Communications, Inc.
(a)
.......... 9,714 136,190
Workiva, Inc. , Class A
(a)
................ 13,356 1,065,275
Yext, Inc.
(a)
........................ 30,151 218,293
Zeta Global Holdings Corp. , Class A
(a)
...... 47,990 1,328,363
Zuora, Inc. , Class A
(a)
................. 36,573 362,073
61,729,718
Specialized REITs — 1.0%
CubeSmart ........................ 58,743 2,810,265
Farmland Partners, Inc. ............... 6,956 81,455
Four Corners Property Trust, Inc. ......... 7,319 201,712
Lamar Advertising Co. , Class A .......... 10,170 1,342,440
Security
Shares
Shares Value
Specialized REITs (continued)
National Storage Affiliates Trust .......... 8,143 $ 343,227
Outfront Media, Inc. .................. 15,314 271,977
PotlatchDeltic Corp. .................. 7,867 327,031
Rayonier, Inc. ...................... 18,788 586,749
Safehold, Inc. ...................... 6,871 146,215
6,111,071
Specialty Retail — 2.7%
Abercrombie & Fitch Co. , Class A
(a)
........ 13,071 1,722,627
Advance Auto Parts, Inc. ............... 6,933 247,439
American Eagle Outfitters, Inc. ........... 28,358 555,533
Arhaus, Inc. , Class A ................. 5,945 50,414
Arko Corp. ........................ 5,518 36,695
Beyond, Inc.
(a)
...................... 3,454 22,140
Boot Barn Holdings, Inc.
(a)
.............. 4,481 558,108
Camping World Holdings, Inc. , Class A ..... 6,003 120,420
Carvana Co. , Class A
(a)
................ 14,320 3,541,479
Chewy, Inc. , Class A
(a)
................ 40,007 1,078,989
Five Below, Inc.
(a)
.................... 14,306 1,356,066
GameStop Corp. , Class A
(a)
............. 34,300 760,774
Gap, Inc. (The) ..................... 33,641 698,723
Guess?, Inc. ....................... 4,033 68,521
Leslie's, Inc.
(a)
...................... 17,401 46,809
Murphy USA, Inc. ................... 5,246 2,562,409
National Vision Holdings, Inc.
(a)
.......... 7,309 76,014
Revolve Group, Inc. , Class A
(a) (b)
.......... 10,038 249,143
RH
(a)
............................ 2,422 770,317
Shoe Carnival, Inc. ................... 1,696 58,122
Urban Outfitters, Inc.
(a)
................ 6,527 234,646
Valvoline, Inc.
(a)
..................... 34,065 1,372,138
Warby Parker, Inc. , Class A
(a) (b)
........... 15,922 269,559
Winmark Corp. ..................... 753 280,786
16,737,871
Technology Hardware, Storage & Peripherals — 0.1%
IonQ, Inc.
(a) (b)
....................... 50,017 751,756
Textiles, Apparel & Luxury Goods — 0.8%
Columbia Sportswear Co. .............. 3,540 284,864
Crocs, Inc.
(a)
....................... 4,490 484,112
Figs, Inc. , Class A
(a) (b)
................. 20,412 127,575
Ralph Lauren Corp. , Class A ............ 6,801 1,346,122
Skechers USA, Inc. , Class A
(a)
........... 35,038 2,153,435
Steven Madden Ltd. .................. 5,805 261,051
4,657,159
Trading Companies & Distributors — 1.9%
Air Lease Corp. , Class A ............... 13,468 597,306
Applied Industrial Technologies, Inc. ....... 10,133 2,346,701
BlueLinx Holdings, Inc.
(a)
............... 884 96,763
Custom Truck One Source, Inc.
(a) (b)
........ 6,715 27,464
Distribution Solutions Group, Inc.
(a)
........ 2,605 100,292
DNOW, Inc.
(a)
...................... 15,143 179,142
DXP Enterprises, Inc.
(a)
................ 2,121 104,099
FTAI Aviation Ltd. .................... 26,116 3,511,035
GATX Corp. ....................... 3,847 529,963
Global Industrial Co. .................. 2,608 69,190
H&E Equipment Services, Inc. ........... 4,543 237,372
Herc Holdings, Inc. ................... 3,591 751,022
McGrath RentCorp ................... 6,386 726,088
MSC Industrial Direct Co., Inc. , Class A ..... 5,209 411,876
Rush Enterprises, Inc. , Class A .......... 9,499 537,453
Rush Enterprises, Inc. , Class B .......... 1,224 59,438
SiteOne Landscape Supply, Inc.
(a) (b)
........ 7,141 997,883
Titan Machinery, Inc.
(a)
................ 2,050 28,136

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Transcat, Inc.
(a)
..................... 2,347 $ 224,303
11,535,526
Water Utilities — 0.3%
American States Water Co. ............. 9,682 798,378
California Water Service Group .......... 7,412 385,128
Middlesex Water Co. ................. 2,126 130,090
SJW Group ........................ 2,434 135,476
York Water Co. (The) ................. 3,732 131,254
1,580,326
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a)
....................... 12,574 82,360
Total Common Stocks — 99 .9%
(Cost: $ 512,593,981 ) .............................. 609,363,742
Rights
Biotechnology — 0.0%
Inhibrx, Inc., CVR
(a) (d)
................. 4,215 4,721
Total Rights — 0.0%
(Cost: $ 2,729 ) .................................. 4,721
Total Long-Term Investments — 99.9%
(Cost: $ 512,596,710 ) .............................. 609,368,463
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 12.0%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(h)
.................. 72,177,017 $ 72,227,541
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83% ................... 1,208,047 1,208,047
Total Short-Term Securities — 12 .0%
(Cost: $ 73,380,822 ) ............................... 73,435,588
Total Investments — 111 .9%
(Cost: $ 585,977,532 ) .............................. 682,804,051
Liabilities in Excess of Other Assets — (11.9) % ............ (72,497,265)
Net Assets — 100.0% ...............................
$ 610,306,786
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $14,086, representing less than 0.05% of its net assets as of period end, and an original cost of $157,754.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 72,386,907 $ — $ (187,813)
(a)
$ 700 $ 27,747 $ 72,227,541 72,177,017 $ 205,197
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 651,228 556,819
(a)
— — — 1,208,047 1,208,047 26,377 —
$ 700 $ 27,747 $ 73,435,588 $ 231,574 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 7 12/20/24 $ 773 $ (33,434)

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Small-Cap Growth ETF
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 33,434 $ — $ — $ — $ 33,434
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 10,974 $ — $ — $ — $ 10,974
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 5,209 $ — $ — $ — $ 5,209
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 386,505
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 609,349,656 $ 14,086 $ — $ 609,363,742
Rights ................................................ — — 4,721 4,721
Short-Term Securities
Money Market Funds ...................................... 73,435,588 — — 73,435,588
$ 682,785,244 $ 14,086 $ 4,721 $ 682,804,051
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (33,434) $ — $ — $ (33,434)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited)
October 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.5%
AAR Corp.
(a)
....................... 3,500 $ 205,450
Archer Aviation, Inc. , Class A
(a) (b)
.......... 16,419 51,720
Astronics Corp.
(a)
.................... 3,103 53,961
Leonardo DRS, Inc.
(a)
................. 6,296 189,321
Mercury Systems, Inc.
(a)
............... 10,230 330,940
Moog, Inc. , Class A .................. 1,478 278,751
National Presto Industries, Inc. ........... 792 56,969
Rocket Lab USA, Inc.
(a) (b)
............... 24,275 259,742
Spirit AeroSystems Holdings, Inc. , Class A
(a)
.. 8,423 272,652
Triumph Group, Inc.
(a)
................. 9,126 126,304
V2X, Inc.
(a)
........................ 2,385 146,916
1,972,726
Air Freight & Logistics — 0.9%
Air Transport Services Group, Inc.
(a)
....... 5,986 103,199
CH Robinson Worldwide, Inc. ........... 21,900 2,256,576
Forward Air Corp. ................... 3,310 116,942
GXO Logistics, Inc.
(a) (b)
................ 13,308 795,951
Hub Group, Inc. , Class A ............... 11,705 507,880
3,780,548
Automobile Components — 1.4%
Adient plc
(a)
........................ 8,870 173,231
American Axle & Manufacturing Holdings, Inc.
(a)
21,821 123,289
Autoliv, Inc. ........................ 6,784 630,098
BorgWarner, Inc. .................... 42,828 1,440,306
Dana, Inc. ......................... 24,380 186,995
Dorman Products, Inc.
(a)
............... 1,804 205,710
Fox Factory Holding Corp.
(a)
............. 5,179 186,392
Garrett Motion, Inc.
(a) (b)
................ 22,482 167,041
Goodyear Tire & Rubber Co. (The)
(a)
....... 53,543 428,879
LCI Industries ...................... 3,160 351,645
Lear Corp. ........................ 6,598 631,824
Patrick Industries, Inc. ................ 2,424 305,375
Phinia, Inc. ........................ 8,482 395,092
QuantumScape Corp. , Class A
(a) (b)
........ 67,195 346,054
Standard Motor Products, Inc. ........... 3,879 124,865
Visteon Corp.
(a)
..................... 5,299 478,235
6,175,031
Automobiles — 0.7%
Harley-Davidson, Inc. ................. 25,371 810,604
Rivian Automotive, Inc. , Class A
(a) (b)
........ 135,443 1,367,974
Thor Industries, Inc. .................. 4,890 508,951
Winnebago Industries, Inc. ............. 5,476 306,875
2,994,404
Banks — 14.8%
1st Source Corp. .................... 3,519 208,430
Amalgamated Financial Corp. ........... 1,678 55,651
Amerant Bancorp, Inc. , Class A .......... 5,742 122,419
Ameris Bancorp ..................... 12,604 781,322
Associated Banc-Corp. ................ 28,404 674,311
Atlantic Union Bankshares Corp. ......... 16,290 615,762
Axos Financial, Inc.
(a)
................. 4,785 324,040
Banc of California, Inc. ................ 26,757 410,988
BancFirst Corp. ..................... 1,990 216,333
Bancorp, Inc. (The)
(a)
................. 3,309 166,310
Bank First Corp. .................... 830 76,368
Bank of Hawaii Corp. ................. 7,510 542,447
Bank OZK ........................ 20,272 886,900
BankUnited, Inc. .................... 13,999 494,725
Banner Corp. ...................... 6,504 416,516
Berkshire Hills Bancorp, Inc. ............ 8,431 229,576
BOK Financial Corp. .................. 4,340 461,038
Security
Shares
Shares Value
Banks (continued)
Brookline Bancorp, Inc. ................ 16,788 $ 188,865
Business First Bancshares, Inc. .......... 4,472 117,122
Byline Bancorp, Inc. .................. 5,310 142,892
Cadence Bank ..................... 34,211 1,143,674
Capitol Federal Financial, Inc. ........... 23,502 151,470
Cathay General Bancorp ............... 13,298 611,442
Central Pacific Financial Corp. ........... 3,937 106,063
City Holding Co. .................... 1,699 198,103
Coastal Financial Corp.
(a)
.............. 1,430 90,076
Columbia Banking System, Inc. .......... 39,091 1,114,484
Columbia Financial, Inc.
(a)
.............. 3,436 58,687
Comerica, Inc. ...................... 24,839 1,582,493
Commerce Bancshares, Inc. ............ 23,935 1,495,938
Community Financial System, Inc. ........ 9,952 608,465
Community Trust Bancorp, Inc. .......... 3,011 155,970
ConnectOne Bancorp, Inc. ............. 6,816 165,220
CrossFirst Bankshares, Inc.
(a)
............ 4,984 78,249
Cullen/Frost Bankers, Inc. .............. 7,786 991,547
Customers Bancorp, Inc.
(a)
.............. 5,564 256,667
CVB Financial Corp. .................. 24,870 483,224
Dime Community Bancshares, Inc. ........ 7,154 215,121
Eagle Bancorp, Inc. .................. 5,511 144,443
East West Bancorp, Inc. ............... 26,203 2,554,530
Eastern Bankshares, Inc. .............. 14,963 244,346
Enterprise Financial Services Corp. ....... 7,034 370,833
Equity Bancshares, Inc. , Class A ......... 2,611 110,941
FB Financial Corp. ................... 6,809 335,003
First Bancorp ...................... 37,899 902,408
First Bancshares, Inc. (The) ............. 5,295 177,224
First Busey Corp. .................... 10,700 260,117
First Commonwealth Financial Corp. ....... 19,502 320,613
First Community Bankshares, Inc. ........ 2,959 122,680
First Financial Bancorp ................ 18,133 463,842
First Financial Bankshares, Inc. .......... 18,266 660,133
First Hawaiian, Inc. .................. 24,064 595,343
First Horizon Corp. ................... 102,075 1,768,960
First Interstate BancSystem, Inc. , Class A ... 17,725 545,930
First Merchants Corp. ................. 11,149 413,070
First Mid Bancshares, Inc. .............. 4,092 156,110
Flagstar Financial, Inc.
(b)
............... 54,457 551,105
FNB Corp. ........................ 67,572 979,794
Fulton Financial Corp. ................. 34,139 618,257
German American Bancorp, Inc. .......... 3,869 156,656
Glacier Bancorp, Inc. ................. 21,387 1,115,332
Great Southern Bancorp, Inc. ............ 1,700 96,373
Hancock Whitney Corp. ............... 16,174 842,342
HBT Financial, Inc. ................... 1,578 33,706
Heartland Financial USA, Inc. ........... 7,901 470,110
Heritage Commerce Corp. .............. 11,385 110,548
Heritage Financial Corp. ............... 6,591 151,527
Hilltop Holdings, Inc. .................. 8,883 272,086
Home BancShares, Inc. ............... 22,017 600,844
Hope Bancorp, Inc. .................. 22,551 279,407
Horizon Bancorp, Inc. ................. 8,511 136,346
Independent Bank Corp. ............... 12,056 636,879
Independent Bank Group, Inc. ........... 6,749 393,872
International Bancshares Corp. .......... 4,853 297,295
Lakeland Financial Corp. ............... 2,966 192,998
Mercantile Bank Corp. ................ 3,118 133,638
Metrocity Bankshares, Inc. ............. 4,147 122,668
National Bank Holdings Corp. , Class A ..... 6,832 307,167
NBT Bancorp, Inc. ................... 8,881 395,027
Nicolet Bankshares, Inc. ............... 1,662 169,009
Northwest Bancshares, Inc. ............. 23,125 307,331
OceanFirst Financial Corp. ............. 11,221 204,222

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
OFG Bancorp ...................... 8,751 $ 352,403
Old National Bancorp ................. 59,822 1,152,172
Old Second Bancorp, Inc. .............. 8,472 139,110
Origin Bancorp, Inc. .................. 5,530 173,587
Pacific Premier Bancorp, Inc. ............ 18,061 460,736
Park National Corp. .................. 2,693 465,297
Pathward Financial, Inc. ............... 2,633 186,311
Peoples Bancorp, Inc. ................ 6,696 206,103
Pinnacle Financial Partners, Inc. .......... 14,468 1,525,651
Popular, Inc. ....................... 13,377 1,193,630
Preferred Bank ..................... 1,197 100,991
Premier Financial Corp. ............... 6,802 167,737
Prosperity Bancshares, Inc. ............. 17,866 1,307,791
Provident Financial Services, Inc. ......... 23,551 439,933
QCR Holdings, Inc. .................. 1,913 151,318
Republic Bancorp, Inc. , Class A .......... 1,111 74,993
S&T Bancorp, Inc. ................... 7,184 272,848
Sandy Spring Bancorp, Inc. ............. 8,458 284,527
Seacoast Banking Corp. of Florida ........ 6,561 175,179
ServisFirst Bancshares, Inc. ............ 6,259 520,373
Simmons First National Corp. , Class A ..... 23,525 545,780
Southside Bancshares, Inc. ............. 5,633 182,509
SouthState Corp. .................... 14,299 1,394,581
Stellar Bancorp, Inc. .................. 9,831 267,600
Stock Yards Bancorp, Inc. .............. 2,481 159,975
Synovus Financial Corp. ............... 27,643 1,378,556
Texas Capital Bancshares, Inc.
(a)
......... 8,829 679,392
TFS Financial Corp. .................. 2,866 36,828
Tompkins Financial Corp. .............. 2,478 159,930
Towne Bank ....................... 13,134 427,118
TriCo Bancshares ................... 6,095 260,439
Triumph Financial, Inc.
(a)
............... 2,313 204,400
TrustCo Bank Corp. .................. 3,564 117,541
Trustmark Corp. .................... 10,839 376,330
UMB Financial Corp. ................. 8,656 949,823
United Bankshares, Inc. ............... 25,333 954,547
United Community Banks, Inc. ........... 22,407 637,703
Univest Financial Corp. ................ 5,604 155,959
Valley National Bancorp ............... 82,026 776,786
Veritex Holdings, Inc. ................. 9,735 262,845
WaFd, Inc. ........................ 15,324 520,710
Webster Financial Corp. ............... 32,424 1,679,563
WesBanco, Inc. ..................... 10,869 341,830
Westamerica Bancorp ................ 4,704 242,350
Western Alliance Bancorp .............. 20,597 1,713,876
Wintrust Financial Corp. ............... 12,232 1,417,566
WSFS Financial Corp. ................ 6,167 303,231
Zions Bancorp NA ................... 27,882 1,451,537
63,309,968
Beverages — 0.1%
Duckhorn Portfolio, Inc. (The)
(a)
.......... 12,219 133,920
MGP Ingredients, Inc. ................. 1,388 66,680
National Beverage Corp. ............... 1,870 84,505
285,105
Biotechnology — 2.0%
(a)
89bio, Inc. ........................ 15,367 119,555
Agios Pharmaceuticals, Inc. ............. 5,100 226,593
Akero Therapeutics, Inc. ............... 4,753 146,535
Alector, Inc. ....................... 7,994 39,330
Alkermes plc
(b)
...................... 14,067 361,522
ALX Oncology Holdings, Inc. ............ 2,682 3,835
Amicus Therapeutics, Inc. .............. 15,053 171,905
AnaptysBio, Inc. .................... 824 17,823
Security
Shares
Shares Value
Biotechnology (continued)
Arcus Biosciences, Inc. ................ 4,299 $ 65,775
Arrowhead Pharmaceuticals, Inc. ......... 10,765 207,011
Aurinia Pharmaceuticals, Inc. ............ 9,488 68,408
Beam Therapeutics, Inc. ............... 13,432 294,295
Bridgebio Pharma, Inc. ................ 6,029 141,139
Cabaletta Bio, Inc.
(b)
.................. 6,717 23,845
Catalyst Pharmaceuticals, Inc. ........... 10,199 222,338
Cogent Biosciences, Inc. ............... 5,178 59,495
CRISPR Therapeutics AG
(b)
............. 9,211 427,298
Cullinan Therapeutics, Inc. ............. 5,068 78,807
Cytokinetics, Inc.
(b)
................... 12,115 617,865
Day One Biopharmaceuticals, Inc. ........ 4,580 67,418
Denali Therapeutics, Inc. ............... 12,029 312,273
Dynavax Technologies Corp. ............ 11,303 133,941
Dyne Therapeutics, Inc. ............... 7,392 213,333
Gyre Therapeutics, Inc.
(b)
.............. 1,468 20,992
Ideaya Biosciences, Inc.
(b)
.............. 5,867 165,156
Ironwood Pharmaceuticals, Inc. , Class A .... 26,827 105,967
Keros Therapeutics, Inc. ............... 1,988 115,383
Kiniksa Pharmaceuticals International plc .... 2,900 65,511
Kura Oncology, Inc. .................. 10,041 167,885
Lyell Immunopharma, Inc. .............. 13,771 13,224
Novavax, Inc.
(b)
..................... 10,749 103,298
Olema Pharmaceuticals, Inc.
(b)
........... 5,152 59,403
ORIC Pharmaceuticals, Inc.
(b)
........... 2,870 26,921
PTC Therapeutics, Inc. ................ 4,781 190,858
REGENXBIO, Inc. ................... 7,430 63,824
REVOLUTION Medicines, Inc. ........... 16,686 892,701
Rocket Pharmaceuticals, Inc.
(b)
........... 8,258 137,496
Roivant Sciences Ltd.
(b)
................ 81,133 937,086
Sage Therapeutics, Inc. ............... 2,342 14,239
Sana Biotechnology, Inc.
(b)
.............. 5,572 19,502
Scholar Rock Holding Corp.
(b)
........... 3,838 109,153
Spyre Therapeutics, Inc.
(b)
.............. 3,441 111,936
Stoke Therapeutics, Inc. ............... 4,466 55,200
Summit Therapeutics, Inc.
(b)
............. 7,413 137,808
Syndax Pharmaceuticals, Inc. ........... 7,695 145,128
TG Therapeutics, Inc.
(b)
................ 12,261 307,261
Tyra Biosciences, Inc. ................. 1,891 31,542
Vir Biotechnology, Inc. ................ 17,337 129,854
Viridian Therapeutics, Inc. .............. 5,418 116,866
Y-mAbs Therapeutics, Inc. .............. 1,964 28,498
Zentalis Pharmaceuticals, Inc. ........... 5,270 14,387
Zymeworks, Inc. .................... 7,937 108,737
8,416,155
Broadline Retail — 0.5%
Dillard's, Inc. , Class A
(b)
................ 773 287,185
Etsy, Inc.
(a)
........................ 7,979 410,440
Kohl's Corp. ....................... 20,706 382,647
Macy's, Inc. ....................... 51,763 794,044
Nordstrom, Inc. ..................... 20,281 458,553
2,332,869
Building Products — 1.1%
American Woodmark Corp.
(a)
............ 1,756 159,287
Apogee Enterprises, Inc. ............... 2,410 180,364
AZZ, Inc. ......................... 2,552 194,411
Fortune Brands Innovations, Inc. ......... 23,717 1,976,338
Griffon Corp. ....................... 2,885 181,409
Hayward Holdings, Inc.
(a)
............... 12,584 204,616
Insteel Industries, Inc. ................. 1,792 48,330
Janus International Group, Inc.
(a)
......... 6,295 46,331
JELD-WEN Holding, Inc.
(a)
.............. 15,921 225,441
Masterbrand, Inc.
(a)
.................. 23,899 429,226

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Quanex Building Products Corp. .......... 4,028 $ 117,054
Resideo Technologies, Inc.
(a)
............ 15,210 299,181
UFP Industries, Inc. .................. 5,261 643,631
4,705,619
Capital Markets — 3.3%
Affiliated Managers Group, Inc. .......... 3,347 648,983
Artisan Partners Asset Management, Inc. , Class
A ............................ 6,089 268,525
B Riley Financial, Inc.
(b)
................ 3,068 18,086
BGC Group, Inc. , Class A .............. 37,127 347,880
Brightsphere Investment Group, Inc. ....... 2,061 54,390
DigitalBridge Group, Inc. , Class A
(b)
........ 7,707 120,923
Donnelley Financial Solutions, Inc.
(a)
....... 2,386 139,199
Evercore, Inc. , Class A ................ 4,874 1,287,565
Federated Hermes, Inc. , Class B ......... 15,839 635,619
Houlihan Lokey, Inc. , Class A ............ 4,023 695,054
Invesco Ltd. ....................... 61,242 1,061,936
Janus Henderson Group plc ............ 24,373 1,006,849
Jefferies Financial Group, Inc. ........... 18,993 1,215,172
MarketAxess Holdings, Inc. ............. 2,624 759,438
Moelis & Co. , Class A ................. 13,184 875,418
Open Lending Corp. , Class A
(a) (b)
......... 18,650 104,440
Perella Weinberg Partners , Class C ....... 5,188 104,953
Piper Sandler Cos. ................... 1,638 464,602
SEI Investments Co. .................. 6,609 494,089
StepStone Group, Inc. , Class A .......... 5,336 320,854
Stifel Financial Corp. ................. 18,900 1,958,418
StoneX Group, Inc.
(a)
................. 2,957 266,248
TPG, Inc. , Class A ................... 7,109 481,137
Victory Capital Holdings, Inc. , Class A ...... 3,825 229,232
Virtu Financial, Inc. , Class A ............. 15,823 489,880
Virtus Investment Partners, Inc. .......... 773 167,254
WisdomTree, Inc. .................... 9,614 99,505
14,315,649
Chemicals — 2.4%
AdvanSix, Inc. ...................... 5,123 145,339
Arcadium Lithium plc
(a)
................ 105,597 569,168
Ashland, Inc. ....................... 4,510 381,411
Avient Corp. ....................... 17,140 798,895
Axalta Coating Systems Ltd.
(a)
........... 11,446 434,032
Cabot Corp. ....................... 3,312 357,133
Chemours Co. (The) .................. 28,070 509,751
Ecovyst, Inc.
(a)
...................... 10,309 68,658
Element Solutions, Inc. ................ 26,553 719,586
FMC Corp. ........................ 23,487 1,526,420
Ginkgo Bioworks Holdings, Inc.
(a) (b)
........ 3,028 23,073
HB Fuller Co. ...................... 4,336 317,308
Huntsman Corp. .................... 18,707 411,554
Ingevity Corp.
(a)
..................... 6,240 260,770
Koppers Holdings, Inc. ................ 2,059 70,027
Kronos Worldwide, Inc. ................ 4,111 47,441
LSB Industries, Inc.
(a)
................. 8,899 72,972
Mativ Holdings, Inc. .................. 10,050 155,272
Minerals Technologies, Inc. ............. 6,026 453,698
NewMarket Corp. .................... 913 479,298
Olin Corp. ......................... 22,569 926,006
Orion SA ......................... 5,424 81,306
Perimeter Solutions SA
(a)
............... 12,296 163,291
PureCycle Technologies, Inc.
(a) (b)
.......... 18,213 237,133
Scotts Miracle-Gro Co. (The) ............ 4,376 380,624
Sensient Technologies Corp. ............ 3,718 280,635
Stepan Co. ........................ 2,038 147,429
Security
Shares
Shares Value
Chemicals (continued)
Tronox Holdings plc .................. 22,521 $ 272,955
10,291,185
Commercial Services & Supplies — 1.2%
ABM Industries, Inc. .................. 5,654 300,001
Brady Corp. , Class A, NVS ............. 4,112 292,528
BrightView Holdings, Inc.
(a)
............. 8,092 132,547
Brink's Co. (The) .................... 2,510 258,003
Cimpress plc
(a)
...................... 3,063 211,378
CoreCivic, Inc.
(a)
.................... 20,809 287,372
Deluxe Corp. ....................... 7,727 144,958
Driven Brands Holdings, Inc.
(a) (b)
.......... 5,030 74,695
Ennis, Inc. ........................ 4,738 96,466
Enviri Corp.
(a)
...................... 15,007 114,954
GEO Group, Inc. (The)
(a)
............... 24,809 376,601
Healthcare Services Group, Inc.
(a)
......... 13,720 150,508
HNI Corp. ......................... 5,425 267,344
Interface, Inc. ...................... 3,852 67,294
Matthews International Corp. , Class A ...... 5,657 131,752
MillerKnoll, Inc. ..................... 7,009 156,721
MSA Safety, Inc. .................... 2,801 464,826
OPENLANE, Inc.
(a)
................... 6,015 95,037
Pitney Bowes, Inc. ................... 16,333 117,761
Steelcase, Inc. , Class A ............... 16,732 201,286
Stericycle, Inc.
(a)
.................... 11,214 689,325
UniFirst Corp. ...................... 1,277 229,617
Vestis Corp. ....................... 14,789 199,947
5,060,921
Communications Equipment — 0.4%
(a)
Ciena Corp. ....................... 13,135 834,204
Infinera Corp.
(b)
..................... 20,254 136,107
Lumentum Holdings, Inc.
(b)
............. 5,617 358,758
NetScout Systems, Inc. ................ 12,877 270,803
Viasat, Inc. ........................ 15,149 145,430
Viavi Solutions, Inc. .................. 19,395 178,822
1,924,124
Construction & Engineering — 1.2%
Ameresco, Inc. , Class A
(a) (b)
............. 3,734 114,895
Argan, Inc. ........................ 1,294 170,860
Centuri Holdings, Inc.
(a)
................ 1,337 25,095
Fluor Corp.
(a)
....................... 31,957 1,670,712
Granite Construction, Inc. .............. 3,897 327,543
Limbach Holdings, Inc.
(a) (b)
.............. 694 52,723
MDU Resources Group, Inc. ............ 35,215 1,015,953
Primoris Services Corp. ............... 3,863 241,901
Tutor Perini Corp.
(a) (b)
................. 8,298 215,084
Valmont Industries, Inc. ................ 3,714 1,157,580
4,992,346
Construction Materials — 0.1%
Knife River Corp.
(a)
................... 3,703 360,376
Consumer Finance — 1.2%
Bread Financial Holdings, Inc. ........... 9,168 457,025
Credit Acceptance Corp.
(a) (b)
............. 1,114 473,450
Encore Capital Group, Inc.
(a)
............ 4,425 202,134
Enova International, Inc.
(a)
.............. 4,799 417,081
EZCORP, Inc. , Class A, NVS
(a) (b)
.......... 5,230 60,093
FirstCash Holdings, Inc. ............... 2,818 291,579
LendingClub Corp.
(a)
.................. 9,530 135,135
LendingTree, Inc.
(a)
................... 2,136 121,816
Navient Corp. ...................... 15,592 221,874
Nelnet, Inc. , Class A .................. 2,569 289,526
NerdWallet, Inc. , Class A
(a)
.............. 3,231 47,463
OneMain Holdings, Inc. ................ 21,324 1,059,163

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
PRA Group, Inc.
(a)
................... 6,999 $ 141,100
PROG Holdings, Inc. ................. 8,190 357,657
SLM Corp. ........................ 41,354 911,029
World Acceptance Corp.
(a) (b)
............. 706 80,555
5,266,680
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) ................. 4,030 182,962
Chefs' Warehouse, Inc. (The)
(a)
.......... 3,707 147,983
Grocery Outlet Holding Corp.
(a)
........... 9,717 138,953
Ingles Markets, Inc. , Class A ............ 2,722 173,827
PriceSmart, Inc. ..................... 1,693 140,654
SpartanNash Co. .................... 6,521 137,202
Sprouts Farmers Market, Inc.
(a)
........... 5,424 696,604
United Natural Foods, Inc.
(a)
............. 11,314 230,127
Weis Markets, Inc. ................... 2,122 133,453
1,981,765
Containers & Packaging — 1.6%
AptarGroup, Inc. .................... 3,853 646,957
Berry Global Group, Inc. ............... 21,792 1,535,246
Graphic Packaging Holding Co. .......... 30,771 869,589
Greif, Inc. , Class A, NVS ............... 4,929 307,767
Greif, Inc. , Class B ................... 503 33,666
Myers Industries, Inc. ................. 4,348 51,219
O-I Glass, Inc.
(a)
..................... 29,105 323,357
Pactiv Evergreen, Inc. ................ 7,476 84,778
Ranpak Holdings Corp. , Class A
(a)
........ 8,219 49,972
Sealed Air Corp. .................... 27,195 983,915
Silgan Holdings, Inc. .................. 15,449 799,331
Sonoco Products Co. ................. 18,395 966,105
TriMas Corp. ....................... 7,644 205,241
6,857,143
Distributors — 0.0%
A-Mark Precious Metals, Inc. ............ 3,269 127,001
GigaCloud Technology, Inc. , Class A
(a) (b)
..... 2,816 64,120
191,121
Diversified Consumer Services — 0.8%
ADT, Inc. ......................... 56,447 406,418
Adtalem Global Education, Inc.
(a)
......... 3,305 267,441
Chegg, Inc.
(a)
....................... 11,677 18,683
European Wax Center, Inc. , Class A
(a)
...... 1,614 11,605
Frontdoor, Inc.
(a)
..................... 8,269 410,887
Graham Holdings Co. , Class B ........... 649 547,302
H&R Block, Inc. ..................... 15,952 952,813
Laureate Education, Inc. ............... 13,125 225,487
Mister Car Wash, Inc.
(a)
................ 11,348 85,223
Perdoceo Education Corp. .............. 6,139 137,207
Stride, Inc.
(a)
....................... 2,516 234,692
3,297,758
Diversified REITs — 0.4%
Alexander & Baldwin, Inc. .............. 4,126 76,785
American Assets Trust, Inc. ............. 5,880 158,466
Armada Hoffler Properties, Inc. .......... 12,737 137,942
Broadstone Net Lease, Inc. ............. 21,850 384,342
Empire State Realty Trust, Inc. , Class A ..... 16,152 171,211
Essential Properties Realty Trust, Inc. ...... 13,400 424,646
Gladstone Commercial Corp. ............ 4,595 72,348
Global Net Lease, Inc. ................ 37,752 294,088
1,719,828
Diversified Telecommunication Services — 1.1%
Cogent Communications Holdings, Inc. ..... 8,205 658,615
Consolidated Communications Holdings, Inc.
(a)
14,602 67,680
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Frontier Communications Parent, Inc.
(a)
..... 34,361 $ 1,227,719
IDT Corp. , Class B ................... 1,372 64,388
Liberty Global Ltd. , Class A
(a)
............ 31,059 615,279
Liberty Global Ltd. , Class C, NVS
(a) (b)
....... 31,574 651,056
Liberty Latin America Ltd. , Class A
(a)
....... 5,695 55,754
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
.. 21,745 210,492
Lumen Technologies, Inc.
(a) (b)
............ 186,662 1,192,770
Shenandoah Telecommunications Co. ...... 9,941 137,583
4,881,336
Electric Utilities — 1.6%
ALLETE, Inc. ...................... 10,841 692,848
Hawaiian Electric Industries, Inc.
(a)
........ 32,392 332,666
IDACORP, Inc. ..................... 6,537 676,449
MGE Energy, Inc. .................... 3,560 322,144
OGE Energy Corp. ................... 37,922 1,516,501
Otter Tail Corp. ..................... 4,471 351,063
Pinnacle West Capital Corp. ............ 21,385 1,877,817
Portland General Electric Co. ............ 11,910 564,534
TXNM Energy, Inc. ................... 16,958 738,351
7,072,373
Electrical Equipment — 1.0%
Acuity Brands, Inc. ................... 1,720 517,187
Atkore, Inc. ........................ 3,963 339,867
ChargePoint Holdings, Inc. , Class A
(a) (b)
..... 71,450 85,740
EnerSys .......................... 4,051 392,380
Generac Holdings, Inc.
(a) (b)
.............. 6,250 1,034,687
NEXTracker, Inc. , Class A
(a)
............. 7,299 290,646
Plug Power, Inc.
(a) (b)
.................. 58,737 115,125
Preformed Line Products Co. ............ 247 30,381
Sensata Technologies Holding plc ......... 28,469 977,625
Sunrun, Inc.
(a)
...................... 41,562 600,571
Thermon Group Holdings, Inc.
(a)
.......... 1,719 45,055
4,429,264
Electronic Equipment, Instruments & Components — 1.7%
Advanced Energy Industries, Inc. ......... 3,694 400,910
Arrow Electronics, Inc.
(a)
............... 10,024 1,189,548
Avnet, Inc. ........................ 17,104 927,208
Bel Fuse, Inc. , Class B, NVS ............ 897 67,652
Belden, Inc. ....................... 3,019 343,774
Benchmark Electronics, Inc. ............ 3,561 154,191
Crane NXT Co. ..................... 10,646 577,758
ePlus, Inc.
(a) (b)
...................... 2,525 224,599
Insight Enterprises, Inc.
(a)
.............. 2,652 463,888
IPG Photonics Corp.
(a)
................ 3,396 274,940
Kimball Electronics, Inc.
(a)
.............. 3,032 53,939
Knowles Corp.
(a)
.................... 17,341 300,346
OSI Systems, Inc.
(a) (b)
................. 1,157 152,967
PC Connection, Inc. .................. 1,360 86,564
Plexus Corp.
(a)
...................... 1,923 277,104
Sanmina Corp.
(a)
.................... 6,317 442,822
ScanSource, Inc.
(a)
................... 4,761 201,914
TTM Technologies, Inc.
(a)
............... 19,126 429,187
Vishay Intertechnology, Inc. ............. 21,896 371,356
Vontier Corp. ....................... 11,006 408,103
7,348,770
Energy Equipment & Services — 0.9%
Archrock, Inc. ...................... 16,042 321,161
Atlas Energy Solutions, Inc. ............. 7,818 152,998
Bristow Group, Inc.
(a)
................. 3,761 124,752
Cactus, Inc. , Class A ................. 6,123 363,033
Helmerich & Payne, Inc. ............... 18,628 625,901
Kodiak Gas Services, Inc. .............. 1,367 43,580

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Liberty Energy, Inc. , Class A ............ 30,207 $ 515,633
Nabors Industries Ltd.
(a)
............... 1,102 82,000
Newpark Resources, Inc.
(a)
............. 14,375 95,738
NOV, Inc. ......................... 28,005 434,358
Patterson-UTI Energy, Inc. ............. 33,128 254,092
ProFrac Holding Corp. , Class A
(a) (b)
........ 4,397 26,184
ProPetro Holding Corp.
(a) (b)
............. 5,498 37,991
RPC, Inc. ......................... 7,887 44,798
Select Water Solutions, Inc. , Class A ....... 9,071 96,153
TETRA Technologies, Inc.
(a)
............. 7,480 25,058
Tidewater, Inc.
(a) (b)
................... 3,760 225,863
Transocean Ltd.
(a)
................... 90,769 393,937
Valaris Ltd.
(a)
....................... 3,598 182,059
4,045,289
Entertainment — 0.4%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
68,041 298,700
Cinemark Holdings, Inc.
(a) (b)
............. 12,199 362,920
Lions Gate Entertainment Corp. , Class A
(a) (b)
.. 8,981 70,950
Lions Gate Entertainment Corp. , Class B,
NVS
(a)
......................... 24,140 170,187
Madison Square Garden Sports Corp.
(a)
..... 1,288 286,838
Playtika Holding Corp. ................ 13,261 103,834
Sphere Entertainment Co. , Class A
(a)
....... 5,098 213,147
Vivid Seats, Inc. , Class A
(a) (b)
............ 13,428 54,652
1,561,228
Financial Services — 2.9%
Acacia Research Corp.
(a)
............... 3,242 14,654
Cannae Holdings, Inc. ................ 10,886 216,087
Cass Information Systems, Inc. .......... 1,148 47,481
Compass Diversified Holdings ........... 11,572 251,112
Enact Holdings, Inc. .................. 5,678 193,563
Essent Group Ltd. ................... 20,116 1,207,161
Euronet Worldwide, Inc.
(a)
.............. 3,938 387,775
EVERTEC, Inc. ..................... 6,857 224,635
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 1,092 200,131
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 11,577 405,079
I3 Verticals, Inc. , Class A
(a) (b)
............ 1,745 40,118
International Money Express, Inc.
(a)
........ 2,555 44,943
Jackson Financial, Inc. , Class A .......... 11,664 1,165,817
Marqeta, Inc. , Class A
(a)
............... 47,115 266,671
Merchants Bancorp .................. 1,375 50,793
MGIC Investment Corp. ............... 50,208 1,257,208
Mr Cooper Group, Inc.
(a)
............... 11,424 1,011,595
NCR Atleos Corp.
(a)
.................. 13,507 353,613
NMI Holdings, Inc. , Class A
(a)
............ 14,287 552,621
PennyMac Financial Services, Inc. ........ 5,248 523,121
Radian Group, Inc. ................... 15,140 528,537
Repay Holdings Corp. , Class A
(a) (b)
........ 5,850 46,537
Rocket Cos., Inc. , Class A
(a) (b)
............ 24,366 392,293
Voya Financial, Inc. .................. 11,904 955,891
Walker & Dunlop, Inc. ................. 6,306 689,687
Western Union Co. (The) .............. 63,821 686,714
WEX, Inc.
(a) (b)
....................... 3,168 546,797
12,260,634
Food Products — 1.4%
B&G Foods, Inc. .................... 14,410 122,773
Cal-Maine Foods, Inc. ................. 7,942 697,149
Darling Ingredients, Inc.
(a)
.............. 30,050 1,175,256
Flowers Foods, Inc. .................. 37,694 837,938
Fresh Del Monte Produce, Inc. ........... 7,047 226,279
Hain Celestial Group, Inc. (The)
(a)
......... 16,919 147,703
Security
Shares
Shares Value
Food Products (continued)
Ingredion, Inc. ...................... 8,119 $ 1,077,878
J & J Snack Foods Corp. ............... 1,164 191,036
John B Sanfilippo & Son, Inc. ............ 862 71,124
Mission Produce, Inc.
(a)
................ 2,379 28,072
Pilgrim's Pride Corp.
(a)
................ 3,293 159,513
Post Holdings, Inc.
(a)
.................. 4,344 474,408
Seaboard Corp. ..................... 48 132,768
TreeHouse Foods, Inc.
(a)
............... 8,846 321,817
Utz Brands, Inc. , Class A ............... 3,400 58,548
Westrock Coffee Co.
(a)
................ 2,939 19,515
WK Kellogg Co. ..................... 12,324 204,948
5,946,725
Gas Utilities — 1.2%
Chesapeake Utilities Corp. ............. 2,418 289,652
National Fuel Gas Co. ................ 17,293 1,046,745
New Jersey Resources Corp. ............ 13,266 608,777
Northwest Natural Holding Co. ........... 7,182 279,308
ONE Gas, Inc. ...................... 9,828 700,442
Southwest Gas Holdings, Inc. ........... 10,398 761,653
Spire, Inc. ......................... 10,802 689,816
UGI Corp. ......................... 39,449 943,226
5,319,619
Ground Transportation — 1.0%
ArcBest Corp. ...................... 2,443 254,512
Avis Budget Group, Inc. ............... 3,334 276,722
Covenant Logistics Group, Inc. , Class A ..... 1,555 78,683
FTAI Infrastructure, Inc. ................ 8,024 64,754
Heartland Express, Inc. ................ 9,348 101,005
Hertz Global Holdings, Inc.
(a) (b)
........... 25,165 69,959
Knight-Swift Transportation Holdings, Inc. ... 10,592 551,631
Landstar System, Inc. ................. 3,652 641,912
Lyft, Inc. , Class A
(a)
................... 39,586 513,430
Marten Transport Ltd. ................. 7,305 113,081
RXO, Inc.
(a)
........................ 11,714 330,218
Ryder System, Inc. ................... 4,566 667,914
Schneider National, Inc. , Class B
(b)
........ 9,964 281,782
Universal Logistics Holdings, Inc. ......... 1,288 54,148
Werner Enterprises, Inc. ............... 6,345 234,067
4,233,818
Health Care Equipment & Supplies — 1.4%
Artivion, Inc.
(a)
...................... 3,233 85,125
Avanos Medical, Inc.
(a)
................ 6,058 113,163
Dentsply Sirona, Inc. ................. 39,014 903,954
Embecta Corp. ..................... 10,642 149,839
Enovis Corp.
(a)
...................... 9,788 403,951
Envista Holdings Corp.
(a)
............... 32,159 674,374
Globus Medical, Inc. , Class A
(a)
.......... 8,066 593,174
ICU Medical, Inc.
(a)
................... 1,905 325,241
Integer Holdings Corp.
(a)
............... 1,537 190,972
Integra LifeSciences Holdings Corp.
(a)
...... 12,726 238,740
Masimo Corp.
(a) (b)
.................... 3,281 472,497
Neogen Corp.
(a) (b)
.................... 40,713 581,382
Novocure Ltd.
(a)
..................... 8,554 129,850
Omnicell, Inc.
(a)
..................... 8,594 418,012
QuidelOrtho Corp.
(a)
.................. 9,514 362,008
Tandem Diabetes Care, Inc.
(a)
........... 4,157 130,405
Varex Imaging Corp.
(a)
................ 5,180 68,013
5,840,700
Health Care Providers & Services — 1.2%
Accolade, Inc.
(a)
..................... 9,605 30,448
agilon health, Inc.
(a)
.................. 57,925 147,709
Amedisys, Inc.
(a)
.................... 4,279 404,793

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
AMN Healthcare Services, Inc.
(a)
.......... 7,103 $ 269,488
BrightSpring Health Services, Inc.
(a)
....... 4,536 67,904
Brookdale Senior Living, Inc.
(a)
........... 34,054 213,519
Castle Biosciences, Inc.
(a)
.............. 3,386 117,393
Cross Country Healthcare, Inc.
(a)
......... 5,945 67,832
Fulgent Genetics, Inc.
(a) (b)
.............. 3,705 79,472
Henry Schein, Inc.
(a)
.................. 24,003 1,685,731
LifeStance Health Group, Inc.
(a)
.......... 9,213 61,819
National HealthCare Corp. .............. 1,483 172,072
NeoGenomics, Inc.
(a) (b)
................ 12,119 164,697
OPKO Health, Inc.
(a) (b)
................. 58,051 87,657
Owens & Minor, Inc.
(a)
................. 6,822 86,708
Patterson Cos., Inc. .................. 15,150 318,302
Pediatrix Medical Group, Inc.
(a)
........... 15,950 196,504
Premier, Inc. , Class A ................. 19,635 395,645
Select Medical Holdings Corp. ........... 9,947 319,100
US Physical Therapy, Inc. .............. 1,218 97,659
4,984,452
Health Care REITs — 1.2%
American Healthcare REIT, Inc. .......... 16,043 426,744
CareTrust REIT, Inc. .................. 26,534 866,866
Community Healthcare Trust, Inc. ......... 1,920 36,019
Diversified Healthcare Trust ............. 31,824 113,612
Global Medical REIT, Inc. .............. 6,052 55,013
LTC Properties, Inc. .................. 8,146 311,177
Medical Properties Trust, Inc.
(b)
........... 112,946 522,940
Omega Healthcare Investors, Inc. ......... 46,151 1,960,033
Sabra Health Care REIT, Inc. ............ 39,572 767,697
Universal Health Realty Income Trust ...... 1,492 59,023
5,119,124
Health Care Technology — 0.1%
(a)
Definitive Healthcare Corp. , Class A ....... 6,420 26,643
GoodRx Holdings, Inc. , Class A
(b)
......... 8,117 49,676
Schrodinger, Inc.
(b)
................... 3,985 70,116
Teladoc Health, Inc. .................. 19,657 176,913
323,348
Hotel & Resort REITs — 0.3%
DiamondRock Hospitality Co. ............ 38,842 332,876
Park Hotels & Resorts, Inc. ............. 39,575 549,697
Pebblebrook Hotel Trust ............... 13,807 165,408
RLJ Lodging Trust ................... 12,024 106,412
Service Properties Trust ............... 30,964 99,085
Summit Hotel Properties, Inc. ............ 20,401 124,854
1,378,332
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc. , Class A
(a)
....... 9,910 109,406
Bally's Corp.
(a) (b)
..................... 4,340 75,733
Bloomin' Brands, Inc. ................. 15,093 250,393
Bowlero Corp. , Class A
(b)
............... 1,828 18,956
Boyd Gaming Corp. .................. 12,893 893,356
Brinker International, Inc.
(a)
............. 8,297 852,185
Caesars Entertainment, Inc.
(a)
........... 24,203 969,330
Cheesecake Factory, Inc. (The) .......... 8,977 414,917
Cracker Barrel Old Country Store, Inc. ...... 4,187 199,176
Dave & Buster's Entertainment, Inc.
(a)
...... 6,167 227,747
Dine Brands Global, Inc. ............... 2,714 82,614
Everi Holdings, Inc.
(a)
................. 10,050 133,967
Golden Entertainment, Inc. ............. 2,924 85,893
Hilton Grand Vacations, Inc.
(a) (b)
.......... 8,514 313,996
Hyatt Hotels Corp. , Class A
(b)
............ 2,476 360,134
Jack in the Box, Inc. .................. 3,558 175,231
Marriott Vacations Worldwide Corp. ........ 5,817 448,084
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Papa John's International, Inc. ........... 1,846 $ 96,712
Penn Entertainment, Inc.
(a) (b)
............ 25,445 502,539
Portillo's, Inc. , Class A
(a) (b)
.............. 2,748 35,532
Red Rock Resorts, Inc. , Class A .......... 3,085 158,754
Rush Street Interactive, Inc. , Class A
(a)
..... 3,976 43,020
Sabre Corp.
(a)
...................... 69,837 223,478
Target Hospitality Corp.
(a)
.............. 2,250 16,785
Travel + Leisure Co. .................. 13,275 634,678
United Parks & Resorts, Inc.
(a)
........... 6,795 357,621
Vail Resorts, Inc. .................... 3,215 532,693
Wendy's Co. (The) ................... 14,726 281,414
Wyndham Hotels & Resorts, Inc. ......... 10,630 938,842
9,433,186
Household Durables — 2.6%
Century Communities, Inc. ............. 3,606 319,708
Ethan Allen Interiors, Inc. .............. 4,259 117,847
Green Brick Partners, Inc.
(a)
............. 5,974 412,266
Helen of Troy Ltd.
(a) (b)
................. 4,480 285,152
KB Home ......................... 12,593 988,551
La-Z-Boy, Inc. ...................... 8,085 307,634
Legacy Housing Corp.
(a) (b)
.............. 1,156 28,669
Leggett & Platt, Inc. .................. 24,870 298,440
LGI Homes, Inc.
(a)
................... 3,974 403,599
M/I Homes, Inc.
(a)
.................... 5,265 798,121
Meritage Homes Corp. ................ 6,826 1,236,871
Mohawk Industries, Inc.
(a)
.............. 10,008 1,343,774
Newell Brands, Inc. .................. 74,142 652,450
Taylor Morrison Home Corp.
(a)
........... 18,780 1,286,430
Tempur Sealy International, Inc. .......... 8,303 397,797
TRI Pointe Homes, Inc.
(a)
............... 17,347 701,339
Vizio Holding Corp. , Class A
(a) (b)
.......... 6,157 68,527
Whirlpool Corp. ..................... 10,332 1,069,465
Worthington Enterprises, Inc. ............ 6,094 233,400
10,950,040
Household Products — 0.2%
Central Garden & Pet Co.
(a) (b)
............ 1,690 57,967
Central Garden & Pet Co. , Class A, NVS
(a)
... 9,821 286,184
Energizer Holdings, Inc. ............... 12,219 391,863
Reynolds Consumer Products, Inc. ........ 6,505 175,310
911,324
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy, Inc. , Class A ........... 2,854 76,031
Clearway Energy, Inc. , Class C .......... 6,861 194,715
Sunnova Energy International, Inc.
(a) (b)
...... 13,817 83,869
354,615
Industrial REITs — 0.6%
Americold Realty Trust, Inc. ............. 22,189 569,814
Innovative Industrial Properties, Inc. ....... 2,614 337,703
LXP Industrial Trust .................. 55,295 521,985
Plymouth Industrial REIT, Inc. ........... 4,695 95,402
Rexford Industrial Realty, Inc. ........... 11,691 501,427
STAG Industrial, Inc. ................. 19,790 737,771
2,764,102
Insurance — 3.9%
Ambac Financial Group, Inc.
(a)
........... 4,666 52,773
American Coastal Insurance Corp.
(a)
....... 4,709 57,214
AMERISAFE, Inc. ................... 3,605 194,850
Assurant, Inc. ...................... 9,845 1,887,287
Assured Guaranty Ltd. ................ 3,310 276,253
Axis Capital Holdings Ltd. .............. 14,865 1,163,335
Brighthouse Financial, Inc.
(a)
............ 11,854 560,694
CNO Financial Group, Inc. .............. 20,281 697,666

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Employers Holdings, Inc. ............... 2,963 $ 144,357
Enstar Group Ltd.
(a)
.................. 2,171 700,148
F&G Annuities & Life, Inc. .............. 3,318 133,052
First American Financial Corp. ........... 19,302 1,238,223
Globe Life, Inc. ..................... 17,420 1,839,552
Hamilton Insurance Group Ltd. , Class B
(a)
... 2,005 34,927
Hanover Insurance Group, Inc. (The) ...... 3,144 466,350
Horace Mann Educators Corp. ........... 7,746 288,461
Kemper Corp. ...................... 11,554 719,468
Lemonade, Inc.
(a) (b)
................... 4,843 115,118
Lincoln National Corp. ................ 31,847 1,106,683
Mercury General Corp. ................ 2,626 177,596
Old Republic International Corp. .......... 47,746 1,667,768
Primerica, Inc. ...................... 2,656 735,207
ProAssurance Corp.
(a)
................. 5,867 87,360
Root, Inc. , Class A
(a) (b)
................. 741 50,677
Safety Insurance Group, Inc. ............ 1,616 126,476
Selective Insurance Group, Inc. .......... 7,966 723,472
SiriusPoint Ltd.
(a)
.................... 18,842 247,584
Skyward Specialty Insurance Group, Inc.
(a)
... 3,924 173,480
Stewart Information Services Corp. ........ 5,194 357,347
Tiptree, Inc. ....................... 1,676 34,207
Trupanion, Inc.
(a)
.................... 2,025 110,930
United Fire Group, Inc. ................ 4,146 81,427
White Mountains Insurance Group Ltd.
(b)
.... 155 278,557
16,528,499
Interactive Media & Services — 0.4%
Bumble, Inc. , Class A
(a) (b)
............... 5,660 40,073
Cars.com, Inc.
(a)
..................... 7,427 118,758
EverQuote, Inc. , Class A
(a)
.............. 3,228 58,039
IAC, Inc.
(a) (b)
....................... 10,177 487,987
MediaAlpha, Inc. , Class A
(a)
............. 1,746 29,909
Shutterstock, Inc. .................... 4,584 147,101
Taboola.com Ltd.
(a)
................... 13,054 43,339
Yelp, Inc.
(a)
........................ 5,656 193,096
Ziff Davis, Inc.
(a)
..................... 8,716 403,289
ZoomInfo Technologies, Inc.
(a)
........... 20,520 226,746
1,748,337
IT Services — 0.7%
ASGN, Inc.
(a)
....................... 5,684 523,497
Core Scientific, Inc.
(a)
................. 29,941 397,916
DigitalOcean Holdings, Inc.
(a)
............ 3,916 154,995
DXC Technology Co.
(a) (b)
............... 33,620 667,693
Fastly, Inc. , Class A
(a) (b)
................ 6,775 48,983
Hackett Group, Inc. (The) .............. 1,914 46,549
Kyndryl Holdings, Inc.
(a)
................ 42,962 983,400
Thoughtworks Holding, Inc.
(a) (b)
........... 14,566 64,673
2,887,706
Leisure Products — 1.1%
Acushnet Holdings Corp. ............... 2,967 181,877
Brunswick Corp. .................... 7,473 595,897
Hasbro, Inc. ....................... 15,076 989,438
Malibu Boats, Inc. , Class A
(a)
............ 3,677 165,024
Mattel, Inc.
(a)
....................... 40,027 815,750
Peloton Interactive, Inc. , Class A
(a) (b)
....... 65,472 556,512
Polaris, Inc. ........................ 10,027 700,987
Smith & Wesson Brands, Inc. ............ 4,054 52,520
Sturm Ruger & Co., Inc. ............... 3,185 125,234
Vista Outdoor, Inc.
(a)
.................. 10,040 441,459
YETI Holdings, Inc.
(a) (b)
................ 6,041 212,704
4,837,402
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc. , Class A
(a)
........... 8,281 $ 132,744
BioLife Solutions, Inc.
(a)
................ 1,760 41,184
Bio-Rad Laboratories, Inc. , Class A
(a)
....... 2,467 883,655
CryoPort, Inc.
(a) (b)
.................... 5,916 39,401
Fortrea Holdings, Inc.
(a)
................ 6,121 102,955
Mesa Laboratories, Inc. ............... 549 62,608
OmniAb, Inc.
(a)
...................... 12,187 49,845
Quanterix Corp.
(a) (b)
.................. 3,399 44,918
Sotera Health Co.
(a)
.................. 10,562 165,506
1,522,816
Machinery — 3.0%
AGCO Corp. ....................... 11,793 1,177,413
Albany International Corp. , Class A ........ 1,925 130,746
Allison Transmission Holdings, Inc. ........ 10,108 1,080,141
Astec Industries, Inc. ................. 4,213 133,889
Atmus Filtration Technologies, Inc. ........ 3,102 120,792
Barnes Group, Inc. ................... 8,969 419,390
Columbus McKinnon Corp. ............. 2,143 68,169
Crane Co. ......................... 2,828 444,788
Douglas Dynamics, Inc. ............... 2,561 58,007
Enpro, Inc. ........................ 1,159 168,762
Esab Corp. ........................ 3,048 375,026
Flowserve Corp. .................... 9,961 524,347
Gates Industrial Corp. plc
(a) (b)
............ 35,256 682,204
Greenbrier Cos., Inc. (The) ............. 5,862 347,441
Helios Technologies, Inc. ............... 3,476 160,348
Hillenbrand, Inc. .................... 8,570 236,103
Hillman Solutions Corp.
(a)
.............. 34,385 364,481
Hyster-Yale, Inc. .................... 2,175 138,047
John Bean Technologies Corp. ........... 2,188 243,787
Kennametal, Inc. .................... 14,047 355,670
Middleby Corp. (The)
(a)
................ 5,440 705,568
Miller Industries, Inc. ................. 1,058 69,447
Mueller Industries, Inc. ................ 10,378 850,685
Mueller Water Products, Inc. , Class A ...... 9,072 195,864
Nikola Corp.
(a) (b)
..................... 3,743 14,710
Oshkosh Corp. ..................... 8,331 851,761
Proto Labs, Inc.
(a)
.................... 1,996 54,690
REV Group, Inc. .................... 7,987 211,656
Standex International Corp. ............. 798 146,736
Tennant Co. ....................... 1,271 111,289
Terex Corp. ........................ 12,616 652,373
Timken Co. (The) .................... 6,077 504,391
Titan International, Inc.
(a)
............... 11,649 75,020
Toro Co. (The) ...................... 8,218 661,385
Trinity Industries, Inc. ................. 6,731 230,739
Wabash National Corp. ................ 4,101 71,521
12,637,386
Marine Transportation — 0.3%
Genco Shipping & Trading Ltd. ........... 7,533 118,569
Kirby Corp.
(a)
....................... 3,781 433,908
Matson, Inc. ....................... 4,159 644,187
1,196,664
Media — 1.3%
Altice USA, Inc. , Class A
(a)
.............. 40,804 99,154
Cable One, Inc. ..................... 857 292,717
Cardlytics, Inc.
(a)
.................... 4,055 17,477
Clear Channel Outdoor Holdings, Inc.
(a)
..... 48,145 70,773
EchoStar Corp. , Class A
(a) (b)
............. 22,738 569,814
Gray Television, Inc. .................. 16,516 94,306
John Wiley & Sons, Inc. , Class A ......... 8,246 406,528
Liberty Broadband Corp. , Class A
(a)
........ 1,244 99,806
Liberty Broadband Corp. , Class C, NVS
(a)
... 8,291 670,079

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Magnite, Inc.
(a)
...................... 10,776 $ 134,484
Nexstar Media Group, Inc. .............. 5,847 1,028,604
Paramount Global , Class A
(b)
............ 1,003 21,956
Paramount Global , Class B, NVS ......... 105,742 1,156,817
Scholastic Corp. .................... 4,408 109,451
Sinclair, Inc. , Class A ................. 6,266 108,214
Stagwell, Inc. , Class A
(a)
............... 16,813 104,409
TechTarget, Inc.
(a)
.................... 3,055 88,427
TEGNA, Inc. ....................... 31,651 520,026
Thryv Holdings, Inc.
(a)
................. 5,910 84,986
5,678,028
Metals & Mining — 2.1%
Alcoa Corp. ........................ 46,318 1,856,889
Alpha Metallurgical Resources, Inc. ....... 1,313 273,498
Arch Resources, Inc. , Class A ........... 3,325 487,977
Cleveland-Cliffs, Inc.
(a)
................ 33,742 437,971
Coeur Mining, Inc.
(a)
.................. 37,026 238,447
Commercial Metals Co. ................ 21,620 1,163,156
Compass Minerals International, Inc. ....... 6,554 80,680
Hecla Mining Co. .................... 67,340 437,037
Ivanhoe Electric, Inc.
(a) (b)
............... 6,477 65,742
Kaiser Aluminum Corp. ................ 2,966 220,255
Metallus, Inc.
(a)
..................... 4,203 59,220
Radius Recycling, Inc. , Class A .......... 4,879 78,991
Ramaco Resources, Inc. , Class A ......... 5,028 51,034
Royal Gold, Inc. ..................... 5,331 778,646
Ryerson Holding Corp. ................ 5,552 120,978
SunCoke Energy, Inc. ................. 15,558 160,403
United States Steel Corp. .............. 42,005 1,631,894
Warrior Met Coal, Inc. ................. 9,758 616,022
Worthington Steel, Inc. ................ 3,711 141,909
8,900,749
Mortgage Real Estate Investment Trusts (REITs) — 2.2%
AGNC Investment Corp. ............... 143,560 1,336,544
Annaly Capital Management, Inc. ......... 94,052 1,787,928
Apollo Commercial Real Estate Finance, Inc. . 24,389 216,818
Arbor Realty Trust, Inc.
(b)
............... 32,584 480,288
ARMOUR Residential REIT, Inc. .......... 9,034 169,387
Blackstone Mortgage Trust, Inc. , Class A .... 31,150 567,241
BrightSpire Capital, Inc. , Class A ......... 25,351 154,134
Chimera Investment Corp. .............. 14,862 224,416
Claros Mortgage Trust, Inc. ............. 19,278 121,259
Dynex Capital, Inc. ................... 13,541 165,336
Ellington Financial, Inc. ................ 14,887 179,984
Franklin BSP Realty Trust, Inc. ........... 15,348 199,677
KKR Real Estate Finance Trust, Inc. ....... 10,849 125,740
Ladder Capital Corp. , Class A ........... 22,755 259,635
MFA Financial, Inc. ................... 19,459 239,151
New York Mortgage Trust, Inc. ........... 16,727 96,515
PennyMac Mortgage Investment Trust ...... 16,305 219,791
Ready Capital Corp. .................. 30,609 209,672
Redwood Trust, Inc. .................. 24,702 180,819
Rithm Capital Corp. .................. 96,490 1,021,829
Starwood Property Trust, Inc. ............ 59,620 1,176,899
TPG RE Finance Trust, Inc. ............. 10,405 91,668
Two Harbors Investment Corp. ........... 19,054 219,121
9,443,852
Multi-Utilities — 0.5%
Avista Corp. ....................... 14,739 552,418
Black Hills Corp. .................... 12,929 765,267
Northwestern Energy Group, Inc. ......... 10,776 576,085
Security
Shares
Shares Value
Multi-Utilities (continued)
Unitil Corp. ........................ 3,055 $ 176,854
2,070,624
Office REITs — 1.7%
Brandywine Realty Trust ............... 31,690 160,668
COPT Defense Properties .............. 9,920 319,424
Cousins Properties, Inc. ............... 26,746 819,230
Douglas Emmett, Inc. ................. 27,024 480,757
Easterly Government Properties, Inc. ...... 18,085 245,233
Equity Commonwealth
(a)
............... 19,990 395,602
Highwoods Properties, Inc. ............. 20,048 672,410
Hudson Pacific Properties, Inc. ........... 23,893 103,218
JBG SMITH Properties ................ 16,040 272,680
Kilroy Realty Corp. ................... 21,729 873,940
Paramount Group, Inc. ................ 34,467 167,165
Peakstone Realty Trust , Class E ......... 6,680 87,642
Piedmont Office Realty Trust, Inc. , Class A ... 23,643 235,011
SL Green Realty Corp. ................ 12,193 921,913
Vornado Realty Trust ................. 32,340 1,339,199
7,094,092
Oil, Gas & Consumable Fuels — 4.3%
Antero Midstream Corp. ............... 42,408 609,403
Berry Corp. ........................ 14,115 70,857
California Resources Corp. ............. 11,105 577,127
Centrus Energy Corp. , Class A
(a)
.......... 907 94,156
Chord Energy Corp. .................. 11,556 1,445,656
Civitas Resources, Inc. ................ 13,726 669,692
Clean Energy Fuels Corp.
(a) (b)
............ 22,586 63,918
CNX Resources Corp.
(a) (b)
.............. 18,443 627,615
Comstock Resources, Inc. .............. 16,630 192,243
CONSOL Energy, Inc. ................. 3,604 399,756
Crescent Energy, Inc. , Class A ........... 27,717 344,522
CVR Energy, Inc. .................... 6,471 102,889
Delek US Holdings, Inc. ............... 11,867 185,956
Dorian LPG Ltd. ..................... 7,126 205,585
DT Midstream, Inc. ................... 18,256 1,645,778
Granite Ridge Resources, Inc. ........... 10,978 65,100
Gulfport Energy Corp.
(a)
............... 2,402 332,533
HighPeak Energy, Inc.
(b)
............... 1,851 23,693
International Seaways, Inc. ............. 6,615 288,017
Kinetik Holdings, Inc. , Class A ........... 3,546 172,584
Kosmos Energy Ltd.
(a)
................. 88,671 333,403
Magnolia Oil & Gas Corp. , Class A ........ 32,403 819,148
Matador Resources Co. ............... 22,273 1,160,646
Murphy Oil Corp. .................... 28,934 910,842
NextDecade Corp.
(a)
.................. 10,021 58,523
Northern Oil & Gas, Inc. ............... 17,642 639,522
Par Pacific Holdings, Inc.
(a)
............. 11,168 172,546
PBF Energy, Inc. , Class A .............. 19,368 552,375
Peabody Energy Corp. ................ 22,589 593,413
Permian Resources Corp. , Class A ........ 118,457 1,614,569
Range Resources Corp. ............... 45,067 1,353,362
REX American Resources Corp.
(a)
........ 1,296 57,970
Riley Exploration Permian, Inc. ........... 940 25,107
SandRidge Energy, Inc. ............... 6,010 66,651
Sitio Royalties Corp. , Class A ............ 15,258 340,101
SM Energy Co. ..................... 21,524 903,362
Talos Energy, Inc.
(a) (b)
................. 12,314 125,849
VAALCO Energy, Inc. ................. 19,617 104,755
Vital Energy, Inc.
(a) (b)
.................. 4,594 125,278
Vitesse Energy, Inc. .................. 4,764 118,481
World Kinect Corp. ................... 11,334 296,384
18,489,367

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Paper & Forest Products — 0.3%
Clearwater Paper Corp.
(a)
.............. 3,004 $ 75,671
Louisiana-Pacific Corp. ................ 7,344 726,322
Mercer International, Inc. ............... 7,656 49,917
Sylvamo Corp. ..................... 6,602 561,302
1,413,212
Passenger Airlines — 0.9%
Alaska Air Group, Inc.
(a)
................ 24,064 1,152,906
Allegiant Travel Co. .................. 3,005 195,355
American Airlines Group, Inc.
(a) (b)
......... 114,218 1,530,521
Frontier Group Holdings, Inc.
(a) (b)
.......... 6,455 39,247
JetBlue Airways Corp.
(a) (b)
.............. 60,604 345,443
Joby Aviation, Inc. , Class A
(a) (b)
........... 50,136 240,653
SkyWest, Inc.
(a)
..................... 3,025 287,980
Sun Country Airlines Holdings, Inc.
(a)
....... 4,662 65,501
Wheels Up Experience, Inc.
(a) (b)
.......... 17,576 35,855
3,893,461
Personal Care Products — 0.1%
Edgewell Personal Care Co. ............ 9,384 327,971
Herbalife Ltd.
(a)
..................... 18,012 135,991
Nu Skin Enterprises, Inc. , Class A ......... 8,999 55,704
Olaplex Holdings, Inc.
(a)
............... 25,036 44,564
USANA Health Sciences, Inc.
(a)
.......... 2,058 76,022
640,252
Pharmaceuticals — 1.6%
Amneal Pharmaceuticals, Inc. , Class A
(a)
.... 24,287 205,711
Arvinas, Inc.
(a)
...................... 3,928 103,817
Cassava Sciences, Inc.
(a) (b)
............. 3,492 90,111
Collegium Pharmaceutical, Inc.
(a) (b)
........ 6,018 205,454
Corcept Therapeutics, Inc.
(a)
............ 8,236 403,317
Elanco Animal Health, Inc.
(a)
............. 92,565 1,170,022
Innoviva, Inc.
(a)
..................... 10,468 204,754
Jazz Pharmaceuticals plc
(a)
............. 11,828 1,301,435
Ligand Pharmaceuticals, Inc.
(a)
........... 1,440 152,208
Longboard Pharmaceuticals, Inc.
(a)
........ 2,634 157,302
Nuvation Bio, Inc. , Class A
(a) (b)
........... 25,791 56,998
Organon & Co. ..................... 48,131 903,900
Pacira BioSciences, Inc.
(a)
.............. 4,073 67,612
Perrigo Co. plc ..................... 25,462 652,591
Pliant Therapeutics, Inc.
(a) (b)
............. 5,615 79,003
Prestige Consumer Healthcare, Inc.
(a)
...... 5,610 413,737
Supernus Pharmaceuticals, Inc.
(a) (b)
........ 9,894 337,089
Tarsus Pharmaceuticals, Inc.
(a)
........... 1,134 50,452
Tilray Brands, Inc. , Class 2
(a) (b)
........... 73,003 119,725
6,675,238
Professional Services — 2.0%
Alight, Inc. , Class A
(a) (b)
................ 49,018 339,695
Barrett Business Services, Inc. ........... 1,834 66,372
CACI International, Inc. , Class A
(a)
........ 1,351 746,509
Clarivate plc
(a) (b)
..................... 50,068 330,449
Concentrix Corp. .................... 8,186 347,987
Conduent, Inc.
(a)
.................... 29,971 107,896
CSG Systems International, Inc. .......... 5,390 251,228
Dun & Bradstreet Holdings, Inc. .......... 50,520 600,683
First Advantage Corp.
(a)
................ 6,162 111,655
Genpact Ltd. ....................... 29,107 1,111,014
Heidrick & Struggles International, Inc. ..... 2,267 88,549
Kelly Services, Inc. , Class A, NVS ........ 5,882 117,581
Kforce, Inc. ........................ 1,695 97,954
Korn Ferry ........................ 4,356 307,751
ManpowerGroup, Inc. ................. 9,032 567,661
Maximus, Inc. ...................... 7,340 634,470
NV5 Global, Inc.
(a)
................... 3,816 87,196
Security
Shares
Shares Value
Professional Services (continued)
Parsons Corp.
(a) (b)
.................... 5,038 $ 544,910
Robert Half, Inc. .................... 7,041 479,562
Science Applications International Corp. .... 5,733 827,215
Sterling Check Corp.
(a)
................ 3,502 58,623
TriNet Group, Inc. ................... 3,951 335,400
UL Solutions, Inc. , Class A .............. 3,554 184,666
Upwork, Inc.
(a)
...................... 14,955 202,790
8,547,816
Real Estate Management & Development — 1.5%
Anywhere Real Estate, Inc.
(a)
............ 17,926 69,194
Compass, Inc. , Class A
(a)
............... 69,937 444,100
Cushman & Wakefield plc
(a)
............. 30,162 408,695
Forestar Group, Inc.
(a)
................. 2,019 63,740
FRP Holdings, Inc.
(a)
.................. 955 27,695
Howard Hughes Holdings, Inc.
(a)
.......... 2,734 207,893
Jones Lang LaSalle, Inc.
(a)
.............. 5,909 1,601,102
Kennedy-Wilson Holdings, Inc. ........... 20,707 221,358
Marcus & Millichap, Inc. ............... 2,620 99,141
Newmark Group, Inc. , Class A ........... 26,781 401,447
Opendoor Technologies, Inc.
(a)
........... 109,437 191,515
Redfin Corp.
(a)
...................... 22,391 232,195
Zillow Group, Inc. , Class A
(a)
............ 10,171 590,427
Zillow Group, Inc. , Class C, NVS
(a) (b)
....... 30,526 1,834,307
6,392,809
Residential REITs — 0.3%
Apartment Investment & Management Co. ,
Class A
(a)
....................... 11,958 100,926
Centerspace ....................... 2,858 199,088
Elme Communities ................... 16,590 279,873
Independence Realty Trust, Inc. .......... 19,454 381,688
NexPoint Residential Trust, Inc. .......... 2,482 103,375
UMH Properties, Inc. ................. 5,348 99,740
Veris Residential, Inc. ................. 7,664 126,226
1,290,916
Retail REITs — 1.5%
Acadia Realty Trust .................. 13,902 340,460
Agree Realty Corp. .................. 10,254 761,360
Alexander's, Inc. .................... 403 91,493
Brixmor Property Group, Inc. ............ 36,265 977,342
CBL & Associates Properties, Inc. ......... 2,694 71,256
Federal Realty Investment Trust .......... 7,547 836,509
Getty Realty Corp. ................... 6,446 202,340
InvenTrust Properties Corp. ............. 9,170 270,057
Macerich Co. (The) .................. 40,632 759,818
NETSTREIT Corp. ................... 5,669 87,870
NNN REIT, Inc. ..................... 18,779 815,760
Phillips Edison & Co., Inc. .............. 6,304 238,354
Retail Opportunity Investments Corp. ...... 15,811 245,070
Saul Centers, Inc. ................... 2,347 91,862
SITE Centers Corp. .................. 5,277 84,168
Tanger, Inc. ........................ 8,184 271,954
Urban Edge Properties ................ 7,942 176,630
Whitestone REIT .................... 4,844 66,750
6,389,053
Semiconductors & Semiconductor Equipment — 0.9%
Alpha & Omega Semiconductor Ltd.
(a)
...... 1,982 65,485
Ambarella, Inc.
(a)
.................... 4,690 263,531
Amkor Technology, Inc. ................ 10,732 273,129
Cirrus Logic, Inc.
(a)
................... 6,646 729,864
Diodes, Inc.
(a)
...................... 5,488 320,938
MaxLinear, Inc.
(a)
.................... 7,913 102,632
MKS Instruments, Inc. ................ 6,556 651,208

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Penguin Solutions, Inc.
(a) (b)
.............. 9,851 $ 148,258
Photronics, Inc.
(a)
.................... 11,331 258,347
Power Integrations, Inc. ............... 6,183 373,639
SolarEdge Technologies, Inc.
(a) (b)
......... 6,890 117,543
Synaptics, Inc.
(a)
.................... 2,478 170,164
Veeco Instruments, Inc.
(a)
.............. 2,640 75,979
Wolfspeed, Inc.
(a) (b)
................... 14,453 192,369
3,743,086
Software — 1.2%
ACI Worldwide, Inc.
(a)
................. 5,177 254,708
Adeia, Inc. ........................ 20,498 254,790
Aurora Innovation, Inc. , Class A
(a) (b)
........ 184,256 957,210
Blackbaud, Inc.
(a)
.................... 4,336 327,411
Dropbox, Inc. , Class A
(a)
............... 25,789 666,646
E2open Parent Holdings, Inc. , Class A
(a)
.... 12,572 36,836
Enfusion, Inc. , Class A
(a)
............... 5,060 45,085
Hut 8 Corp.
(a) (b)
..................... 7,425 117,241
Informatica, Inc. , Class A
(a) (b)
............ 15,251 416,352
LiveRamp Holdings, Inc.
(a)
.............. 3,753 93,937
Matterport, Inc. , Class A
(a)
.............. 18,046 82,290
Mitek Systems, Inc.
(a)
................. 3,079 26,449
NCR Voyix Corp.
(a) (b)
.................. 27,750 355,477
Olo, Inc. , Class A
(a)
................... 7,367 36,909
Pagaya Technologies Ltd. , Class A
(a) (b)
...... 2,408 27,740
Progress Software Corp.
(b)
.............. 8,176 524,000
RingCentral, Inc. , Class A
(a)
............. 8,527 307,057
SEMrush Holdings, Inc. , Class A
(a)
........ 3,555 46,606
SolarWinds Corp. ................... 4,821 63,059
Teradata Corp.
(a)
.................... 6,722 216,650
Verint Systems, Inc.
(a)
................. 11,594 246,952
5,103,405
Specialized REITs — 0.9%
EPR Properties ..................... 14,350 651,059
Farmland Partners, Inc. ............... 3,891 45,564
Four Corners Property Trust, Inc. ......... 12,236 337,224
Lamar Advertising Co. , Class A .......... 9,085 1,199,220
National Storage Affiliates Trust .......... 7,227 304,618
Outfront Media, Inc. .................. 15,439 274,197
PotlatchDeltic Corp. .................. 9,349 388,638
Rayonier, Inc. ...................... 11,898 371,574
Safehold, Inc.
(b)
..................... 3,922 83,460
Uniti Group, Inc. .................... 45,210 229,215
3,884,769
Specialty Retail — 3.8%
Academy Sports & Outdoors, Inc. ......... 13,844 704,106
Advance Auto Parts, Inc. ............... 6,169 220,171
American Eagle Outfitters, Inc. ........... 13,963 273,535
Arhaus, Inc. , Class A ................. 5,400 45,792
Arko Corp. ........................ 9,737 64,751
Asbury Automotive Group, Inc.
(a)
.......... 3,792 863,969
AutoNation, Inc.
(a) (b)
.................. 5,026 781,392
Bath & Body Works, Inc. ............... 41,981 1,191,421
Beyond, Inc.
(a) (b)
..................... 4,928 31,588
Boot Barn Holdings, Inc.
(a)
.............. 2,489 310,005
Buckle, Inc. (The) ................... 5,854 249,146
Caleres, Inc. ....................... 6,589 196,682
Camping World Holdings, Inc. , Class A ..... 3,627 72,758
Carvana Co. , Class A
(a) (b)
............... 11,315 2,798,314
Foot Locker, Inc.
(a)
................... 15,491 359,236
GameStop Corp. , Class A
(a)
............. 48,455 1,074,732
Gap, Inc. (The) ..................... 17,978 373,403
Group 1 Automotive, Inc.
(b)
.............. 2,546 927,559
Guess?, Inc. ....................... 2,838 48,218
Security
Shares
Shares Value
Specialty Retail (continued)
Haverty Furniture Cos., Inc. ............. 2,438 $ 54,002
Leslie's, Inc.
(a) (b)
..................... 20,461 55,040
Lithia Motors, Inc. , Class A ............. 5,178 1,721,012
MarineMax, Inc.
(a)
.................... 3,790 110,403
Monro, Inc. ........................ 5,634 154,428
National Vision Holdings, Inc.
(a)
.......... 9,412 97,885
ODP Corp. (The)
(a)
................... 6,594 204,612
RH
(a)
............................ 1,081 343,812
Sally Beauty Holdings, Inc.
(a)
............ 19,630 255,190
Shoe Carnival, Inc. ................... 2,070 70,939
Signet Jewelers Ltd. .................. 8,274 758,560
Sonic Automotive, Inc. , Class A .......... 2,764 156,802
Upbound Group, Inc. ................. 9,109 266,347
Urban Outfitters, Inc.
(a)
................ 5,495 197,545
Victoria's Secret & Co.
(a)
............... 13,247 400,854
Wayfair, Inc. , Class A
(a) (b)
............... 18,134 776,679
16,210,888
Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.
(a)
................ 9,424 60,455
Diebold Nixdorf, Inc.
(a)
................. 5,989 277,171
Xerox Holdings Corp. ................. 21,993 179,683
517,309
Textiles, Apparel & Luxury Goods — 2.4%
Capri Holdings Ltd.
(a)
................. 21,869 431,694
Carter's, Inc. ....................... 6,866 375,570
Columbia Sportswear Co. .............. 3,839 308,924
Crocs, Inc.
(a) (b)
...................... 8,060 869,029
Figs, Inc. , Class A
(a) (b)
................. 8,881 55,506
G-III Apparel Group Ltd.
(a)
.............. 7,540 228,311
Hanesbrands, Inc.
(a)
.................. 65,786 457,213
Kontoor Brands, Inc. .................. 10,491 898,344
Levi Strauss & Co. , Class A ............. 18,117 309,620
Oxford Industries, Inc. ................ 2,924 212,341
PVH Corp. ........................ 10,684 1,051,947
Ralph Lauren Corp. , Class A ............ 2,655 525,504
Steven Madden Ltd. .................. 9,079 408,283
Tapestry, Inc. ....................... 43,183 2,049,033
Under Armour, Inc. , Class A
(a)
............ 35,580 304,209
Under Armour, Inc. , Class C, NVS
(a)
....... 28,805 227,560
VF Corp. ......................... 62,096 1,286,008
Wolverine World Wide, Inc. ............. 15,063 231,820
10,230,916
Tobacco — 0.1%
Universal Corp. ..................... 4,632 235,861
Trading Companies & Distributors — 1.8%
Air Lease Corp. , Class A ............... 10,243 454,277
Beacon Roofing Supply, Inc.
(a)
........... 11,824 1,088,636
BlueLinx Holdings, Inc.
(a)
............... 987 108,037
Boise Cascade Co. .................. 7,449 990,940
Custom Truck One Source, Inc.
(a)
......... 7,005 28,650
DNOW, Inc.
(a)
...................... 9,391 111,096
DXP Enterprises, Inc.
(a)
................ 902 44,270
GATX Corp. ....................... 3,862 532,029
Global Industrial Co. .................. 679 18,014
GMS, Inc.
(a)
........................ 7,207 647,837
H&E Equipment Services, Inc. ........... 3,230 168,768
Herc Holdings, Inc. ................... 2,445 511,347
Karat Packaging, Inc. ................. 1,286 34,336
MRC Global, Inc.
(a)
................... 15,307 187,664
MSC Industrial Direct Co., Inc. , Class A ..... 4,602 363,880
Rush Enterprises, Inc. , Class A .......... 4,820 272,716
Rush Enterprises, Inc. , Class B .......... 615 29,864

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc.
(a)
......... 3,248 $ 453,876
Titan Machinery, Inc.
(a) (b)
............... 2,512 34,477
WESCO International, Inc. .............. 8,381 1,608,901
7,689,615
Water Utilities — 0.1%
California Water Service Group .......... 5,533 287,495
Middlesex Water Co. ................. 1,795 109,836
SJW Group ........................ 3,744 208,391
605,722
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)
....................... 3,729 24,425
Telephone & Data Systems, Inc. .......... 18,709 556,593
United States Cellular Corp.
(a) (b)
.......... 2,729 168,379
749,397
Total Common Stocks — 99 .8%
(Cost: $ 385,042,191 ) .............................. 426,638,847
Rights
Biotechnology — 0.0%
Inhibrx, Inc., CVR
(a) (c)
................. 2,612 2,925
Total Rights — 0.0%
(Cost: $ 1,691 ) .................................. 2,925
Total Long-Term Investments — 99.8%
(Cost: $ 385,043,882 ) .............................. 426,641,772
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.7%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(f)
.................. 27,841,453 $ 27,860,942
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83% ................... 806,332 806,332
Total Short-Term Securities — 6 .7%
(Cost: $ 28,647,899 ) ............................... 28,667,274
Total Investments — 106 .5%
(Cost: $ 413,691,781 ) .............................. 455,309,046
Liabilities in Excess of Other Assets — (6.5) % ............. (27,630,050)
Net Assets — 100.0% ...............................
$ 427,678,996
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 27,255,463 $ 594,365
(a)
$ — $ 1,533 $ 9,581 $ 27,860,942 27,841,453 $ 90,441
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 462,954 343,378
(a)
— — — 806,332 806,332 22,840 —
$ 1,533 $ 9,581 $ 28,667,274 $ 113,281 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Small-Cap Value ETF
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 6 12/20/24 $ 663 $ (4,491)
S&P Midcap 400 E-Mini Index ................................................. 1 12/20/24 311 (41)
$ (4,532)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 4,532 $ — $ — $ — $ 4,532
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 141,588 $ — $ — $ — $ 141,588
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (6,017) $ — $ — $ — $ (6,017)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 486,970

2024
iShares Semi-Annual Financial Statements and Additional Information
Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 426,638,847 $ — $ — $ 426,638,847
Rights ................................................ — — 2,925 2,925
Short-Term Securities
Money Market Funds ...................................... 28,667,274 — — 28,667,274
$ 455,306,121 $ — $ 2,925 $ 455,309,046
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (4,532) $ — $ — $ (4,532)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)

October 31, 2024

Statements of Assets and Liabilities
See notes to financial statements.
iShares
Morningstar
Growth ETF
iShares
Morningstar
Mid-Cap ETF
iShares
Morningstar
Mid-Cap
Growth ETF
iShares
Morningstar
Small-Cap
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 2,327,238,658 $ 986,101,139 $ 2,207,461,998 $ 609,368,463
Investments, at value — affiliated
(c)
............................................ 14,549,710 21,461,281 80,886,320 73,435,588
Cash ............................................................... 1,613 — — —
Cash pledged:
Futures contracts ...................................................... 212,000 134,000 369,000 60,000
Receivables: – – – –
Securities lending income — affiliated ........................................ 1,340 4,727 13,412 39,661
Capital shares sold ..................................................... 10,189 — 26,829 —
Dividends — unaffiliated ................................................. 236,428 352,603 366,502 69,544
Dividends — affiliated ................................................... 14,412 7,889 18,522 4,736
Total a ssets ...........................................................
2,342,264,350 1,008,061,639 2,289,142,583 682,977,992
LIABILITIES
Bank overdraft .......................................................... — 6,320 3,001 —
Collateral on securities loaned ............................................... 10,569,437 19,143,173 75,685,901 72,196,811
Payables: – – – –
Investments purchased .................................................. — — — 429,383
Capital shares redeemed ................................................. — 47,343 — —
Investment advisory fees ................................................. 80,324 34,282 112,973 31,326
Other accrued expenses ................................................. — — — 58
Variation margin on futures contracts ......................................... 103,278 35,347 107,464 13,628
Total li abilities ..........................................................
10,753,039 19,266,465 75,909,339 72,671,206
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 2,331,511,311 $ 988,795,174 $ 2,213,233,244 $ 610,306,786
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 1,609,572,299 $ 860,660,973 $ 2,069,388,531 $ 662,885,719
Accumulated earnings (loss) ................................................ 721,939,012 128,134,201 143,844,713 (52,578,933)
NET ASSETS ..........................................................
$ 2,331,511,311 $ 988,795,174 $ 2,213,233,244 $ 610,306,786
NET ASSET VALUE
Shares outstanding ......................................................
27,800,000 13,100,000 30,450,000 12,550,000
Net asset value .........................................................
$ 83.87 $ 75.48 $ 72.68 $ 48.63
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 1,494,661,273 $ 782,297,603 $ 1,816,764,507 $ 512,596,710
(b)
  Securities loaned, at value ............................................ $ 10,239,297 $ 18,589,072 $ 73,007,151 $ 69,075,129
(c)
  Investments, at cost — affiliated ......................................... $ 14,546,947 $ 21,451,172 $ 80,836,763 $ 73,380,822

Statements of Assets and Liabilities
(unaudited) (continued)
October 31, 2024
2024
iShares Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares
Morningstar
Small-Cap
Value ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 426,641,772
Investments, at value — affiliated
(c)
.......................................................................................... 28,667,274
Cash pledged:
Futures contracts .................................................................................................... 63,000
Receivables: –
Securities lending income — affiliated ...................................................................................... 14,100
Dividends — unaffiliated ............................................................................................... 183,352
Dividends — affiliated ................................................................................................. 3,069
Total a ssets .........................................................................................................
455,572,567
LIABILITIES
Bank overdraft ........................................................................................................ 8,533
Collateral on securities loaned ............................................................................................. 27,849,033
Payables: –
Investment advisory fees ............................................................................................... 21,957
Variation margin on futures contracts ....................................................................................... 14,048
Total li abilities ........................................................................................................
27,893,571
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 427,678,996
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 423,403,574
Accumulated earnings .................................................................................................. 4,275,422
NET ASSETS ........................................................................................................
$ 427,678,996
NET ASSET VALUE
Shares outstanding ....................................................................................................
6,800,000
Net asset value .......................................................................................................
$ 62.89
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 385,043,882
(b)
  Securities loaned, at value ...................................................................................... $ 26,404,881
(c)
  Investments, at cost — affiliated ................................................................................... $ 28,647,899

Statements of Operations
(unaudited)

Six Months Ended October 31, 2024

Statements of Operations
iShares
Morningstar
Growth ETF
iShares
Morningstar
Mid-Cap ETF
iShares
Morningstar
Mid-Cap Growth
ETF
iShares
Morningstar
Small-Cap
Growth ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 6,947,755 $ 7,721,901 $ 9,450,694 $ 1,986,477
Dividends — affiliated ................................................... 132,443 49,605 118,884 26,377
Interest — unaffiliated ................................................... 6,828 7,969 8,188 3,505
Securities lending income — affiliated — net ................................... 21,706 69,571 102,835 205,197
Non-cash dividends — unaffiliated .......................................... — — — 224,212
Foreign taxes withheld .................................................. (1,431) (3,434) (6,068) (28)
Total investment income ...................................................
7,107,301 7,845,612 9,674,533 2,445,740
EXPENSES
Investment advisory .................................................... 461,804 185,721 617,640 173,683
Total expenses .........................................................
461,804 185,721 617,640 173,683
Net investment income ....................................................
6,645,497 7,659,891 9,056,893 2,272,057
REALIZED AND UNREALIZED GAIN (LOSS) $ 316,064,188 $ 80,512,874 $ 180,400,174 $ 61,167,173
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ 32,910,199 $ 12,118,493 $ 43,820,546 $ 134,344
Investments — affiliated ............................................... 12,454 2,091 (5,700) 700
Foreign currency transactions ........................................... 12 436 — —
Futures contracts .................................................... 311,206 87,700 337,818 10,974
In-kind redemptions — unaffiliated
(a)
....................................... 92,239,544 3,446,353 11,090,765 644,385
125,473,415 15,655,073 55,243,429 790,403
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. 190,345,842 64,741,653 124,918,127 60,343,812
Investments — affiliated ............................................... 788 3,840 22,830 27,747
Futures contracts .................................................... 244,143 112,309 215,786 5,209
190,590,773 64,857,802 125,156,743 60,376,768
Net realized and unrealized gain .............................................
316,064,188 80,512,875 180,400,172 61,167,171
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 322,709,685 $ 88,172,766 $ 189,457,065 $ 63,439,228
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended October 31, 2024
2024
iShares Semi-Annual Financial Statements and Additional Information

iShares
Morningstar
Small-Cap
Value ETF
INVESTMENT INCOME –
Dividends — unaffiliated ............................................................................................... $ 4,760,057
Dividends — affiliated ................................................................................................. 22,840
Interest — unaffiliated ................................................................................................. 2,896
Securities lending income — affiliated — net ................................................................................. 90,441
Foreign taxes withheld ................................................................................................ (4,646)
Total investment income .................................................................................................
4,871,588
EXPENSES
Investment advisory .................................................................................................. 126,368
Interest expense .................................................................................................... 38
Total expenses .......................................................................................................
126,406
Net investment income ..................................................................................................
4,745,182
REALIZED AND UNREALIZED GAIN (LOSS) $ 39,494,527
Net realized gain (loss) from:
Investments — unaffiliated ........................................................................................... $ (15,401,676)
Investments — affiliated ............................................................................................. 1,533
Futures contracts .................................................................................................. 141,588
In-kind redemptions — unaffiliated
(a)
..................................................................................... 19,852,234
4,593,679
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 34,897,284
Investments — affiliated ............................................................................................. 9,581
Futures contracts .................................................................................................. (6,017)
34,900,848
Net realized and unrealized gain ...........................................................................................
39,494,527
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 44,239,709
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
iShares Morningstar Growth ETF iShares Morningstar Mid-Cap ETF
Six Months Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Six Months Ended
10/31/24
(unaudited)
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 6,645,497 $ 12,911,445 $ 7,659,891 $ 13,129,805
Net realized gain (loss) ............................................ 125,473,415 73,150,357 15,655,073 (11,112,918)
Net change in unrealized appreciation (depreciation) ........................ 190,590,773 389,185,818 64,857,802 117,662,887
Net increase in net assets resulting from operations ...........................
322,709,685 475,247,620 88,172,766 119,679,774
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(6,263,242)
(b)
(12,592,478) (6,932,859)
(b)
(12,485,761)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
3,725,082 (60,958,531) 81,867,130 (6,132,909)
NET ASSETS
Total increase in net assets ........................................... 320,171,525 401,696,611 163,107,037 101,061,104
Beginning of period ................................................
2,011,339,786 1,609,643,175 825,688,137 724,627,033
End of period ....................................................
$ 2,331,511,311 $ 2,011,339,786 $ 988,795,174 $ 825,688,137
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2024
iShares Semi-Annual Financial Statements and Additional Information

See notes to financial statements.
iShares Morningstar Mid-Cap Growth ETF iShares Morningstar Small-Cap Growth ETF
Six Months Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Six Months Ended
10/31/24
(unaudited)
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 9,056,893 $ 15,526,069 $ 2,272,057 $ 3,357,987
Net realized gain (loss) ............................................ 55,243,429 37,301,219 790,403 (4,255,121)
Net change in unrealized appreciation (depreciation) ........................ 125,156,743 240,082,890 60,376,768 63,237,076
Net increase in net assets resulting from operations ...........................
189,457,065 292,910,178 63,439,228 62,339,942
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(8,455,741)
(b)
(15,129,939) (1,787,386)
(b)
(3,341,553)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
121,300,015 233,680,153 19,410,661 67,958,410
NET ASSETS
Total increase in net assets ........................................... 302,301,339 511,460,392 81,062,503 126,956,799
Beginning of period ................................................
1,910,931,905 1,399,471,513 529,244,283 402,287,484
End of period ....................................................
$ 2,213,233,244 $ 1,910,931,905 $ 610,306,786 $ 529,244,283
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)

Statements of Changes in Net Assets
See notes to financial statements.
iShares Morningstar Small-Cap Value ETF
Six Months Ended
10/31/24
(unaudited)
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 4,745,182 $ 8,723,063
Net realized gain .................................................................................. 4,593,679 6,078,825
Net change in unrealized appreciation (depreciation) .......................................................... 34,900,848 34,346,986
Net increase in net assets resulting from operations .............................................................
44,239,709 49,148,874
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(4,397,211)
(b)
(8,935,666)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net decrease in net assets derived from capital share transactions ...................................................
(9,114,163) (30,788,939)
NET ASSETS
Total increase in net assets ............................................................................. 30,728,335 9,424,269
Beginning of period ..................................................................................
396,950,661 387,526,392
End of period ......................................................................................
$ 427,678,996 $ 396,950,661
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Financial Statements and Additional Information

iShares Morningstar Growth ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of period .................
$ 72.35  $ 55.89  $ 56.30  $ 61.87  $ 42.80  $ 38.08
Net investment income
(b)
.........................
0 .23  0 .46  0 .40  0 .29  0 .14  0 .21
Net realized and unrealized gain (loss)
(c)
...............
11.51  16.45  (0.40) (5.56) 19.07  4.73
Net increase (decrease) from investment operations ........ 11.74  16.91  0.00  (5.27) 19.21  4.94
Distributions from net investment income
(d)
............ (0.22)
(e)
(0.45) (0.41) (0.30) (0.14) (0.22)
Net asset value, end of period ...................... $ 83.87  $ 72.35  $ 55.89  $ 56.30  $ 61.87  $ 42.80
Total Return
(f)
Based on net asset value .......................... 16.23%
(g)
30.35% 0.05% (8.59)% 44.94% 13.04%
Ratios to Average Net Assets
(h)
Total expen ses .................................
0.04%
(i)
0.04% 0.04% 0.04% 0.23% 0.25%
Net investment income ............................
0.58%
(i)
0.70% 0.76% 0.45% 0.27% 0.54%
Supplemental Data
Net assets, end of period (000) ...................... $ 2,331,511  $ 2,011,340  $ 1,609,643  $ 1,711,617  $ 1,887,051  $ 1,519,374
Portfolio turnover rate
(j)
............................ 13% 19% 28% 22% 97% 28%
(a)
Per share amounts reflect a five-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares Morningstar Mid-Cap ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of period ................
$ 69.10  $ 60.14  $ 62.39  $ 65.81  $ 43.02  $ 49.08
Net investment income
(b)
........................
0 .60  1 .10  1 .03  0 .82  0 .57  0 .67
Net realized and unrealized gain (loss)
(c)
..............
6.32  8.90  (2.26) (3.38) 22.83  (6.03)
Net increase (decrease) from investment operations ....... 6.92  10.00  (1.23) (2.56) 23.40  (5.36)
Distributions from net investment income
(d)
........... (0.54)
(e)
(1.04) (1.02) (0.86) (0.61) (0.70)
Net asset value, end of period ..................... $ 75.48  $ 69.10  $ 60.14  $ 62.39  $ 65.81  $ 43.02
Total Return
(f)
Based on net asset value ......................... 10.05%
(g)
16.78% (1.91)% (3.99)% 54.74% (10.99)%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.04%
(i)
0.04% 0.04% 0.04% 0.22% 0.25%
Net investment income ...........................
1.65%
(i)
1.71% 1.72% 1.22% 1.06% 1.39%
Supplemental Data
Net assets, end of period (000) ..................... $ 988,795  $ 825,688  $ 724,627  $ 782,996  $ 881,917  $ 567,905
Portfolio turnover rate
(j)
........................... 9% 26% 24% 27% 133% 55%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Financial Statements and Additional Information

iShares Morningstar Mid-Cap Growth ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of period ................
$ 66.47  $ 56.43  $ 57.83  $ 66.52  $ 42.27  $ 40.66
Net investment income
(b)
........................
0 .31  0 .56  0 .52  0 .35  0 .07  0 .13
Net realized and unrealized gain (loss)
(c)
..............
6.19  10.03  (1.40) (8.65) 24.23  1.61
Net increase (decrease) from investment operations ....... 6.50  10.59  (0.88) (8.30) 24.30  1.74
Distributions from net investment income
(d)
........... (0.29)
(e)
(0.55) (0.52) (0.39) (0.05) (0.13)
Net asset value, end of period ..................... $ 72.68  $ 66.47  $ 56.43  $ 57.83  $ 66.52  $ 42.27
Total Return
(f)
Based on net asset value ......................... 9.80%
(g)
18.84% (1.49)% (12.56)% 57.51% 4.29%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.06%
(i)
0.06% 0.06% 0.06% 0.27% 0.30%
Net investment income ...........................
0.88%
(i)
0.91% 0.93% 0.51% 0.12% 0.31%
Supplemental Data
Net assets, end of period (000) ..................... $ 2,213,233  $ 1,910,932  $ 1,399,472  $ 1,087,281  $ 1,519,880  $ 532,633
Portfolio turnover rate
(j)
........................... 18% 34% 43% 43% 90% 26%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares Morningstar Small-Cap Growth ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of period ................
$ 43.56  $ 38.31  $ 39.27  $ 51.60  $ 31.92  $ 34.17
Net investment income
(b)
........................
0 .19  0 .32  0 .35  0 .31  0 .05  0 .08
Net realized and unrealized gain (loss)
(c)
..............
5.02  5.25  (0.94) (12.30) 19.68  (2.24)
Net increase (decrease) from investment operations ....... 5.21  5.57  (0.59) (11.99) 19.73  (2.16)
Distributions from net investment income
(d)
........... (0.14)
(e)
(0.32) (0.37) (0.34) (0.05) (0.09)
Net asset value, end of period ..................... $ 48.63  $ 43.56  $ 38.31  $ 39.27  $ 51.60  $ 31.92
Total Return
(f)
Based on net asset value ......................... 11.99%
(g)
14.57% (1.45)% (23.36)% 61.86% (6.32)%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.06%
(i)
0.06% 0.06% 0.06% 0.26% 0.30%
Net investment income ...........................
0.78%
(i)
0.76% 0.94% 0.65% 0.11% 0.24%
Supplemental Data
Net assets, end of period (000) ..................... $ 610,307  $ 529,244  $ 402,287  $ 318,118  $ 766,315  $ 191,512
Portfolio turnover rate
(j)
........................... 20% 44% 52% 58% 156% 57%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Semi-Annual Financial Statements and Additional Information

iShares Morningstar Small-Cap Value ETF
Six Months
Ended
10/31/24
(unaudited)
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Net asset value, beginning of period ................
$ 57.12  $ 51.33  $ 54.82  $ 58.31  $ 32.95  $ 47.85
Net investment income
(b)
........................
0 .69  1 .24  1 .24  1 .03  0 .89  1 .02
Net realized and unrealized gain (loss)
(c)
..............
5.72  5.82  (3.55) (3.43) 25.39  (14.74)
Net increase (decrease) from investment operations ....... 6.41  7.06  (2.31) (2.40) 26.28  (13.72)
Distributions from net investment income
(d)
........... (0.64)
(e)
(1.27) (1.18) (1.09) (0.92) (1.18)
Net asset value, end of period ..................... $ 62.89  $ 57.12  $ 51.33  $ 54.82  $ 58.31  $ 32.95
Total Return
(f)
Based on net asset value ......................... 11.29%
(g)
13.85% (4.20)% (4.19)% 80.90% (29.05)%
Ratios to Average Net Assets
(h)
Total expen ses ................................
0.06%
(i)
0.06% 0.06% 0.06% 0.26% 0.30%
Net investment income ...........................
2.25%
(i)
2.26% 2.33% 1.76% 2.07% 2.34%
Supplemental Data
Net assets, end of period (000) ..................... $ 427,679  $ 396,951  $ 387,526  $ 367,323  $ 446,078  $ 257,012
Portfolio turnover rate
(j)
........................... 17% 45% 41% 47% 145% 65%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on April 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
Morningstar Growth ................................................................................................... Non-diversified
Morningstar Mid-Cap .................................................................................................. Diversified
Morningstar Mid-Cap Growth ............................................................................................. Diversified
Morningstar Small-Cap Growth ........................................................................................... Diversified
Morningstar Small-Cap Value ............................................................................................. Diversified

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Morningstar Growth
BNP Paribas SA ....................................... $ 1,628,246 $ (1,628,246) $ – $ –
Goldman Sachs & Co. LLC ............................... 2,453,802 (2,453,802) – –
J.P. Morgan Securities LLC ............................... 1,947,477 (1,947,477) – –
Morgan Stanley ....................................... 999,075 (999,075) – –
Natixis SA ........................................... 165,999 (165,999) – –
UBS AG ............................................ 924,762 (924,762) – –
Wells Fargo Bank NA ................................... 2,119,936 (2,119,936) – –
$ 10,239,297 $ (10,239,297) $ – $ –
Morningstar Mid-Cap
Barclays Bank plc ...................................... $ 2,229,951 $ (2,222,729) $ – $ 7,222
(b)
Barclays Capital, Inc. ................................... 667 (667) – –
BNP Paribas SA ....................................... 695,196 (695,196) – –
BofA Securities, Inc. .................................... 2,226,648 (2,226,648) – –
Goldman Sachs & Co. LLC ............................... 3,813,279 (3,813,279) – –
J.P. Morgan Securities LLC ............................... 1,172,664 (1,172,664) – –
Morgan Stanley ....................................... 4,490,585 (4,490,585) – –
Natixis SA ........................................... 261,050 (261,050) – –
RBC Capital Markets LLC ................................ 109,690 (109,690) – –
State Street Bank & Trust Co. .............................. 326,762 (326,762) – –
UBS AG ............................................ 1,767,736 (1,767,736) – –
Virtu Americas LLC ..................................... 1,494,844 (1,494,844) – –
$ 18,589,072 $ (18,581,850) $ – $ 7,222
Morningstar Mid-Cap Growth
Barclays Bank plc ...................................... $ 5,771,255 $ (5,771,255) $ – $ –
BMO Capital Markets Corp. ............................... 67,756 (67,756) – –
BNP Paribas SA ....................................... 3,866,165 (3,866,165) – –
BofA Securities, Inc. .................................... 865,272 (865,272) – –
Citigroup Global Markets, Inc. .............................. 199,138 (199,138) – –
Goldman Sachs & Co. LLC ............................... 6,434,914 (6,434,914) – –
HSBC Bank plc ....................................... 29,050,192 (29,050,192) – –
J.P. Morgan Securities LLC ............................... 638,063 (638,063) – –
Jefferies LLC ......................................... 258,350 (258,350) – –
Morgan Stanley ....................................... 14,717,384 (14,717,384) – –
National Financial Services LLC ............................ 424,056 (424,056) – –
Natixis SA ........................................... 4,882,356 (4,882,356) – –
SG Americas Securities LLC .............................. 1,805,400 (1,805,400) – –
Toronto-Dominion Bank (The) .............................. 89,539 (89,539) – –

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Morningstar Mid-Cap Growth (continued)
UBS AG ............................................ 1,488,272 (1,488,272) – –
Wells Fargo Bank NA ................................... 2,449,039 (2,449,039) – –
$ 73,007,151 $ (73,007,151) $ – $ –
Morningstar Small-Cap Growth
Barclays Bank plc ...................................... $ 3,600,545 $ (3,600,545) $ – $ –
Barclays Capital, Inc. ................................... 915,265 (915,265) – –
BMO Capital Markets Corp. ............................... 109,524 (109,524) – –
BNP Paribas SA ....................................... 13,053,586 (13,053,586) – –
BofA Securities, Inc. .................................... 2,253,612 (2,253,612) – –
Citadel Clearing LLC .................................... 2,061,720 (2,061,720) – –
Citigroup Global Markets, Inc. .............................. 4,761,978 (4,761,978) – –
Deutsche Bank Securities, Inc. ............................. 849 (849) – –
Goldman Sachs & Co. LLC ............................... 9,689,518 (9,689,518) – –
HSBC Bank plc ....................................... 2,219,582 (2,219,582) – –
J.P. Morgan Securities LLC ............................... 9,988,410 (9,988,410) – –
Jefferies LLC ......................................... 772,549 (772,549) – –
Mizuho Securities USA LLC ............................... 108,537 (108,537) – –
Morgan Stanley ....................................... 14,608,569 (14,608,569) – –
National Financial Services LLC ............................ 678,112 (678,112) – –
Natixis SA ........................................... 83,347 (83,347) – –
Nomura Securities International, Inc. ......................... 1,293 (1,293) – –
Scotia Capital (USA), Inc. ................................ 87,717 (87,717) – –
SG Americas Securities LLC .............................. 1,351,987 (1,351,987) – –
State Street Bank & Trust Co. .............................. 1,808,937 (1,808,937) – –
Toronto-Dominion Bank (The) .............................. 174,626 (174,626) – –
UBS AG ............................................ 544,758 (544,758) – –
UBS Securities LLC .................................... 30,925 (30,925) – –
Wells Fargo Bank NA ................................... 113,186 (113,186) – –
Wells Fargo Securities LLC ............................... 55,997 (55,997) – –
$ 69,075,129 $ (69,075,129) $ – $ –
Morningstar Small-Cap Value
Barclays Bank plc ...................................... $ 1,635,909 $ (1,635,909) $ – $ –
Barclays Capital, Inc. ................................... 314,376 (264,157) – 50,219
BNP Paribas SA ....................................... 4,254,485 (4,254,485) – –
BofA Securities, Inc. .................................... 2,288,320 (2,288,320) – –
Citadel Clearing LLC .................................... 345,361 (345,361) – –
Citigroup Global Markets, Inc. .............................. 1,021,346 (1,021,346) – –
Goldman Sachs & Co. LLC ............................... 3,257,826 (3,257,826) – –
HSBC Bank plc ....................................... 2,594,625 (2,594,625) – –
J.P. Morgan Securities LLC ............................... 1,709,488 (1,709,488) – –
Jefferies LLC ......................................... 492,030 (492,030) – –
Mizuho Securities USA LLC ............................... 54,468 (44,875) – 9,593
(b)
Morgan Stanley ....................................... 3,317,751 (3,317,751) – –
National Financial Services LLC ............................ 1,293,088 (1,293,088) – –
Natixis SA ........................................... 1,313,571 (1,313,571) – –
Scotia Capital (USA), Inc. ................................ 25,699 (25,699) – –
SG Americas Securities LLC .............................. 40,685 (40,685) – –
State Street Bank & Trust Co. .............................. 387,997 (387,997) – –
Toronto-Dominion Bank (The) .............................. 107,393 (107,393) – –
UBS AG ............................................ 389 (389) – –
UBS Securities LLC .................................... 105,350 (105,350) – –
Virtu Americas LLC ..................................... 78,128 (78,128) – –
Wells Fargo Bank NA ................................... 1,059,728 (1,059,728) – –
Wells Fargo Securities LLC ............................... 706,868 (706,868) – –
$ 26,404,881 $ (26,345,069) $ – $ 59,812
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of October 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
Morningstar Growth ................................................................................................ 0.04%
Morningstar Mid-Cap ............................................................................................... 0.04
Morningstar Mid-Cap Growth .......................................................................................... 0.06
Morningstar Small-Cap Growth ........................................................................................ 0.06
Morningstar Small-Cap Value .......................................................................................... 0.06

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
October 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended October 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended October 31, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Amounts
Morningstar Growth ....................................................................................................... $ 7,535
Morningstar Mid-Cap ...................................................................................................... 19,837
Morningstar Mid-Cap Growth ................................................................................................. 37,229
Morningstar Small-Cap Growth ............................................................................................... 63,692
Morningstar Small-Cap Value ................................................................................................. 26,602
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Morningstar Growth .................................................................... $ 161,622,681 $ 58,377,620 $ (7,104,282)
Morningstar Mid-Cap ................................................................... 39,010,356 34,288,347 3,009,112
Morningstar Mid-Cap Growth .............................................................. 163,222,474 174,429,950 13,336,014
Morningstar Small-Cap Growth ............................................................ 55,563,103 52,653,958 3,251,176
Morningstar Small-Cap Value .............................................................. 41,129,253 19,496,918 (5,081,122)
iShares ETF Purchases Sales
Morningstar Growth .................................................................................... $ 291,018,052 $ 289,310,834
Morningstar Mid-Cap ................................................................................... 87,852,125 87,064,108
Morningstar Mid-Cap Growth .............................................................................. 372,201,406 371,728,449
Morningstar Small-Cap Growth ............................................................................ 116,879,513 116,275,503
Morningstar Small-Cap Value .............................................................................. 74,685,528 71,745,308
iShares ETF
In-kind
Purchases
In-kind
Sales
Morningstar Growth .................................................................................... $ 181,620,488 $ 177,931,087
Morningstar Mid-Cap ................................................................................... 92,548,134 11,273,574
Morningstar Mid-Cap Growth .............................................................................. 161,433,285 40,590,503
Morningstar Small-Cap Growth ............................................................................ 21,418,480 2,236,724
Morningstar Small-Cap Value .............................................................................. 42,825,607 54,418,072

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of April 30, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Morningstar Growth ................................................................................................... $ (236,364,376)
Morningstar Mid-Cap .................................................................................................. (92,072,628)
Morningstar Mid-Cap Growth ............................................................................................. (298,363,261)
Morningstar Small-Cap Growth ........................................................................................... (148,189,608)
Morningstar Small-Cap Value ............................................................................................. (40,914,422)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Morningstar Growth ................................................ $ 1,510,093,269 $ 886,659,823 $ (54,917,518) $ 831,742,305
Morningstar Mid-Cap ............................................... 804,522,197 250,059,599 (46,969,936) 203,089,663
Morningstar Mid-Cap Growth ......................................... 1,902,820,613 465,766,572 (80,194,782) 385,571,790
Morningstar Small-Cap Growth ........................................ 589,296,469 135,511,007 (42,036,859) 93,474,148
Morningstar Small-Cap Value ......................................... 415,249,118 78,103,598 (38,048,202) 40,055,396

Notes to Financial Statements
(unaudited) (continued)
2024
iShares Semi-Annual Financial Statements and Additional Information

offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional
Six Months Ended
10/31/24
Year Ended
04/30/24
iShares ETF Shares Amount Shares Amount
Morningstar Growth
Shares sold 2,300,000 $ 182,219,295 2,100,000 $ 132,898,359
Shares redeemed
(2,300,000) (178,494,213) (3,100,000) (193,856,890)
— $ 3,725,082 (1,000,000) $ (60,958,531)
Morningstar Mid-Cap
Shares sold 1,300,000 $ 93,210,565 350,000 $ 21,981,799
Shares redeemed
(150,000) (11,343,435) (450,000) (28,114,708)
1,150,000 $ 81,867,130 (100,000) $ (6,132,909)
Morningstar Mid-Cap Growth
Shares sold 2,300,000 $ 162,050,406 7,850,000 $ 488,966,208
Shares redeemed
(600,000) (40,750,391) (3,900,000) (255,286,055)
1,700,000 $ 121,300,015 3,950,000 $ 233,680,153
Morningstar Small-Cap Growth
Shares sold 450,000 $ 21,665,367 3,050,000 $ 122,437,537
Shares redeemed
(50,000) (2,254,706) (1,400,000) (54,479,127)
400,000 $ 19,410,661 1,650,000 $ 67,958,410
Morningstar Small-Cap Value
Shares sold 800,000 $ 45,945,725 100,000 $ 5,637,319
Shares redeemed
(950,000) (55,059,888) (700,000) (36,426,258)
(150,000) $ (9,114,163) (600,000) $ (30,788,939)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
2024
iShares Semi-Annual Financial Statements and Additional Information

Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract
iShares Morningstar Growth ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Mid-Cap Growth ETF, iShares Morningstar Small-Cap Growth ETF,
iShares Morningstar Small-Cap Value ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2024
iShares Semi-Annual Financial Statements and Additional Information

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: December 20, 2024

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: December 20, 2024